UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01355
The Alger Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Fund
Class A / ACAAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$163	1.26%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class A returned 58.06%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	49.76%	15.80%	13.86%
Alger Capital Appreciation Fund Class A—excluding sales load	58.06%	17.05%	14.48%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Capital Appreciation Fund
Class C / ALCCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$253	1.97%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class C returned 56.92%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	55.92%	16.18%	13.80%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	56.92%	16.18%	13.80%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Capital Appreciation Fund
Class Z / ACAZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$114	0.88%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class Z returned 58.67% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc.; Microsoft Corporation; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Financials sectors were the largest detractors from relative performance. Humana Inc.; Snowflake, Inc.; Schlumberger Ltd.; HubSpot, Inc.; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	58.67%	17.47%	14.88%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,928,822,240
Total number of portfolio holdings[1]	70
Portfolio turnover rate as of the end of the reporting period	60.48%
Total advisory fees paid	$14,894,181
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.2%
Consumer Discretionary	12.9%
Consumer Staples	0.1%
Energy	0.5%
Financials	3.8%
Healthcare	9.2%
Industrials	8.8%
Information Technology	47.1%
Materials	0.2%
Real Estate	0.8%
Utilities	1.6%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger 35 Fund
Class Z / ATVPX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$73	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 Fund returned 60.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Consumer Discretionary sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; Meta Platforms Inc; Spotify Technology; and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. ASML Holding NV ADR; Snap, Inc.; Enovix Corp.; Kura Sushi USA, Inc.; and Joby Aviation, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	60.74%	16.56%	15.10%
S&P 500 Index	38.02%	15.27%	14.31%
Russell 3000 Growth Index	43.42%	18.34%	17.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$31,347,972
Total number of portfolio holdings[1]	34
Portfolio turnover rate as of the end of the reporting period	254.89%
Total advisory fees paid	$144,417
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.6%
Consumer Discretionary	21.7%
Healthcare	10.7%
Industrials	9.5%
Information Technology	35.4%
Utilities	5.0%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Growth & Income Fund
Class A / ALBAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$111	0.95%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class A returned 32.85%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	25.86%	13.64%	11.65%
Alger Growth & Income Fund Class A—excluding sales load	32.85%	14.87%	12.25%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Growth & Income Fund
Class C / ALBCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$197	1.70%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class C returned 31.84%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	30.84%	14.00%	11.58%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	31.84%	14.00%	11.58%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Growth & Income Fund
Class Z / AGIZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$75	0.64%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class Z returned 33.26% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Real Estate and Financials sectors provided the largest contributions to relative performance. Broadcom Inc.; Apple Inc.; Microsoft Corp; JPMorgan Chase & Co.; and KLA Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Vail Resorts, Inc.; Adobe Inc.; Newmont Corp.; Cheniere Energy Partners LP ; and Pfizer Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	33.26%	15.24%	12.61%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$636,007,652
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	1.53%
Total advisory fees paid	$2,566,292
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	5.9%
Energy	4.6%
Financials	13.2%
Healthcare	12.0%
Industrials	5.9%
Information Technology	29.8%
Materials	1.8%
Real Estate	3.0%
Utilities	1.6%
Short-Term Investments and Other Net Assets	5.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Growth Fund
Class A / AMGAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$149	1.27%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class A returned 35.42%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	28.32%	9.76%	9.12%
Alger Mid Cap Growth Fund Class A—excluding sales load	35.42%	10.95%	9.70%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Growth Fund
Class B / AMCGX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$162	1.38%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class B returned 35.20%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	31.20%	10.83%	9.36%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	35.20%	10.93%	9.36%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Growth Fund
Class C / AMGCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$235	2.01%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class C returned 34.29%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	33.29%	10.07%	9.00%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	34.29%	10.07%	9.00%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Growth Fund
Class Z / AMCZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$116	0.98%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class Z returned 35.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Spotify Technology; AppLovin Corp.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Super Micro Computer, Inc.; Lattice Semiconductor Corp.; Wayfair, Inc.; Five Below, Inc.; and Paycom Software, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 5/28/15
Alger Mid Cap Growth Fund Class Z	35.74%	11.29%	9.42%
Russell Midcap Growth Index	38.67%	11.46%	10.82%
S&P 500 Index	38.02%	15.27%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$241,652,621
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	55.90%
Total advisory fees paid	$1,749,940
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.8%
Consumer Discretionary	9.8%
Consumer Staples	0.4%
Energy	2.3%
Financials	10.1%
Healthcare	10.2%
Industrials	23.6%
Information Technology	28.8%
Materials	1.8%
Real Estate	4.0%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Focus Fund
Class A / ALOAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$145	1.19%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class A returned 43.78%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	36.20%	(5.50)%
Alger Mid Cap Focus Fund Class A—excluding sales load	43.78%	(3.92)%
Russell Midcap Growth Index	38.67%	1.98%
S&P 500 Index	38.02%	9.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.53% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Focus Fund
Class C / ALOCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$239	1.97%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class C returned 42.59%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	41.59%	(4.67)%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	42.59%	(4.67)%
Russell Midcap Growth Index	38.67%	1.98%
S&P 500 Index	38.02%	9.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Focus Fund
Class I / AFOIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$135	1.11%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class I returned 43.83% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	43.83%	13.65%	12.03%
Russell Midcap Growth Index	38.67%	11.46%	11.23%
S&P 500 Index	38.02%	15.27%	15.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund's annual expense ratio increased from 1.12% to 1.27%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Focus Fund
Class Y / ALOYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$95	0.78%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Y returned 44.39% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 3/1/21
Alger Mid Cap Focus Fund Class Y	44.39%	(2.99)%
Russell Midcap Growth Index	38.67%	4.56%
S&P 500 Index	38.02%	13.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Mid Cap Focus Fund
Class Z / AFOZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$106	0.87%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Z returned 44.13% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.67% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Vertiv Holdings Co.; Natera, Inc.; Axon Enterprise Inc; AppLovin Corp.; and Advanced Micro Devices, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Repligen Corp.; Diamondback Energy, Inc.; Sarepta Therapeutics, Inc.; Twist Bioscience Corp.; and HubSpot, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	44.13%	13.95%	12.33%
Russell Midcap Growth Index	38.67%	11.46%	11.23%
S&P 500 Index	38.02%	15.27%	15.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$261,598,344
Total number of portfolio holdings[1]	50
Portfolio turnover rate as of the end of the reporting period	94.67%
Total advisory fees paid	$1,820,826
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.9%
Consumer Discretionary	8.9%
Energy	1.5%
Financials	4.6%
Healthcare	12.2%
Industrials	21.6%
Information Technology	32.6%
Materials	2.0%
Real Estate	0.7%
Utilities	3.8%
Short-Term Investments and Other Net Assets	5.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Weatherbie Specialized Growth Fund
Class A / ALMAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$144	1.26%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class A returned 27.96%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	21.26%	4.69%	8.02%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	27.96%	5.83%	8.60%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Weatherbie Specialized Growth Fund
Class C / ALMCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$231	2.03%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class C returned 27.16%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	26.16%	5.04%	7.94%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	27.16%	5.04%	7.94%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Weatherbie Specialized Growth Fund
Class I / ASIMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$146	1.28%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class I returned 27.96% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	27.96%	5.84%	8.60%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Weatherbie Specialized Growth Fund
Class Y / ASYMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$102	0.89%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Y returned 28.54% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	28.54%	6.24%	9.17%
Russell 2500 Growth Index	34.21%	9.14%	9.97%
S&P 500 Index	38.02%	15.27%	14.40%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Weatherbie Specialized Growth Fund
Class Z / ASMZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$110	0.96%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Z returned 28.38% for the fiscal twelve-month period ended October 31, 2024, compared to the 34.21% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Financials and Real Estate sectors provided the largest contributions to relative performance. Natera, Inc.; StepStone Group, Inc.; Glaukos Corp; Hamilton Lane Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Flywire Corp.; Progyny, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	28.38%	6.18%	8.96%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$477,042,930
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	46.68%
Total advisory fees paid	$4,198,624
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	6.3%
Energy	0.5%
Financials	16.0%
Healthcare	27.2%
Industrials	22.0%
Information Technology	17.1%
Real Estate	6.0%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
In May 2024, Edward Minn stopped managing Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Fund
Class A / ALSAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$153	1.34%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class A returned 28.40%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	21.62%	3.85%	7.21%
Alger Small Cap Growth Fund Class A—excluding sales load	28.40%	4.98%	7.79%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Fund
Class B / ALSCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$142	1.24%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class B returned 28.44%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	24.44%	4.79%	7.40%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	28.44%	4.96%	7.40%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Fund
Class C / AGSCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$242	2.13%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class C returned 27.70%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	26.20%	4.17%	7.11%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	27.20%	4.17%	7.11%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Fund
Class Y / ASCYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$98	0.86%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Y returned 28.85% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	28.85%	(8.47)%
Russell 2000 Growth Index	36.49%	(0.84)%
S&P 500 Index	38.02%	8.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Growth Fund
Class Z / ASCZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$114	1.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Z returned 28.74% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Q2 Holdings, Inc.; Shake Shack, Inc.; Wingstop, Inc.; ACI Worldwide, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Cabaletta Bio, Inc.; Structure Therapeutics, Inc.; Capri Holdings Ltd.; 10x Genomics Inc.; and DLocal Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	28.74%	5.33%	8.17%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$244,443,678
Total number of portfolio holdings[1]	106
Portfolio turnover rate as of the end of the reporting period	49.68%
Total advisory fees paid	$2,373,360
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.5%
Consumer Discretionary	18.8%
Consumer Staples	1.9%
Energy	1.5%
Financials	1.5%
Healthcare	31.5%
Industrials	12.7%
Information Technology	30.8%
Materials	0.1%
Short-Term Investments and Other Net Assets	0.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Focus Fund
Class A / AOFAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$141	1.22%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class A returned 30.97%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	24.12%	(0.94)%	6.26%
Alger Small Cap Focus Fund Class A—excluding sales load	30.97%	0.13%	6.83%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Focus Fund
Class C / AOFCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$223	1.94%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class C returned 30.08%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	29.08%	(0.52)%	6.23%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	30.08%	(0.52)%	6.23%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Focus Fund
Class I / AOFIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$133	1.15%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class I returned 31.07% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	31.07%	0.25%	6.93%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12 2024, the Fund's annual expense ratio increased from 1.24% to 1.37%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Focus Fund
Class Y / AOFYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$99	0.86%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Y returned 31.38% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	31.38%	0.58%	7.03%
Russell 2000 Growth Index	36.49%	7.92%	8.33%
S&P 500 Index	38.02%	15.27%	14.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Small Cap Focus Fund
Class Z / AGOZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$103	0.89%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Z returned 31.40% for the fiscal twelve-month period ended October 31, 2024, compared to the 36.49% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Natera, Inc.; Guidewire Software, Inc.; Q2 Holdings, Inc.; Wingstop, Inc.; and GeneDx Holdings Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Financials sectors were the largest detractors from relative performance. PROS Holdings, Inc.; Cabaletta Bio, Inc.; 10x Genomics Inc; Weatherford International; and Absci Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	31.40%	0.56%	7.26%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$1,214,912,455
Total number of portfolio holdings[1]	51
Portfolio turnover rate as of the end of the reporting period	60.26%
Total advisory fees paid	$10,854,631
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	8.2%
Financials	0.9%
Healthcare	37.6%
Industrials	20.7%
Information Technology	28.1%
Utilities	1.1%
Short-Term Investments and Other Net Assets	3.4%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger International Opportunities Fund
Class A / ALGAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$148	1.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class A returned 27.88%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	21.20%	6.94%	4.72%
Alger International Opportunities Fund Class A—excluding sales load	27.88%	8.11%	5.28%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger International Opportunities Fund
Class B / AFGPX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$153	1.34%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class B returned 27.91%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	23.91%	8.00%	4.98%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	27.91%	8.14%	4.98%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger International Opportunities Fund
Class C / ALGCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$218	1.92%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class C returned 27.17%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	26.17%	7.27%	4.61%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	27.17%	7.27%	4.61%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger International Opportunities Fund
Class I / AIGIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$147	1.29%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class I returned 27.98% for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	27.98%	8.18%	5.43%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger International Opportunities Fund
Class Z / ALCZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$99	0.87%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class Z returned 28.48% for the fiscal twelve-month period ended October 31, 2024, compared to the 24.98% return of the MSCI ACWI ex USA Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Industrials sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Ferrari NV; and MercadoLibre, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Edenred SA; Verbio SE; Samsung Electronics Co., Ltd.; BYD Company Ltd.; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing	Positive	Central banks in various regions, including the European Central Bank and the Bank of England, cut interest rates in 2024, providing liquidity and stimulating economic activity, which bolstered equity markets.
Corporate Governance Reform	Positive	During the period there was a growing trend, especially in Asian countries, to enhance corporate governance. This trend was most evident in Japan with reductions in cross-shareholdings, increases in board independence, transparency around compensation, and initiated capital returns for buybacks and dividends. This trend helped boost equity valuations and subsequently shareholder returns.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	28.48%	8.56%	5.74%
MSCI ACWI Index ex USA	24.98%	6.29%	5.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$152,209,506
Total number of portfolio holdings[1]	41
Portfolio turnover rate as of the end of the reporting period	93.24%
Total advisory fees paid	$1,107,048
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.6%
Consumer Discretionary	17.7%
Consumer Staples	9.5%
Energy	4.1%
Financials	14.6%
Healthcare	12.2%
Industrials	13.8%
Information Technology	12.9%
Materials	4.7%
Short-Term Investments and Other Net Assets	4.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective August 6, 2024, the name of the Fund changed from Alger International Focus Fund to Alger International Opportunities Fund.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Health Sciences Fund
Class A / AHSAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$129	1.18%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class A returned 18.77%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	12.53%	3.41%	6.65%
Alger Health Sciences Fund Class A—excluding sales load	18.77%	4.53%	7.22%
Russell 3000 Healthcare Index	22.36%	10.46%	9.73%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund 's expense ratio increased from 1.13% to 1.26%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Health Sciences Fund
Class C / AHSCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$207	1.90%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class C returned 18.01%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	17.01%	3.73%	6.57%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	18.01%	3.73%	6.57%
Russell 3000 Healthcare Index	22.36%	10.46%	9.73%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On July 12, 2024, the Fund's expense ratio increased from 1.95% to 2.15%.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Health Sciences Fund
Class Z / AHSZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$84	0.77%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class Z returned 19.22% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 22.39% return of the Russell 3000 Health Care Index.
Contributors to Performance
Intuitive Surgical, Inc.; Boston Scientific Corp.; Oscar Health, Inc.; Eli Lilly and Co.; and ImmunoGen Inc. were the top five contributors to absolute performance.
Detractors from Performance
Molina Healthcare, Inc.; Merck & Co., Inc.; HilleVax, Inc; Tolero Pharmaceuticals, Inc; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Innovative Drug Development	Positive	The approval of new medications, particularly in obesity treatment, benefited companies involved in these advancements.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Rising Medical Costs	Negative	Healthcare insurers faced higher-than-expected medical expenses, particularly within government-backed insurance plans like Medicare Advantage.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 5/28/15
Alger Health Sciences Fund Class Z	19.22%	4.89%	6.26%
Russell 3000 Healthcare Index	22.36%	10.46%	8.80%
S&P 500 Index	38.02%	15.27%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$97,736,406
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	233.38%
Total advisory fees paid	$602,578
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	2.5%
Healthcare	90.8%
Real Estate	4.2%
Short-Term Investments and Other Net Assets	2.5%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger AI Enablers & Adopters Fund
Class A / AIFAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$57[1]	0.90%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class A returned 19.10%, excluding sales load, from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	12.89%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	19.10%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger AI Enablers & Adopters Fund
Class C / AAICX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$105[1]	1.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class C returned 18.60%, excluding contingent deferred sales charge, from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	17.60%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	18.60%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger AI Enablers & Adopters Fund
Class I / AIFIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class I returned 19.10% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	19.10%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger AI Enablers & Adopters Fund
Class Y / AAIYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$42[1]	0.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Y returned 19.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	19.30%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger AI Enablers & Adopters Fund
Class Z / AAIZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$35[1]	0.56%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Z returned 19.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 11.68% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Broadcom Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Micron Technology, Inc.; ASML Holding; DraftKings, Inc.; Edwards Lifesciences Corp.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	19.30%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$4,431,899
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	97.31%**
Total advisory fees paid	$9,844
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.4%
Consumer Discretionary	14.7%
Consumer Staples	0.3%
Financials	1.9%
Healthcare	3.0%
Industrials	7.5%
Information Technology	48.4%
Real Estate	0.9%
Utilities	2.6%
Short-Term Investments and Other Net Assets	6.3%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Concentrated Equity Fund
Class A / CNEAX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class A returned 18.30%, excluding sales load, from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class A shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	12.13%
Alger Concentrated Equity Fund Class A—excluding sales load	18.30%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Concentrated Equity Fund
Class C / CNECX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$104[1]	1.66%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class C returned 17.80%, excluding contingent deferred sales charge, from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class C shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	16.80%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	17.80%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Concentrated Equity Fund
Class I / CNEIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$57[1]	0.91%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class I returned 18.30% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class I shares of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	18.30%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Concentrated Equity Fund
Class Y / CNEYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$42[1]	0.67%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Y returned 18.50% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	18.50%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Concentrated Equity Fund
Class Z / CNEZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$35[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Z returned 15.50% from its April 4, 2024, inception date to October 31, 2024, compared to the 13.78% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; and HEICO Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Micron Technology, Inc.; Mobileye Global, Inc.; Microsoft Corp.; Alphabet Inc.; and Cadence Design Systems, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal period of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	18.50%
Russell 1000 Growth Index	13.78%
S&P 500 Index	11.68%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$5,003,679
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	33.05%**
Total advisory fees paid	$11,196
**	Inception date 4/4/24.
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.4%
Consumer Discretionary	13.9%
Energy	1.2%
Financials	3.4%
Healthcare	8.6%
Industrials	8.7%
Information Technology	47.8%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Charles F. Baird Jr. is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. Baird is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2024	$327,790
October 31, 2023	$278,000

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2024	$67,719
October 31, 2023	$57,352

(d) All Other Fees:

October 31, 2024	$70,500
October 31, 2023	$42,430

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October31, 2024	$351,512,	€106,362
October31, 2023	$260,680,	€105,649

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2024

Table of Contents

THE ALGER FUNDS

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—99.0%
AEROSPACE & DEFENSE—2.8%
HEICO Corp.	64,408	$ 15,776,740
HEICO Corp., Cl. A	57,858	11,109,314
TransDigm Group, Inc.	20,152	26,243,950

		53,130,004
APPAREL RETAIL—0.2%
Burlington Stores, Inc.*	14,757	3,656,342
APPLICATION SOFTWARE—4.9%
Adobe, Inc.*	26,632	12,732,227
AppLovin Corp., Cl. A*	400,249	67,798,178
Cadence Design Systems, Inc.*	49,307	13,614,649

		94,145,054
AUTOMOBILE MANUFACTURERS—1.1%
Tesla, Inc.*	87,021	21,742,197
BIOTECHNOLOGY—4.2%
Amgen, Inc.	22,732	7,277,877
Ascendis Pharma A/S ADR*	12,422	1,525,670
BioNTech SE ADR*	58,233	6,586,152
Madrigal Pharmaceuticals, Inc.*	12,717	3,298,027
Natera, Inc.*	340,783	41,221,112
Nuvalent, Inc., Cl. A*	30,540	2,702,485
Sarepta Therapeutics, Inc.*	39,074	4,923,324
Vaxcyte, Inc.*	126,146	13,415,627

		80,950,274
BROADLINE RETAIL—10.4%
Amazon.com, Inc.*	846,077	157,708,753
Coupang, Inc., Cl. A*	289,927	7,477,217
Global-e Online Ltd.*	376,563	14,475,082
MercadoLibre, Inc.*	10,181	20,740,529

		200,401,581
BUILDING PRODUCTS—0.4%
Builders FirstSource, Inc.*	21,724	3,723,494
Trex Co., Inc.*	59,646	4,225,919

		7,949,413
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	432,358	15,270,884
Flutter Entertainment PLC*	18,579	4,324,634

		19,595,518
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	189,985	9,921,017
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	28,673	8,648,637
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Wabtec Corp.	26,466	$ 4,975,079
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	5,883	3,484,736
CONSUMER STAPLES MERCHANDISE RETAIL—0.1%
Walmart, Inc.	30,770	2,521,601
COPPER—0.0%
Freeport-McMoRan, Inc.	18,792	846,016
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	47,746	12,555,288
NRG Energy, Inc.	109,149	9,867,070

		22,422,358
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Eaton Corp. PLC	32,586	10,804,866
Vertiv Holdings Co., Cl. A	325,133	35,533,785

		46,338,651
ENVIRONMENTAL & FACILITIES SERVICES—2.5%
GFL Environmental, Inc.	1,157,947	48,402,185
FINANCIAL EXCHANGES & DATA—1.3%
S&P Global, Inc.	51,708	24,838,455
FOOTWEAR—0.1%
On Holding AG, Cl. A*	52,624	2,495,430
HEALTHCARE EQUIPMENT—2.5%
Boston Scientific Corp.*	258,392	21,710,096
Intuitive Surgical, Inc.*	52,676	26,540,276

		48,250,372
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
Talen Energy Corp.*	50,400	9,140,544
INTERACTIVE HOME ENTERTAINMENT—0.4%
Sea Ltd. ADR*	65,417	6,152,469
Take-Two Interactive Software, Inc.*	8,825	1,427,179

		7,579,648
INTERACTIVE MEDIA & SERVICES—11.3%
Alphabet, Inc., Cl. C	343,881	59,384,810
Meta Platforms, Inc., Cl. A	242,536	137,658,583
Pinterest, Inc., Cl. A*	666,690	21,194,075

		218,237,468
INTERNET SERVICES & INFRASTRUCTURE—0.3%
Shopify, Inc., Cl. A*	78,179	6,114,380
LIFE SCIENCES TOOLS & SERVICES—0.6%
Danaher Corp.	44,238	10,867,507
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.0% (CONT.)
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	25,239	$ 14,247,415
MOVIES & ENTERTAINMENT—3.5%
Liberty Media Corp. Series C Liberty Formula One*	140,979	11,255,763
Netflix, Inc.*	51,488	38,926,473
Spotify Technology SA*	42,782	16,475,348

		66,657,584
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	26,942	22,354,855
SEMICONDUCTORS—20.2%
Advanced Micro Devices, Inc.*	64,041	9,226,387
Astera Labs, Inc.*	172,158	12,078,605
Broadcom, Inc.	267,740	45,454,220
Marvell Technology, Inc.	38,544	3,087,760
Micron Technology, Inc.	16,338	1,628,082
NVIDIA Corp.	2,032,399	269,821,291
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	256,023	48,782,622

		390,078,967
SPECIALTY CHEMICALS—0.0%
Ecolab, Inc.	1,507	370,315
SYSTEMS SOFTWARE—14.5%
Microsoft Corp.	659,912	268,155,241
ServiceNow, Inc.*	12,536	11,695,963

		279,851,204
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	544,371	122,978,852
Dell Technologies, Inc., Cl. C	55,903	6,911,288

		129,890,140
TRANSACTION & PAYMENT PROCESSING SERVICES—2.5%
Block, Inc.*	72,126	5,216,152
Visa, Inc., Cl. A	150,086	43,502,427

		48,718,579
TOTAL COMMON STOCKS (Cost $696,948,981)		1,908,823,526
PREFERRED STOCKS—0.3%
APPLICATION SOFTWARE—0.3%
SB Technology, Inc. Series E(a),*,@	331,992	5,713,582
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Chime Financial, Inc.,Series G(a),*,@	27,841	990,861
TOTAL PREFERRED STOCKS (Cost $7,636,554)		6,704,443
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.8%
DATA CENTER—0.8%
Equinix, Inc.	16,319	$ 14,818,958
(Cost $13,100,152)		14,818,958
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $13,100,152)		14,818,958
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,411,253
(Cost $2,775,000)		2,411,253
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,775,000)		2,411,253

Total Investments (Cost $720,460,687)	100.2%	$1,932,758,180
Affiliated Securities (Cost $2,775,000)		2,411,253
Unaffiliated Securities (Cost $717,685,687)		1,930,346,927
Liabilities in Excess of Other Assets	(0.2)%	(3,935,940)
NET ASSETS	100.0%	$1,928,822,240

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Chime Financial, Inc.,Series G	8/24/21	$1,922,972	$990,861	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	2,411,253	0.1%
SB Technology, Inc. Series E	10/23/24	5,713,582	5,713,582	0.3%
Total			$9,115,696	0.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—2.9%
HEICO Corp., Cl. A	767	$ 147,272
APPLICATION SOFTWARE—5.1%
AppLovin Corp., Cl. A*	907	153,637
Cadence Design Systems, Inc.*	376	103,821

		257,458
AUTOMOBILE MANUFACTURERS—3.0%
Ferrari NV	136	64,720
Tesla, Inc.*	352	87,947

		152,667
BIOTECHNOLOGY—1.2%
Natera, Inc.*	519	62,778
BROADLINE RETAIL—10.9%
Amazon.com, Inc.*	2,073	386,407
Coupang, Inc., Cl. A*	1,729	44,591
Global-e Online Ltd.*	1,753	67,385
MercadoLibre, Inc.*	22	44,818

		543,201
COAL & CONSUMABLE FUELS—1.2%
Cameco Corp.	1,115	58,225
ELECTRIC UTILITIES—2.1%
Constellation Energy Corp.	391	102,817
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Vertiv Holdings Co., Cl. A	959	104,809
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	4,357	182,123
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	144	69,172
HEALTHCARE EQUIPMENT—2.0%
Intuitive Surgical, Inc.*	204	102,783
INTERACTIVE MEDIA & SERVICES—8.4%
Alphabet, Inc., Cl. C	597	103,096
Meta Platforms, Inc., Cl. A	558	316,710

		419,806
LIFE SCIENCES TOOLS & SERVICES—1.5%
Danaher Corp.	309	75,909
MANAGED HEALTHCARE—1.4%
UnitedHealth Group, Inc.	124	69,998
MOVIES & ENTERTAINMENT—4.0%
Liberty Media Corp. Series C Liberty Formula One*	1,224	97,724
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
MOVIES & ENTERTAINMENT—4.0% (CONT.)
Netflix, Inc.*	136	$ 102,820

		200,544
PHARMACEUTICALS—2.4%
Eli Lilly & Co.	142	117,823
SEMICONDUCTORS—23.3%
Astera Labs, Inc.*	909	63,775
Broadcom, Inc.	1,037	176,052
NVIDIA Corp.	5,622	746,377
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	936	178,345

		1,164,549
SYSTEMS SOFTWARE—11.6%
Microsoft Corp.	1,423	578,236
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8%
Apple, Inc.	1,731	391,050
TRANSACTION & PAYMENT PROCESSING SERVICES—2.1%
Visa, Inc., Cl. A	357	103,477
TOTAL COMMON STOCKS (Cost $4,150,623)		4,904,697
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(a)	37,307	37,307
(Cost $37,307)		37,307

Total Investments (Cost $4,187,930)	98.8%	$4,942,004
Unaffiliated Securities (Cost $4,187,930)		4,942,004
Other Assets in Excess of Liabilities	1.2%	61,675
NET ASSETS	100.0%	$5,003,679

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—91.2%
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	7,163	$ 2,088,803
TransDigm Group, Inc.	3,654	4,758,604

		6,847,407
APPLICATION SOFTWARE—0.8%
Adobe, Inc.*	10,295	4,921,834
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Blackrock, Inc.	10,047	9,856,408
Blackstone, Inc.	52,261	8,766,783
Blue Owl Capital, Inc., Cl. A	155,344	3,473,492

		22,096,683
BIOTECHNOLOGY—3.1%
AbbVie, Inc.	67,824	13,827,279
Amgen, Inc.	11,228	3,594,756
Gilead Sciences, Inc.	26,024	2,311,452

		19,733,487
BROADLINE RETAIL—2.6%
Amazon.com, Inc.*	89,920	16,761,088
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	42,722	3,227,647
CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	116,010	5,066,157
COMMODITY CHEMICALS—0.2%
Dow, Inc.	21,142	1,043,992
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	91,780	5,026,791
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	33,005	2,984,642
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	19,558	3,879,329
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
Walmart, Inc.	75,005	6,146,660
COPPER—0.6%
Southern Copper Corp.	36,604	4,009,968
DIVERSIFIED BANKS—4.8%
Bank of America Corp.	166,690	6,970,976
Fifth Third Bancorp	57,757	2,522,826
JPMorgan Chase & Co.	96,232	21,355,805

		30,849,607
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	40,704	3,225,792
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	39,751	$ 13,180,636
ELECTRONIC COMPONENTS—0.4%
Corning, Inc.	53,447	2,543,543
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	23,767	5,356,131
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	31,281	2,344,511
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	27,013	2,931,451
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	27,435	3,110,306
Medtronic PLC	31,752	2,833,866

		5,944,172
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	32,225	12,688,594
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	50,295	8,307,728
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	33,733	6,938,203
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	21,134	6,562,741
INTEGRATED OIL & GAS—3.7%
Chevron Corp.	58,441	8,697,190
Exxon Mobil Corp.	90,348	10,550,839
TotalEnergies SE ADR	64,786	4,053,012

		23,301,041
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	108,307	4,562,974
INTERACTIVE MEDIA & SERVICES—8.2%
Alphabet, Inc., Cl. A	122,298	20,926,411
Alphabet, Inc., Cl. C	95,157	16,432,662
Meta Platforms, Inc., Cl. A	26,174	14,855,839

		52,214,912
INVESTMENT BANKING & BROKERAGE—2.2%
Morgan Stanley	122,375	14,226,094
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	9,528	1,969,628
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	7,733	1,281,281
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
MANAGED HEALTHCARE—2.3%
UnitedHealth Group, Inc.	26,303	$ 14,848,043
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	30,685	3,120,051
Sempra	43,494	3,626,095

		6,746,146
OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	37,319	3,615,465
PHARMACEUTICALS—5.1%
AstraZeneca PLC ADR	61,207	4,354,878
Bristol-Myers Squibb Co.	35,723	1,992,271
Eli Lilly & Co.	12,561	10,422,364
GSK PLC ADR	39,459	1,450,513
Johnson & Johnson	39,372	6,294,008
Merck & Co., Inc.	29,343	3,002,376
Novartis AG ADR	22,783	2,469,677
Pfizer, Inc.	89,283	2,526,709

		32,512,796
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	26,311	2,905,787
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	15,064	3,495,902
RESTAURANTS—1.2%
McDonald's Corp.	16,038	4,684,860
Starbucks Corp.	31,618	3,089,079

		7,773,939
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
KLA Corp.	27,283	18,176,753
SEMICONDUCTORS—7.2%
Broadcom, Inc.	184,754	31,365,687
QUALCOMM, Inc.	51,374	8,362,146
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,115	5,928,652

		45,656,485
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
PepsiCo, Inc.	40,081	6,656,653
The Coca-Cola Co.	93,743	6,122,355

		12,779,008
SYSTEMS SOFTWARE—9.3%
Microsoft Corp.	136,167	55,331,460
Oracle Corp.	21,207	3,559,383

		58,890,843
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.2%
Apple, Inc.	211,886	$ 47,867,166
Dell Technologies, Inc., Cl. C	35,203	4,352,147

		52,219,313
TOBACCO—1.2%
Altria Group, Inc.	74,131	4,037,174
Philip Morris International, Inc.	28,446	3,774,784

		7,811,958
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	19,503	3,837,020
TRANSACTION & PAYMENT PROCESSING SERVICES—1.3%
Visa, Inc., Cl. A	29,128	8,442,751
TOTAL COMMON STOCKS (Cost $365,482,661)		579,886,933
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	44,473	2,248,110
(Cost $1,880,707)		2,248,110
REAL ESTATE INVESTMENT TRUST—3.0%
HEALTHCARE—0.8%
Welltower, Inc.	39,595	5,340,574
INDUSTRIAL—0.3%
Prologis, Inc.	15,627	1,764,913
RETAIL—0.7%
Simon Property Group, Inc.	26,865	4,543,409
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	26,903	3,551,196
TELECOM TOWER—0.6%
Crown Castle, Inc.	36,726	3,947,678
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $15,069,925)		19,147,770
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—2.9%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(a)	18,680,350	$ 18,680,350
(Cost $18,680,350)		18,680,350

Total Investments (Cost $401,113,643)	97.5%	$619,963,163
Unaffiliated Securities (Cost $401,113,643)		619,963,163
Other Assets in Excess of Liabilities	2.5%	16,044,489
NET ASSETS	100.0%	$636,007,652

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—95.8%
AEROSPACE & DEFENSE—3.3%
HEICO Corp., Cl. A	5,314	$ 1,020,341
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Hermes International SCA	239	543,188
APPLICATION SOFTWARE—1.9%
AppLovin Corp., Cl. A*	3,563	603,537
BIOTECHNOLOGY—3.5%
Natera, Inc.*	9,057	1,095,535
BROADLINE RETAIL—13.2%
Amazon.com, Inc.*	13,420	2,501,488
Coupang, Inc., Cl. A*	24,803	639,669
eBay, Inc.	4,668	268,457
MercadoLibre, Inc.*	356	725,236

		4,134,850
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	8,693	307,037
ELECTRIC UTILITIES—2.9%
Constellation Energy Corp.	3,484	916,153
ELECTRICAL COMPONENTS & EQUIPMENT—4.5%
Enovix Corp.*	70,082	631,088
Vertiv Holdings Co., Cl. A	7,158	782,298

		1,413,386
FOOTWEAR—2.8%
Deckers Outdoor Corp.*	1,991	320,332
On Holding AG, Cl. A*	12,100	573,782

		894,114
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	1,298	653,984
HEALTHCARE TECHNOLOGY—1.9%
Health Catalyst, Inc.*	75,764	588,686
HOTELS RESORTS & CRUISE LINES—1.2%
Trip.com Group Ltd. ADR*	6,018	387,559
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.1%
Talen Energy Corp.*	3,582	649,632
INTERACTIVE HOME ENTERTAINMENT—3.0%
Sea Ltd. ADR*	9,931	934,011
INTERACTIVE MEDIA & SERVICES—5.8%
Meta Platforms, Inc., Cl. A	3,221	1,828,175
MOVIES & ENTERTAINMENT—8.8%
Netflix, Inc.*	2,046	1,546,837
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
MOVIES & ENTERTAINMENT—8.8% (CONT.)
Spotify Technology SA*	3,169	$ 1,220,382

		2,767,219
PASSENGER AIRLINES—0.8%
Joby Aviation, Inc.*	52,511	252,053
PASSENGER GROUND TRANSPORTATION—0.9%
Uber Technologies, Inc.*	3,947	284,381
PHARMACEUTICALS—0.9%
Eli Lilly & Co.	326	270,495
RESTAURANTS—1.7%
The Cheesecake Factory, Inc.	11,416	527,648
SEMICONDUCTORS—17.6%
Astera Labs, Inc.*	16,155	1,133,435
Broadcom, Inc.	2,674	453,965
NVIDIA Corp.	22,694	3,012,855
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,887	931,169

		5,531,424
SYSTEMS SOFTWARE—9.7%
Microsoft Corp.	7,475	3,037,466
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.5%
Apple, Inc.	6,182	1,396,576
TOTAL COMMON STOCKS (Cost $20,863,706)		30,037,450
PREFERRED STOCKS—4.1%
APPLICATION SOFTWARE—1.7%
SB Technology, Inc. Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—2.4%
Impulse Dynamics PLC, Series F-1(a),*,@	545,772	758,623
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,284,113
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	62,663	$ 62,663
(Cost $62,663)		62,663

Total Investments (Cost $21,996,158)	100.1%	$31,384,226
Unaffiliated Securities (Cost $21,996,158)		31,384,226
Liabilities in Excess of Other Assets	(0.1)%	(36,254)
NET ASSETS	100.0%	$31,347,972

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Impulse Dynamics PLC, Series F-1	2/5/2024	$544,299	$758,623	2.4%
SB Technology, Inc. Series E	10/23/24	525,490	525,490	1.7%
Total			$1,284,113	4.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—93.9%
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	29,057	$ 3,492,942
AEROSPACE & DEFENSE—11.1%
Axon Enterprise, Inc.*	29,759	12,602,937
HEICO Corp.	44,854	10,986,987
TransDigm Group, Inc.	4,249	5,533,473

		29,123,397
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	19,200	4,757,184
APPLICATION SOFTWARE—21.8%
Agilysys, Inc.*	32,453	3,246,598
AppFolio, Inc., Cl. A*	10,600	2,203,422
AppLovin Corp., Cl. A*	70,557	11,951,650
Constellation Software, Inc.	2,031	6,125,076
Datadog, Inc., Cl. A*	36,421	4,568,650
Fair Isaac Corp.*	3,443	6,862,278
Guidewire Software, Inc.*	19,934	3,712,907
Manhattan Associates, Inc.*	18,839	4,961,439
Palantir Technologies, Inc., Cl. A*	158,707	6,595,863
Tyler Technologies, Inc.*	11,110	6,728,105

		56,955,988
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Ares Management Corp., Cl. A	29,695	4,979,258
AUTOMOTIVE RETAIL—0.8%
O'Reilly Automotive, Inc.*	1,810	2,087,183
BIOTECHNOLOGY—7.5%
Natera, Inc.*	84,960	10,276,762
Twist Bioscience Corp.*	93,318	3,766,314
Vaxcyte, Inc.*	23,417	2,490,398
Viking Therapeutics, Inc.*	42,197	3,060,970

		19,594,444
BROADLINE RETAIL—1.1%
JD.com, Inc. ADR	70,324	2,856,561
BUILDING PRODUCTS—2.2%
Builders FirstSource, Inc.*	15,839	2,714,805
Trex Co., Inc.*	42,898	3,039,323

		5,754,128
CARGO GROUND TRANSPORTATION—1.7%
Old Dominion Freight Line, Inc.	21,908	4,410,519
CONSTRUCTION & ENGINEERING—1.4%
Comfort Systems USA, Inc.	9,099	3,558,073
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
CONSTRUCTION MATERIALS—2.0%
Martin Marietta Materials, Inc.	8,623	$ 5,107,748
DIVERSIFIED BANKS—1.9%
NU Holdings, Ltd., Cl. A*	330,491	4,987,109
ELECTRIC UTILITIES—3.8%
Constellation Energy Corp.	38,016	9,996,687
ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
Vertiv Holdings Co., Cl. A	84,666	9,253,147
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	76,767	5,144,924
FINANCIAL EXCHANGES & DATA—0.8%
Coinbase Global, Inc., Cl. A*	11,797	2,114,612
FOOTWEAR—1.7%
Deckers Outdoor Corp.*	27,840	4,479,178
HEALTHCARE TECHNOLOGY—2.2%
Veeva Systems, Inc., Cl. A*	27,552	5,753,684
HOME IMPROVEMENT RETAIL—0.4%
Floor & Decor Holdings, Inc., Cl. A*	11,220	1,156,221
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.7%
Gates Industrial Corp. PLC*	229,230	4,435,601
INTERACTIVE MEDIA & SERVICES—2.2%
Pinterest, Inc., Cl. A*	178,812	5,684,433
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Cloudflare, Inc., Cl. A*	48,784	4,278,845
LIFE SCIENCES TOOLS & SERVICES—2.5%
Bruker Corp.	29,596	1,675,430
Repligen Corp.*	36,467	4,896,424

		6,571,854
MOVIES & ENTERTAINMENT—3.4%
Spotify Technology SA*	23,113	8,900,816
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Diamondback Energy, Inc.	21,859	3,864,015
REAL ESTATE SERVICES—0.7%
CoStar Group, Inc.*	26,240	1,910,010
RESTAURANTS—3.0%
Chipotle Mexican Grill, Inc.*	90,500	5,047,185
Meituan, Cl. B*	117,996	2,788,290

		7,835,475
SEMICONDUCTORS—5.7%
Astera Labs, Inc.*	49,762	3,491,302
Marvell Technology, Inc.	81,303	6,513,183
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
SEMICONDUCTORS—5.7% (CONT.)
Monolithic Power Systems, Inc.	6,572	$ 4,990,120

		14,994,605
SYSTEMS SOFTWARE—0.7%
Zscaler, Inc.*	9,501	1,717,686
TOTAL COMMON STOCKS (Cost $177,745,921)		245,756,327
PREFERRED STOCKS—0.9%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc. Series E(a),*,@	128,320	2,208,387
(Cost $2,208,387)		2,208,387
SHORT-TERM SECURITIES—5.2%
MONEY MARKET FUNDS—5.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	13,650,525	13,650,525
(Cost $13,650,525)		13,650,525

Total Investments (Cost $193,604,833)	100.0%	$261,615,239
Unaffiliated Securities (Cost $193,604,833)		261,615,239
Liabilities in Excess of Other Assets	(0.0)%	(16,895)
NET ASSETS	100.0%	$261,598,344

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
SB Technology, Inc. Series E	10/23/24	$2,208,387	$2,208,387	0.9%
Total			$2,208,387	0.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—97.7%
ADVERTISING—2.0%
The Trade Desk, Inc., Cl. A*	40,359	$ 4,851,555
AEROSPACE & DEFENSE—3.2%
HEICO Corp.	22,281	5,457,731
TransDigm Group, Inc.	1,811	2,358,465

		7,816,196
APPLICATION SOFTWARE—16.7%
AppLovin Corp., Cl. A*	39,840	6,748,498
Clearwater Analytics Holdings, Inc., Cl. A*	184,478	4,816,721
Constellation Software, Inc.	2,011	6,064,761
Datadog, Inc., Cl. A*	31,860	3,996,518
Guidewire Software, Inc.*	32,811	6,111,377
Manhattan Associates, Inc.*	12,940	3,407,878
Palantir Technologies, Inc., Cl. A*	58,413	2,427,644
Procore Technologies, Inc.*	20,151	1,322,913
The Descartes Systems Group, Inc.*	53,225	5,529,498

		40,425,808
ASSET MANAGEMENT & CUSTODY BANKS—5.0%
Ares Management Corp., Cl. A	26,557	4,453,078
Blue Owl Capital, Inc., Cl. A	346,645	7,750,982

		12,204,060
AUTOMOTIVE RETAIL—0.7%
AutoZone, Inc.*	600	1,805,400
BIOTECHNOLOGY—3.2%
Natera, Inc.*	37,141	4,492,575
Vaxcyte, Inc.*	30,465	3,239,953

		7,732,528
BROADLINE RETAIL—0.4%
Global-e Online Ltd.*	28,794	1,106,841
BUILDING PRODUCTS—1.7%
Builders FirstSource, Inc.*	15,770	2,702,978
Trex Co., Inc.*	19,227	1,362,233

		4,065,211
CARGO GROUND TRANSPORTATION—2.7%
Old Dominion Freight Line, Inc.	32,196	6,481,699
CONSTRUCTION MATERIALS—1.8%
Martin Marietta Materials, Inc.	7,218	4,275,510
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Vertiv Holdings Co., Cl. A	87,885	9,604,952
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	72,292	4,845,010
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—4.5%
GFL Environmental, Inc.	261,718	$ 10,939,812
FINANCIAL EXCHANGES & DATA—2.1%
MSCI, Inc., Cl. A	9,013	5,148,226
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	9,292	3,781,101
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	19,345	4,039,816
HOME IMPROVEMENT RETAIL—0.7%
Floor & Decor Holdings, Inc., Cl. A*	17,644	1,818,214
HOMEBUILDING—2.2%
NVR, Inc.*	573	5,244,560
HOMEFURNISHING RETAIL—0.8%
Wayfair, Inc., Cl. A*	44,103	1,888,932
HOTELS RESORTS & CRUISE LINES—2.1%
Hilton Worldwide Holdings, Inc.	21,562	5,063,836
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	10,762	1,986,342
INSURANCE BROKERS—1.0%
Ryan Specialty Holdings, Inc., Cl. A	35,507	2,338,846
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	31,695	1,639,265
INTERACTIVE MEDIA & SERVICES—2.6%
Pinterest, Inc., Cl. A*	194,672	6,188,623
INTERNET SERVICES & INFRASTRUCTURE—1.8%
Cloudflare, Inc., Cl. A*	24,370	2,137,493
MongoDB, Inc., Cl. A*	7,809	2,111,553

		4,249,046
IT CONSULTING & OTHER SERVICES—2.0%
Globant SA*	23,263	4,882,671
LIFE SCIENCES TOOLS & SERVICES—3.7%
Mettler-Toledo International, Inc.*	1,626	2,100,386
Repligen Corp.*	34,584	4,643,594
West Pharmaceutical Services, Inc.	7,523	2,316,557

		9,060,537
MOVIES & ENTERTAINMENT—2.5%
Spotify Technology SA*	15,825	6,094,208
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Diamondback Energy, Inc.	31,000	5,479,870
PROPERTY & CASUALTY INSURANCE—2.0%
Intact Financial Corp.	25,194	4,811,351
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
REAL ESTATE SERVICES—4.0%
CoStar Group, Inc.*	46,711	$ 3,400,093
FirstService Corp.	33,610	6,223,564

		9,623,657
RESEARCH & CONSULTING SERVICES—4.1%
TransUnion	51,958	5,263,345
Verisk Analytics, Inc.	16,741	4,599,088

		9,862,433
RESTAURANTS—2.8%
Chipotle Mexican Grill, Inc.*	65,590	3,657,954
Domino's Pizza, Inc.	7,313	3,025,608

		6,683,562
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
Onto Innovation, Inc.*	7,201	1,428,174
SEMICONDUCTORS—4.7%
Astera Labs, Inc.*	37,501	2,631,070
Lattice Semiconductor Corp.*	36,639	1,856,132
Marvell Technology, Inc.	47,813	3,830,300
Monolithic Power Systems, Inc.	3,941	2,992,401

		11,309,903
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	31,613	950,919
TRADING COMPANIES & DISTRIBUTORS—2.6%
Ferguson Enterprises, Inc.	31,825	6,261,251
TOTAL COMMON STOCKS (Cost $173,196,449)		235,989,925
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(a),*,@	59,020	1,015,734
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	219,610	—
TOTAL PREFERRED STOCKS (Cost $2,003,979)		1,015,734
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Tolero CDR(a),*,@	590,059	182,918
(Cost $315,502)		182,918
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,042,704
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.6% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.6% (CONT.)
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		$ 412,737

		1,455,441
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,455,441
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(c)	2,039,960	2,039,960
(Cost $2,039,960)		2,039,960

Total Investments (Cost $179,230,890)	99.6%	$240,683,978
Affiliated Securities (Cost $1,675,000)		1,455,441
Unaffiliated Securities (Cost $177,555,890)		239,228,537
Other Assets in Excess of Liabilities	0.4%	968,643
NET ASSETS	100.0%	$241,652,621

CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$1,042,704	0.4%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	412,737	0.2%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	182,918	0.1%
Total			$2,654,093	1.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—1.6%
Bombardier, Inc., Cl. B*	36,433	$ 2,679,979
Loar Holdings, Inc.*	14,101	1,215,224
StandardAero, Inc.*	1,272	36,697

		3,931,900
APPAREL RETAIL—3.3%
Abercrombie & Fitch Co., Cl. A*	10,345	1,363,368
Aritzia, Inc.*	83,698	2,694,855
Victoria's Secret & Co.*	129,423	3,916,340

		7,974,563
APPLICATION SOFTWARE—21.3%
ACI Worldwide, Inc.*	65,573	3,226,192
Altair Engineering, Inc., Cl. A*	11,367	1,182,054
AppFolio, Inc., Cl. A*	14,923	3,102,044
BILL Holdings, Inc.*	24,892	1,452,697
Blackbaud, Inc.*	43,683	3,298,503
BlackLine, Inc.*	32,897	1,821,507
Guidewire Software, Inc.*	21,214	3,951,320
InterDigital, Inc.	16,625	2,501,065
Manhattan Associates, Inc.*	20,656	5,439,964
nCino, Inc.*	88,202	3,289,934
Q2 Holdings, Inc.*	95,109	8,051,928
SPS Commerce, Inc.*	32,685	5,393,025
Vertex, Inc., Cl. A*	225,976	9,380,264

		52,090,497
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Modine Manufacturing Co.*	2,894	340,826
BIOTECHNOLOGY—19.3%
Absci Corp.*	664,714	2,552,502
Akero Therapeutics, Inc.*	110,356	3,402,276
Biohaven, Ltd.*	31,169	1,550,970
Blueprint Medicines Corp.*	13,868	1,213,589
Cabaletta Bio, Inc.*	371,737	1,319,666
CareDx, Inc.*	123,918	2,742,305
Centessa Pharmaceuticals PLC ADR*	55,271	831,276
Denali Therapeutics, Inc.*	48,926	1,270,119
Insmed, Inc.*	39,017	2,625,064
Instil Bio, Inc.*	16,699	530,527
Keros Therapeutics, Inc.*	26,208	1,521,112
Larimar Therapeutics, Inc.*	398,960	3,281,446
Merus NV*	25,594	1,277,908
MoonLake Immunotherapeutics*	65,039	3,019,110
Natera, Inc.*	15,382	1,860,607
Nurix Therapeutics, Inc.*	58,155	1,429,450
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
BIOTECHNOLOGY—19.3% (CONT.)
Nuvalent, Inc., Cl. A*	44,863	$ 3,969,927
ORIC Pharmaceuticals, Inc.*	118,506	1,111,586
Revolution Medicines, Inc.*	62,620	3,350,170
Twist Bioscience Corp.*	52,305	2,111,030
Vaxcyte, Inc.*	30,257	3,217,832
Viking Therapeutics, Inc.*	41,991	3,046,027

		47,234,499
BUILDING PRODUCTS—2.7%
CSW Industrials, Inc.	14,932	5,272,489
The AZEK Co., Inc., Cl. A*	31,211	1,373,284

		6,645,773
CONSTRUCTION & ENGINEERING—1.5%
Construction Partners, Inc., Cl. A*	16,934	1,333,214
Tutor Perini Corp.*	93,854	2,432,696

		3,765,910
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
BJ's Wholesale Club Holdings, Inc.*	20,101	1,703,158
EDUCATION SERVICES—1.1%
Duolingo, Inc.*	5,904	1,729,695
KinderCare Learning Cos., Inc.*	36,339	1,059,645

		2,789,340
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.*	216,498	1,949,564
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
908 Devices, Inc.*	444,981	1,395,015
ELECTRONIC MANUFACTURING SERVICES—0.9%
Fabrinet*	9,551	2,301,504
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	68,576	980,637
FOOTWEAR—1.6%
On Holding AG, Cl. A*	81,502	3,864,825
HEALTHCARE EQUIPMENT—3.4%
Ceribell, Inc.*	14,465	380,285
Glaukos Corp.*	24,626	3,256,788
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	3,209,358
Tandem Diabetes Care, Inc.*	42,896	1,345,648

		8,192,079
HEALTHCARE SERVICES—1.0%
GeneDx Holdings Corp.*	5,990	489,323
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
HEALTHCARE SERVICES—1.0% (CONT.)
Guardant Health, Inc.*	84,234	$ 1,843,040

		2,332,363
HEALTHCARE SUPPLIES—1.4%
Neogen Corp.*	231,401	3,304,406
HEALTHCARE TECHNOLOGY—0.5%
Health Catalyst, Inc.*	164,541	1,278,484
HOMEFURNISHING RETAIL—1.1%
RH*	8,141	2,589,245
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.5%
Gates Industrial Corp. PLC*	341,266	6,603,497
RBC Bearings, Inc.*	15,502	4,345,986

		10,949,483
INTERACTIVE MEDIA & SERVICES—0.5%
Reddit, Inc., Cl. A*	10,583	1,262,552
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Wix.com Ltd.*	17,973	3,003,648
INVESTMENT BANKING & BROKERAGE—0.4%
Piper Sandler Cos.	3,173	899,990
LEISURE FACILITIES—1.3%
Planet Fitness, Inc., Cl. A*	39,248	3,081,753
LIFE & HEALTH INSURANCE—0.5%
Oscar Health, Inc., Cl. A*	74,142	1,245,586
LIFE SCIENCES TOOLS & SERVICES—5.1%
10X Genomics, Inc., Cl. A*	38,365	614,991
Bio-Techne Corp.	84,670	6,244,412
CryoPort, Inc.*	278,774	1,856,635
MaxCyte, Inc.*	188,744	675,704
Repligen Corp.*	15,394	2,066,952
Tempus AI, Inc.*	21,161	944,204

		12,402,898
OIL & GAS EQUIPMENT & SERVICES—0.7%
Weatherford International PLC	22,608	1,786,032
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Magnolia Oil & Gas Corp., Cl. A	76,031	1,922,064
OTHER SPECIALTY RETAIL—0.9%
Five Below, Inc.*	22,893	2,170,027
PASSENGER AIRLINES—0.6%
Joby Aviation, Inc.*	327,208	1,570,598
PERSONAL CARE PRODUCTS—0.5%
Oddity Tech, Ltd., Cl. A*	33,244	1,276,237
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
PHARMACEUTICALS—0.6%
Structure Therapeutics, Inc. ADR*	36,635	$ 1,507,530
RESTAURANTS—9.1%
Cava Group, Inc.*	26,053	3,479,639
Kura Sushi USA, Inc., Cl. A*	37,471	3,740,355
Shake Shack, Inc., Cl. A*	54,281	6,604,369
The Cheesecake Factory, Inc.	39,679	1,833,963
Wingstop, Inc.	23,253	6,689,656

		22,347,982
SEMICONDUCTORS—3.5%
Astera Labs, Inc.*	43,899	3,079,954
Rambus, Inc.*	32,527	1,555,441
Universal Display Corp.	21,944	3,956,942

		8,592,337
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.3%
Celsius Holdings, Inc.*	23,944	720,236
SPECIALIZED CONSUMER SERVICES—0.3%
European Wax Center, Inc., Cl. A*	108,774	782,085
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	286,469
SYSTEMS SOFTWARE—2.0%
CyberArk Software Ltd.*	6,245	1,726,867
Rapid7, Inc.*	28,165	1,138,429
Varonis Systems, Inc.*	38,804	1,954,558

		4,819,854
TRADING COMPANIES & DISTRIBUTORS—0.9%
Xometry, Inc., Cl. A*	111,329	2,190,955
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Marqeta, Inc., Cl. A*	281,640	1,594,082
TOTAL COMMON STOCKS (Cost $197,061,673)		239,076,986
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(a),*,@	61,600	1,060,136
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	50,688	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-1(a),*,@	391,753	544,536
TOTAL PREFERRED STOCKS (Cost $1,678,927)		1,604,672
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	$ 15,875
Tolero CDR(a),*,@	174,782	54,183

		70,058
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	94,653
TOTAL RIGHTS (Cost $94,483)		164,711
SPECIAL PURPOSE VEHICLE—0.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,564,056
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		412,737

		1,976,793
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		1,976,793
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(c)	58	58
(Cost $58)		58

Total Investments (Cost $201,110,141)	99.3%	$242,823,220
Affiliated Securities (Cost $2,275,000)		1,976,793
Unaffiliated Securities (Cost $198,835,141)		240,846,427
Other Assets in Excess of Liabilities	0.7%	1,620,458
NET ASSETS	100.0%	$244,443,678

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,564,056	0.6%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	412,737	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	94,653	0.1%
Impulse Dynamics PLC, Series A	2//11/22	3,646,998	3,209,358	1.3%
Impulse Dynamics PLC, Series F-1	2/5/24	390,695	544,536	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	15,875	0.0%
Prosetta Biosciences, Inc., Series D	2/16/15	228,096	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,060,136	1,060,136	0.4%
Tolero CDR	2/6/17	94,483	54,183	0.0%
Total			$6,955,534	2.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—0.6%
Loar Holdings, Inc.*	78,696	$ 6,782,021
APPAREL RETAIL—0.6%
Abercrombie & Fitch Co., Cl. A*	55,034	7,252,931
APPLICATION SOFTWARE—25.9%
Agilysys, Inc.*	301,875	30,199,575
Altair Engineering, Inc., Cl. A*	302,046	31,409,764
AppFolio, Inc., Cl. A*	66,826	13,891,121
Clearwater Analytics Holdings, Inc., Cl. A*	1,608,199	41,990,076
Guidewire Software, Inc.*	268,244	49,963,127
Intapp, Inc.*	378,908	19,009,814
nCino, Inc.*	487,973	18,201,393
PROS Holdings, Inc.*	1,528,263	30,259,607
Q2 Holdings, Inc.*	506,232	42,857,601
SPS Commerce, Inc.*	50,881	8,395,365
Vertex, Inc., Cl. A*	682,855	28,345,311

		314,522,754
AUTOMOTIVE PARTS & EQUIPMENT—2.6%
Modine Manufacturing Co.*	270,013	31,799,431
BIOTECHNOLOGY—16.5%
Absci Corp.*	5,039,284	19,350,851
Cabaletta Bio, Inc.*	2,326,932	8,260,609
CareDx, Inc.*	1,224,229	27,092,188
Insmed, Inc.*	282,203	18,986,618
MoonLake Immunotherapeutics*	483,565	22,447,087
Natera, Inc.*	365,310	44,187,898
Revolution Medicines, Inc.*	335,711	17,960,538
Twist Bioscience Corp.*	513,367	20,719,492
Vaxcyte, Inc.*	114,563	12,183,775
Viking Therapeutics, Inc.*	119,060	8,636,612

		199,825,668
BUILDING PRODUCTS—3.1%
AAON, Inc.	158,481	18,101,700
Trex Co., Inc.*	273,806	19,399,155

		37,500,855
CONSTRUCTION & ENGINEERING—3.1%
Construction Partners, Inc., Cl. A*	228,772	18,011,220
Tutor Perini Corp.*	765,437	19,840,127

		37,851,347
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.0%
Federal Signal Corp.	297,006	24,226,779
HEALTHCARE EQUIPMENT—3.8%
Glaukos Corp.*	235,413	31,133,369
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
HEALTHCARE EQUIPMENT—3.8% (CONT.)
Inari Medical, Inc.*	307,569	$ 14,886,340

		46,019,709
HEALTHCARE SERVICES—3.1%
GeneDx Holdings Corp.*	461,757	37,720,929
HEALTHCARE SUPPLIES—0.8%
Merit Medical Systems, Inc.*	100,841	9,948,973
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.1%
Talen Energy Corp.*	74,680	13,543,965
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—7.6%
Gates Industrial Corp. PLC*	1,320,475	25,551,191
RBC Bearings, Inc.*	175,287	49,141,711
SPX Technologies, Inc.*	125,462	18,002,542

		92,695,444
INVESTMENT BANKING & BROKERAGE—0.9%
Piper Sandler Cos.	38,406	10,893,478
LIFE SCIENCES TOOLS & SERVICES—10.2%
BioLife Solutions, Inc.*	1,414,900	33,108,660
Bio-Techne Corp.	397,672	29,328,310
CryoPort, Inc.*	1,942,883	12,939,601
Repligen Corp.*	225,052	30,217,732
Stevanato Group SpA	951,820	18,094,098

		123,688,401
RESTAURANTS—4.9%
Kura Sushi USA, Inc., Cl. A*	299,790	29,925,038
Wingstop, Inc.	104,676	30,114,238

		60,039,276
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
Camtek Ltd.	194,495	15,474,022
SEMICONDUCTORS—0.9%
Astera Labs, Inc.*	159,860	11,215,778
TRADING COMPANIES & DISTRIBUTORS—4.4%
FTAI Aviation, Ltd.	223,708	30,075,303
Xometry, Inc., Cl. A*	1,154,610	22,722,725

		52,798,028
TOTAL COMMON STOCKS (Cost $877,921,701)		1,133,799,789
PREFERRED STOCKS—3.2%
HEALTHCARE EQUIPMENT—3.2%
Impulse Dynamics PLC, Series F-1(a),(b),*,@	28,027,798	38,958,639
(Cost $27,952,123)		38,958,639
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	$ 3,691
(Cost $6,435)		3,691
SHORT-TERM SECURITIES—3.3%
MONEY MARKET FUNDS—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(c)	40,400,199	40,400,199
(Cost $40,400,199)		40,400,199

Total Investments (Cost $946,280,458)	99.9%	$1,213,162,318
Affiliated Securities (Cost $27,952,123)		38,958,639
Unaffiliated Securities (Cost $918,328,335)		1,174,203,679
Other Assets in Excess of Liabilities	0.1%	1,750,137
NET ASSETS	100.0%	$1,214,912,455

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	$27,952,123	$38,958,639	3.2%
Tolero CDR	2/6/17	6,435	3,691	0.0%
Total			$38,962,330	3.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—5.2%
AAR Corp.*	128,201	$ 7,525,399
Cadre Holdings, Inc.	195,650	6,802,751
Kratos Defense & Security Solutions, Inc.*	290,882	6,608,839
Loar Holdings, Inc.*	45,313	3,905,074

		24,842,063
APPLICATION SOFTWARE—11.0%
Agilysys, Inc.*	104,208	10,424,968
nCino, Inc.*	164,437	6,133,500
PROS Holdings, Inc.*	223,952	4,434,250
Sprout Social, Inc., Cl. A*	117,967	3,124,946
SPS Commerce, Inc.*	98,986	16,332,690
Vertex, Inc., Cl. A*	286,546	11,894,524

		52,344,878
ASSET MANAGEMENT & CUSTODY BANKS—9.9%
Hamilton Lane, Inc., Cl. A	133,270	23,940,623
StepStone Group, Inc., Cl. A	387,487	23,299,593

		47,240,216
BIOTECHNOLOGY—9.8%
ACADIA Pharmaceuticals, Inc.*	840,768	12,266,805
Natera, Inc.*	223,706	27,059,478
Ultragenyx Pharmaceutical, Inc.*	145,589	7,423,583

		46,749,866
BROADLINE RETAIL—3.8%
Ollie's Bargain Outlet Holdings, Inc.*	189,805	17,429,793
Savers Value Village, Inc.*	77,607	793,920

		18,223,713
CARGO GROUND TRANSPORTATION—3.0%
RXO, Inc.*	507,840	14,316,010
CONSTRUCTION & ENGINEERING—0.1%
MYR Group, Inc.*	5,258	688,798
CONSUMER FINANCE—3.7%
Upstart Holdings, Inc.*	362,735	17,657,940
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Novanta, Inc.*	46,735	7,956,166
PAR Technology Corp.*	28,716	1,693,957

		9,650,123
ENVIRONMENTAL & FACILITIES SERVICES—8.5%
Casella Waste Systems, Inc., Cl. A*	262,276	25,671,575
CECO Environmental Corp.*	67,354	1,603,025
Montrose Environmental Group, Inc.*	497,859	13,128,542

		40,403,142
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
HEALTHCARE EQUIPMENT—10.5%
Glaukos Corp.*	144,258	$ 19,078,121
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	2,627,864
Inmode, Ltd.*	96,340	1,645,487
Inogen, Inc.*	189,051	1,650,415
Inspire Medical Systems, Inc.*	14,101	2,750,259
iRhythm Technologies, Inc.*	84,969	6,155,154
Nevro Corp.*	5,998	33,049
Tandem Diabetes Care, Inc.*	516,077	16,189,336

		50,129,685
HEALTHCARE FACILITIES—0.8%
US Physical Therapy, Inc.	48,872	3,918,557
HEALTHCARE SERVICES—1.5%
NeoGenomics, Inc.*	525,724	7,144,589
HEALTHCARE SUPPLIES—2.9%
Neogen Corp.*	967,716	13,818,984
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
First Advantage Corp.*	324,860	5,886,463
LEISURE FACILITIES—1.4%
Planet Fitness, Inc., Cl. A*	84,189	6,610,520
MANAGED HEALTHCARE—1.7%
Progyny, Inc.*	525,665	7,911,258
OIL & GAS EQUIPMENT & SERVICES—0.5%
Core Laboratories, Inc.	130,393	2,464,428
PROPERTY & CASUALTY INSURANCE—1.5%
Palomar Holdings, Inc.*	78,682	7,063,283
REAL ESTATE SERVICES—6.0%
FirstService Corp.	154,121	28,538,586
RESTAURANTS—1.1%
Wingstop, Inc.	18,028	5,186,475
SEMICONDUCTORS—4.1%
Impinj, Inc.*	15,159	2,880,058
Semtech Corp.*	262,800	11,613,132
SiTime Corp.*	28,944	4,891,826

		19,385,016
TRADING COMPANIES & DISTRIBUTORS—4.0%
SiteOne Landscape Supply, Inc.*	91,943	12,848,115
Transcat, Inc.*	51,312	4,903,888
Xometry, Inc., Cl. A*	65,416	1,287,387

		19,039,390
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
Flywire Corp.*	254,005	$ 4,424,767
TOTAL COMMON STOCKS (Cost $352,848,860)		453,638,750
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—4.8%
MONEY MARKET FUNDS—4.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	22,807,134	22,807,134
(Cost $22,807,134)		22,807,134

Total Investments (Cost $376,697,627)	99.9%	$476,445,884
Unaffiliated Securities (Cost $376,697,627)		476,445,884
Other Assets in Excess of Liabilities	0.1%	597,046
NET ASSETS	100.0%	$477,042,930

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$2,627,864	0.6%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total			$2,627,864	0.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—95.1%
BRAZIL—5.0%
BROADLINE RETAIL—2.6%
MercadoLibre, Inc.*	1,975	$ 4,023,430
DIVERSIFIED BANKS—2.4%
NU Holdings, Ltd., Cl. A*	239,653	3,616,364

TOTAL BRAZIL (Cost $3,450,410)		7,639,794
CANADA—12.4%
APPLICATION SOFTWARE—2.3%
Constellation Software, Inc.	1,186	3,576,731
DIVERSIFIED SUPPORT SERVICES—2.6%
Element Fleet Management Corp.	194,956	3,989,153
GENERAL MERCHANDISE STORES—3.3%
Dollarama, Inc.	47,664	4,959,986
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Shopify, Inc., Cl. A*	38,608	3,020,206
RAIL TRANSPORTATION—2.2%
Canadian Pacific Kansas City, Ltd.	43,595	3,363,047

TOTAL CANADA (Cost $16,918,445)		18,909,123
CHINA—6.9%
DISTILLERS & VINTNERS—1.7%
Kweichow Moutai Co., Ltd., Cl. A	11,799	2,534,189
HOTELS RESORTS & CRUISE LINES—3.9%
Trip.com Group Ltd. ADR*	91,867	5,916,235
PERSONAL CARE PRODUCTS—1.3%
Proya Cosmetics Co., Ltd., Cl. A	149,000	2,009,077

TOTAL CHINA (Cost $8,704,501)		10,459,501
DENMARK—2.8%
PHARMACEUTICALS—2.8%
Novo Nordisk A/S, Cl. B	38,325	4,298,724
(Cost $2,655,698)
FRANCE—9.4%
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
LVMH Moet Hennessy Louis Vuitton SE	2,712	1,805,434
HEALTHCARE SUPPLIES—2.3%
EssilorLuxottica SA	14,683	3,444,014
INDUSTRIAL GASES—1.4%
Air Liquide SA	11,789	2,113,784
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
FRANCE—9.4% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—2.5%
Gaztransport Et Technigaz SA	26,291	$ 3,825,318
RESEARCH & CONSULTING SERVICES—2.0%
Bureau Veritas SA	96,108	3,048,059

TOTAL FRANCE (Cost $11,695,006)		14,236,609
GERMANY—5.2%
AEROSPACE & DEFENSE—2.0%
MTU Aero Engines AG	9,210	3,010,207
MOVIES & ENTERTAINMENT—3.2%
CTS Eventim AG & Co. KGaA	46,960	4,931,516

TOTAL GERMANY (Cost $5,913,144)		7,941,723
HUNGARY—2.1%
PHARMACEUTICALS—2.1%
Richter Gedeon Nyrt	110,619	3,197,185
(Cost $3,055,013)
INDIA—7.2%
AEROSPACE & DEFENSE—1.8%
Bharat Electronics, Ltd.	820,891	2,770,998
DIVERSIFIED BANKS—3.3%
ICICI Bank, Ltd. ADR	167,750	5,101,277
HOTELS RESORTS & CRUISE LINES—2.1%
MakeMyTrip, Ltd.*	30,828	3,128,734

TOTAL INDIA (Cost $7,068,086)		11,001,009
INDONESIA—2.7%
DIVERSIFIED BANKS—2.7%
PT Bank Central Asia Tbk	6,284,077	4,103,969
(Cost $3,905,510)
ITALY—2.1%
AUTOMOBILE MANUFACTURERS—2.1%
Ferrari NV	6,768	3,220,756
(Cost $769,575)
JAPAN—14.5%
BROADLINE RETAIL—2.5%
Pan Pacific International Holdings Corp.	154,422	3,830,948
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.3%
Recruit Holdings Co., Ltd.	32,473	1,982,884
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
JAPAN—14.5% (CONT.)
INDUSTRIAL CONGLOMERATES—2.6%
Hitachi, Ltd.	158,315	$ 3,977,642
INDUSTRIAL GASES—3.3%
Nippon Sanso Holdings Corp.	145,221	5,040,913
INTERACTIVE HOME ENTERTAINMENT—2.4%
Nintendo Co., Ltd.	67,722	3,577,278
PACKAGED FOODS & MEATS—2.4%
Toyo Suisan Kaisha, Ltd.	61,528	3,614,388

TOTAL JAPAN (Cost $18,211,607)		22,024,053
MEXICO—1.5%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
Arca Continental SAB de CV	274,897	2,344,995
(Cost $3,209,319)
SAUDI ARABIA—1.8%
IT CONSULTING & OTHER SERVICES—1.8%
Elm Co.	10,292	2,795,746
(Cost $1,211,522)
SOUTH KOREA—1.9%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Samsung Electronics Co., Ltd.	66,171	2,809,686
(Cost $3,942,445)
SWITZERLAND—3.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Partners Group Holding AG	1,977	2,720,014
LIFE SCIENCES TOOLS & SERVICES—2.1%
Lonza Group AG	5,100	3,138,173

TOTAL SWITZERLAND (Cost $4,615,773)		5,858,187
TAIWAN—4.9%
SEMICONDUCTORS—4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,457	7,518,137
(Cost $4,413,340)
UNITED KINGDOM—10.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
3i Group PLC	65,259	2,676,122
INTEGRATED OIL & GAS—1.6%
Shell PLC	73,384	2,450,095
PHARMACEUTICALS—3.0%
AstraZeneca PLC	32,145	4,574,028
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
UNITED KINGDOM—10.8% (CONT.)
RESEARCH & CONSULTING SERVICES—1.9%
RELX PLC	61,729	$ 2,830,874
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.6%
Coca-Cola HBC AG	112,165	3,924,996

TOTAL UNITED KINGDOM (Cost $15,364,172)		16,456,115
TOTAL COMMON STOCKS (Cost $115,103,566)		144,815,312

MONEY MARKET FUNDS—5.0%
UNITED STATES—5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(a)	7,575,680	7,575,680
(Cost $7,575,680)

Total Investments (Cost $122,679,246)	100.1%	$152,390,992
Unaffiliated Securities (Cost $122,679,246)		152,390,992
Liabilities in Excess of Other Assets	(0.1)%	(181,486)
NET ASSETS	100.0%	$152,209,506

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—89.1%
BIOTECHNOLOGY—23.0%
AbbVie, Inc.	16,850	$ 3,435,210
Amgen, Inc.	12,463	3,990,154
Ascendis Pharma A/S ADR*	2,290	281,258
Biohaven, Ltd.*	12,337	613,889
BioNTech SE ADR*	27,607	3,122,352
Exact Sciences Corp.*	16,857	1,161,953
Exelixis, Inc.*	10,222	339,370
Forte Biosciences, Inc.*	47,713	212,800
Incyte Corp.*	6,623	490,897
Insmed, Inc.*	6,891	463,626
Larimar Therapeutics, Inc.*	42,791	351,956
Natera, Inc.*	3,187	385,500
Nurix Therapeutics, Inc.*	24,566	603,832
Nuvalent, Inc., Cl. A*	9,968	882,068
United Therapeutics Corp.*	806	301,420
Vaxcyte, Inc.*	8,731	928,542
Vertex Pharmaceuticals, Inc.*	7,438	3,540,339
Viking Therapeutics, Inc.*	19,234	1,395,234

		22,500,400
HEALTHCARE EQUIPMENT—26.7%
Abbott Laboratories	21,965	2,490,172
Boston Scientific Corp.*	56,113	4,714,614
GE HealthCare Technologies, Inc.	17,215	1,503,730
Glaukos Corp.*	4,876	644,851
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	4,400,001
Inari Medical, Inc.*	13,404	648,754
Insulet Corp.*	3,003	695,285
Integer Holdings Corp.*	3,875	481,469
Intuitive Surgical, Inc.*	9,954	5,015,223
Masimo Corp.*	14,559	2,096,642
ResMed, Inc.	11,864	2,876,664
Straumann Holding AG	3,604	475,149

		26,042,554
HEALTHCARE FACILITIES—2.6%
Encompass Health Corp.	25,767	2,562,786
HEALTHCARE SUPPLIES—1.9%
Alcon AG	16,602	1,524,941
Merit Medical Systems, Inc.*	3,155	311,272

		1,836,213
LIFE & HEALTH INSURANCE—2.5%
Oscar Health, Inc., Cl. A*	147,341	2,475,329
LIFE SCIENCES TOOLS & SERVICES—4.6%
Codexis, Inc.*	106,094	333,135
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—4.6% (CONT.)
Illumina, Inc.*	29,174	$ 4,205,140

		4,538,275
MANAGED HEALTHCARE—8.1%
UnitedHealth Group, Inc.	13,965	7,883,242
PHARMACEUTICALS—19.7%
AstraZeneca PLC ADR	40,360	2,871,614
Bristol-Myers Squibb Co.	64,244	3,582,888
Eli Lilly & Co.	5,601	4,647,374
Sandoz Group Ltd.	69,030	3,146,959
Sanofi SA	27,372	2,892,668
Teva Pharmaceutical Industries, Ltd.*	112,355	2,071,826

		19,213,329
TOTAL COMMON STOCKS (Cost $75,789,885)		87,052,128
PREFERRED STOCKS—3.6%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	897,366	—
HEALTHCARE EQUIPMENT—3.6%
Impulse Dynamics PLC, Series F-1(a),*,@	2,557,038	3,554,283
TOTAL PREFERRED STOCKS (Cost $6,588,282)		3,554,283
REAL ESTATE INVESTMENT TRUST—4.2%
HEALTHCARE—4.2%
Welltower, Inc.	30,352	4,093,878
(Cost $3,578,422)		4,093,878
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,578,422)		4,093,878
RIGHTS—0.6%
BIOTECHNOLOGY—0.6%
Tolero CDR(a),*,@	1,956,996	606,669
(Cost $1,044,373)		606,669
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.5%
MONEY MARKET FUNDS—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	1,446,092	$ 1,446,092
(Cost $1,446,092)		1,446,092

Total Investments (Cost $88,447,054)	99.0%	$96,753,050
Unaffiliated Securities (Cost $88,447,054)		96,753,050
Other Assets in Excess of Liabilities	1.0%	983,356
NET ASSETS	100.0%	$97,736,406

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Impulse Dynamics PLC, Series A	2/11/22-6/2/23	$5,000,002	$4,400,001	4.5%
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	2,550,135	3,554,283	3.6%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	606,669	0.6%
Total			$8,560,953	8.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—91.6%
ADVERTISING—0.2%
The Trade Desk, Inc., Cl. A*	93	$ 11,180
APPLICATION SOFTWARE—5.0%
Adobe, Inc.*	87	41,593
AppLovin Corp., Cl. A*	849	143,812
Cadence Design Systems, Inc.*	100	27,612
HubSpot, Inc.*	16	8,877

		221,894
AUTOMOBILE MANUFACTURERS—1.3%
Tesla, Inc.*	223	55,717
BIOTECHNOLOGY—0.7%
Natera, Inc.*	243	29,393
BROADLINE RETAIL—12.3%
Amazon.com, Inc.*	1,874	349,314
Coupang, Inc., Cl. A*	3,588	92,534
Global-e Online Ltd.*	1,585	60,927
MercadoLibre, Inc.*	21	42,781

		545,556
CASINOS & GAMING—1.1%
DraftKings, Inc., Cl. A*	1,451	51,249
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	40	12,065
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	158	12,948
DIVERSIFIED BANKS—0.5%
Citigroup, Inc.	199	12,770
JPMorgan Chase & Co.	39	8,655

		21,425
ELECTRIC UTILITIES—1.8%
Constellation Energy Corp.	136	35,763
NRG Energy, Inc.	473	42,759

		78,522
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Eaton Corp. PLC	108	35,810
Vertiv Holdings Co., Cl. A	820	89,618

		125,428
ELECTRONIC COMPONENTS—0.2%
Coherent Corp.*	96	8,874
ENVIRONMENTAL & FACILITIES SERVICES—3.8%
GFL Environmental, Inc.	3,995	166,991
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.6% (CONT.)
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	128	$ 61,486
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	104	52,399
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
Talen Energy Corp.*	210	38,086
INTERACTIVE HOME ENTERTAINMENT—1.0%
Sea Ltd. ADR*	455	42,793
INTERACTIVE MEDIA & SERVICES—9.9%
Alphabet, Inc., Cl. C	463	79,955
Meta Platforms, Inc., Cl. A	543	308,196
Pinterest, Inc., Cl. A*	1,612	51,246

		439,397
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Shopify, Inc., Cl. A*	222	17,363
MANAGED HEALTHCARE—1.2%
UnitedHealth Group, Inc.	95	53,627
MOVIES & ENTERTAINMENT—3.2%
Netflix, Inc.*	125	94,504
Spotify Technology SA*	129	49,678

		144,182
PASSENGER GROUND TRANSPORTATION—0.6%
Grab Holdings, Ltd., Cl. A*	6,524	26,618
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.1%
ASML Holding NV ADR	9	6,053
SEMICONDUCTORS—21.6%
Advanced Micro Devices, Inc.*	146	21,034
Astera Labs, Inc.*	499	35,010
Broadcom, Inc.	744	126,309
Marvell Technology, Inc.	89	7,130
NVIDIA Corp.	4,719	626,494
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	752	143,286

		959,263
SYSTEMS SOFTWARE—11.6%
Microsoft Corp.	1,196	485,994
ServiceNow, Inc.*	29	27,057

		513,051
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.2%
Apple, Inc.	1,454	328,473
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.2% (CONT.)
Dell Technologies, Inc., Cl. C	276	$ 34,122

		362,595
TOTAL COMMON STOCKS (Cost $3,446,588)		4,058,155
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc. Series E(a),*,@	3,154	54,280
(Cost $54,280)		54,280
REAL ESTATE INVESTMENT TRUST—0.9%
DATA CENTER—0.9%
Equinix, Inc.	46	41,772
(Cost $36,540)		41,772
SHORT-TERM SECURITIES—5.1%
MONEY MARKET FUNDS—5.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	224,499	224,499
(Cost $224,499)		224,499

Total Investments (Cost $3,761,907)	98.8%	$4,378,706
Unaffiliated Securities (Cost $3,761,907)		4,378,706
Other Assets in Excess of Liabilities	1.2%	53,193
NET ASSETS	100.0%	$4,431,899

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
SB Technology, Inc. Series E	10/23/24	$54,280	$54,280	1.2%
Total			$54,280	1.2%
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$1,930,346,927	$4,942,004
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	2,411,253	—
Receivable for investment securities sold	9,881,450	—
Receivable for shares of beneficial interest sold	911,753	—
Dividends and interest receivable	308,012	322
Receivable from Investment Manager	17,268	95,017
Total Assets	1,943,876,663	5,037,343
Liabilities:
Payable for shares of beneficial interest redeemed	3,234,828	—
Payable for interfund loans	8,554,228	—
Bank overdraft	1,127,908	—
Accrued investment advisory fees	1,345,704	1,923
Accrued distribution fees — Note 3	264,159	151
Accrued shareholder administrative fees	22,464	44
Accrued administrative fees	45,687	118
Accrued transfer agent fees	176,469	21
Accrued fund accounting fees	125,297	8,895
Accrued printing fees	90,268	229
Accrued custodian fees	26,202	4,137
Accrued trustee fees	11,394	28
Accrued professional fees	8,939	14,072
Accrued other expenses	20,876	4,046
Total Liabilities	15,054,423	33,664
NET ASSETS	$1,928,822,240	$5,003,679
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	492,906,951	4,244,380
Distributable earnings	1,435,915,289	759,299
NET ASSETS	$1,928,822,240	$5,003,679
* Identified cost	$717,685,687 (a)	$4,187,930 (b)
** Identified cost	$2,775,000 (a)	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
NET ASSETS BY CLASS:
Class A	$983,691,422	$118,300
Class C	$60,522,209	$117,791
Class I	$—	$118,300
Class Y	$—	$118,469
Class Z	$884,608,609	$4,530,819
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	28,683,179	10,000
Class C	3,194,691	10,000
Class I	—	10,000
Class Y	—	10,000
Class Z	23,791,176	382,379
NET ASSET VALUE PER SHARE:
Class A	$34.30	$11.83
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$36.20	$12.49
Class C	$18.94	$11.78
Class I	$—	$11.83
Class Y	$—	$11.85
Class Z	$37.18	$11.85

(a)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $734,201,434, amounted to $1,198,514,197, which consisted of aggregate gross unrealized appreciation of
$1,213,857,083, and aggregate gross unrealized depreciation of $15,342,886.

(b)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,201,894, amounted to $740,110, which consisted of aggregate gross unrealized appreciation of $772,053, and aggregate gross unrealized depreciation of $31,943.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$619,963,163	$31,384,226
Cash	—	8
Receivable for interfund loans	16,875,108	—
Receivable for shares of beneficial interest sold	407,467	—
Dividends and interest receivable	606,196	1,535
Receivable from Investment Manager	—	9,913
Total Assets	637,851,934	31,395,682
Liabilities:
Payable for investment securities purchased	915,381	—
Payable for shares of beneficial interest redeemed	438,388	—
Bank overdraft	15	—
Accrued investment advisory fees	271,380	12,112
Accrued distribution fees — Note 3	67,407	—
Accrued shareholder administrative fees	6,627	269
Accrued administrative fees	14,926	740
Accrued transfer agent fees	30,893	13
Accrued fund accounting fees	39,658	16,772
Accrued printing fees	29,725	1,438
Accrued custodian fees	7,921	2,416
Accrued trustee fees	3,785	177
Accrued professional fees	7,875	10,804
Accrued other expenses	10,301	2,969
Total Liabilities	1,844,282	47,710
NET ASSETS	$636,007,652	$31,347,972
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	415,505,914	31,057,331
Distributable earnings	220,501,738	290,641
NET ASSETS	$636,007,652	$31,347,972
* Identified cost	$401,113,643 (c)	$21,996,158 (d)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
NET ASSETS BY CLASS:
Class A	$181,762,175	$—
Class C	$33,205,731	$—
Class Z	$421,039,746	$31,347,972
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	2,407,474	—
Class C	447,795	—
Class Z	5,567,270	2,014,590
NET ASSET VALUE PER SHARE:
Class A	$75.50	$—
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$79.68	$—
Class C	$74.15	$—
Class Z	$75.63	$15.56

(c)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $399,899,680, amounted to $220,061,642, which consisted of aggregate gross unrealized appreciation of
$222,157,689, and aggregate gross unrealized depreciation of $2,096,047.

(d)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,159,291, amounted to $858,757, which consisted of aggregate gross unrealized appreciation of $9,719,174, and aggregate gross unrealized depreciation of $8,860,417.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$261,615,239	$239,228,537
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	1,455,441
Receivable for investment securities sold	—	2,586,961
Receivable for shares of beneficial interest sold	453,884	2,468
Dividends and interest receivable	21,536	37,427
Total Assets	262,090,659	243,310,834
Liabilities:
Payable for investment securities purchased	—	759,401
Payable for shares of beneficial interest redeemed	235,270	610,296
Accrued investment advisory fees	160,287	158,365
Accrued distribution fees — Note 3	5,882	43,113
Accrued shareholder administrative fees	2,313	3,095
Accrued administrative fees	6,225	5,730
Accrued transfer agent fees	4,722	17,404
Accrued fund accounting fees	27,064	24,483
Accrued printing fees	12,183	11,290
Accrued custodian fees	4,051	3,359
Accrued trustee fees	1,545	1,443
Accrued professional fees	11,069	13,263
Accrued other expenses	21,704	6,971
Total Liabilities	492,315	1,658,213
NET ASSETS	$261,598,344	$241,652,621
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	337,988,832	236,565,971
Distributable earnings (Distributions in excess of earnings)	(76,390,488)	5,086,650
NET ASSETS	$261,598,344	$241,652,621
* Identified cost	$193,604,833 (e)	$177,555,890 (f)
** Identified cost	$—	$1,675,000 (f)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
NET ASSETS BY CLASS:
Class A	$5,971,844	$165,132,670
Class B	$—	$12,040,040
Class C	$3,138,504	$3,703,417
Class I	$8,915,077	$—
Class Y	$1,826,673	$—
Class Z	$241,746,246	$60,776,494
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	366,673	11,250,468
Class B	—	1,311,214
Class C	197,765	437,667
Class I	546,460	—
Class Y	110,103	—
Class Z	14,597,818	3,989,896
NET ASSET VALUE PER SHARE:
Class A	$16.29	$14.68
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$17.19	$15.49
Class B	$—	$9.18
Class C	$15.87	$8.46
Class I	$16.31	$—
Class Y	$16.59	$—
Class Z	$16.56	$15.23

(e)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $194,095,707, amounted to $67,519,532, which consisted of aggregate gross unrealized appreciation of
$73,360,734, and aggregate gross unrealized depreciation of $5,841,202.

(f)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $181,560,174, amounted to $59,123,563, which consisted of aggregate gross unrealized appreciation of
$67,353,179, and aggregate gross unrealized depreciation of $8,229,616.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$240,846,427	$1,174,203,679
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,976,793	38,958,639
Cash	35	—
Receivable for interfund loans	—	704,160
Receivable for investment securities sold	2,923,506	4,122,576
Receivable for shares of beneficial interest sold	6,072	373,620
Dividends and interest receivable	6,261	28,530
Receivable from Investment Manager	30,877	—
Total Assets	245,789,971	1,218,391,204
Liabilities:
Payable for investment securities purchased	488,507	—
Payable for shares of beneficial interest redeemed	167,553	2,169,786
Payable for interfund loans	370,059	—
Accrued investment advisory fees	174,331	855,912
Accrued distribution fees — Note 3	39,344	83,222
Accrued shareholder administrative fees	2,930	11,584
Accrued administrative fees	5,919	29,066
Accrued transfer agent fees	21,601	98,217
Accrued fund accounting fees	41,565	106,639
Accrued printing fees	12,129	58,770
Accrued custodian fees	1,073	18,467
Accrued trustee fees	1,754	7,867
Accrued professional fees	14,269	22,379
Accrued other expenses	5,259	16,840
Total Liabilities	1,346,293	3,478,749
NET ASSETS	$244,443,678	$1,214,912,455
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	269,541,659	1,639,557,686
Distributions in excess of earnings	(25,097,981)	(424,645,231)
NET ASSETS	$244,443,678	$1,214,912,455
* Identified cost	$198,835,141 (g)	$918,328,335 (h)
** Identified cost	$2,275,000 (g)	$27,952,123 (h)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
NET ASSETS BY CLASS:
Class A	$120,113,026	$127,359,851
Class B	$1,840,247	$—
Class C	$14,613,749	$53,941,742
Class I	$—	$42,350,620
Class Y	$202,782	$75,589,440
Class Z	$107,673,874	$915,670,802
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	11,845,039	6,969,599
Class B	269,842	—
Class C	2,348,183	3,426,900
Class I	—	2,240,218
Class Y	18,909	3,873,605
Class Z	10,060,697	46,954,793
NET ASSET VALUE PER SHARE:
Class A	$10.14	$18.27
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$10.70	$19.28
Class B	$6.82	$—
Class C	$6.22	$15.74
Class I	$—	$18.90
Class Y	$10.72	$19.51
Class Z	$10.70	$19.50

(g)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $203,820,792, amounted to $39,002,428, which consisted of aggregate gross unrealized appreciation of
$65,626,897, and aggregate gross unrealized depreciation of $26,624,469.

(h)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $983,188,937, amounted to $229,973,381, which consisted of aggregate gross unrealized appreciation of
$335,554,897, and aggregate gross unrealized depreciation of $105,581,516.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$476,445,884	$152,390,992
Foreign cash †	—	10
Receivable for investment securities sold	2,557,350	—
Receivable for shares of beneficial interest sold	192,199	202
Dividends and interest receivable	105,201	333,613
Receivable from Investment Manager	—	10,600
Prepaid expenses	—	4,066
Total Assets	479,300,634	152,739,483
Liabilities:
Payable for investment securities purchased	1,167,850	—
Payable for shares of beneficial interest redeemed	540,693	99,189
Accrued investment advisory fees	339,877	93,604
Accrued distribution fees — Note 3	43,423	30,614
Accrued shareholder administrative fees	4,782	2,056
Accrued administrative fees	11,409	3,626
Accrued transfer agent fees	37,813	10,069
Accrued fund accounting fees	42,717	27,705
Accrued printing fees	23,142	7,330
Accrued custodian fees	9,428	14,691
Accrued trustee fees	3,097	947
Accrued professional fees	13,833	13,966
Foreign capital gain tax payable	—	222,909
Accrued other expenses	19,640	3,271
Total Liabilities	2,257,704	529,977
NET ASSETS	$477,042,930	$152,209,506
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	709,894,836	115,932,196
Distributable earnings (Distributions in excess of earnings)	(232,851,906)	36,277,310
NET ASSETS	$477,042,930	$152,209,506
* Identified cost	$376,697,627 (i)	$122,679,246 (j)
† Cost of foreign cash	$—	$10

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
NET ASSETS BY CLASS:
Class A	$85,078,243	$115,334,695
Class B	$—	$14,584,412
Class C	$24,857,644	$899,465
Class I	$10,926,712	$1,325,838
Class Y	$53,330,468	$—
Class Z	$302,849,863	$20,065,096
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	6,569,362	5,715,040
Class B	—	844,091
Class C	3,586,964	55,698
Class I	814,704	65,456
Class Y	3,845,359	—
Class Z	21,122,046	966,188
NET ASSET VALUE PER SHARE:
Class A	$12.95	$20.18
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$13.67	$21.30
Class B	$—	$17.28
Class C	$6.93	$16.15
Class I	$13.41	$20.26
Class Y	$13.87	$—
Class Z	$14.34	$20.77

(i)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$390,800,588, amounted to $85,645,296, which consisted of aggregate gross unrealized appreciation of
$140,094,899, and aggregate gross unrealized depreciation of $54,449,603.

(j)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$123,287,127, amounted to $28,885,818, which consisted of aggregate gross unrealized appreciation of $33,928,759, and aggregate gross unrealized depreciation of $5,042,941.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$96,753,050	$4,378,706
Foreign cash †	2,320	—
Receivable for investment securities sold	1,251,131	21,640
Receivable for shares of beneficial interest sold	3,939	40,000
Dividends and interest receivable	196,346	718
Receivable from Investment Manager	8,537	101,898
Total Assets	98,215,323	4,542,962
Liabilities:
Payable for investment securities purchased	333,217	75,329
Payable for shares of beneficial interest redeemed	20,724	—
Bank overdraft	30	—
Accrued investment advisory fees	45,890	1,682
Accrued distribution fees — Note 3	16,126	162
Accrued shareholder administrative fees	1,193	38
Accrued administrative fees	2,294	103
Accrued transfer agent fees	14,162	19
Accrued fund accounting fees	16,977	8,888
Accrued printing fees	4,632	201
Accrued custodian fees	4,268	6,533
Accrued trustee fees	655	24
Accrued professional fees	15,342	14,079
Accrued other expenses	3,407	4,005
Total Liabilities	478,917	111,063
NET ASSETS	$97,736,406	$4,431,899
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	118,042,309	3,744,751
Distributable earnings (Distributions in excess of earnings)	(20,305,903)	687,148
NET ASSETS	$97,736,406	$4,431,899
* Identified cost	$88,447,054 (k)	$3,761,907 (l)
† Cost of foreign cash	$2,341	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
NET ASSETS BY CLASS:
Class A	$60,966,474	$213,336
Class C	$3,659,232	$119,407
Class I	$—	$122,222
Class Y	$—	$119,224
Class Z	$33,110,700	$3,857,710
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	2,817,669	17,915
Class C	273,714	10,073
Class I	—	10,266
Class Y	—	10,000
Class Z	1,490,548	323,365
NET ASSET VALUE PER SHARE:
Class A	$21.64	$11.91
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$22.84	$12.57
Class C	$13.37	$11.85
Class I	$—	$11.91
Class Y	$—	$11.92
Class Z	$22.21	$11.93

(k)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $89,414,055, amounted to $7,340,650, which consisted of aggregate gross unrealized appreciation of $14,990,203, and aggregate gross unrealized depreciation of $7,649,553.

(l)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,800,280, amounted to $578,426, which consisted of aggregate gross unrealized appreciation of $629,540, and aggregate gross unrealized depreciation of $51,114.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund From April 4, 2024 (commencement of operations) to October 31, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$10,736,285	$7,865
Interest	68,198	4,572
Total Income	10,804,483	12,437
EXPENSES:
Investment advisory fees — Note 3	14,894,181	11,196
Distribution fees — Note 3
Class A	2,274,061	157
Class C	674,213	624
Class I	—	156
Shareholder administrative fees — Note 3	247,387	257
Administration fees — Note 3	505,667	684
Transfer agent fees — Note 3	735,273	91
Interest expense — Note 3	517,456	28
Registration fees	352,850	96,980
Printing fees	189,303	3,000
Fund accounting fees — Note 3	179,119	10,378
Professional fees	140,798	30,211
Trustee fees — Note 3	96,901	139
Custodian fees	47,691	4,826
Other expenses	98,998	5,278
Total Expenses	20,953,898	164,005
Less, expense reimbursements/waivers — Note 3	(546,710)	(148,989)
Net Expenses	20,407,188	15,016
NET INVESTMENT (LOSS)	(9,602,705)	(2,579)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	289,040,020	7,314
Net realized (loss) on foreign currency transactions	(36,063)	(1)
Net realized gain on investments and foreign currency	289,003,957	7,313
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund From April 4, 2024 (commencement of operations) to October 31, 2024
Net change in unrealized appreciation on unaffiliated investments	$548,167,273	$754,074
Net change in unrealized (depreciation) on affiliated investments	(143,856)	—
Net change in unrealized appreciation on foreign currency	3,797	—
Net change in unrealized appreciation on investments and foreign currency	548,027,214	754,074
Net realized and unrealized gain on investments and foreign currency	837,031,171	761,387
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$827,428,466	$758,808
* Foreign withholding taxes	$112,944	$349
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$9,845,245	$86,511
Interest	1,679,370	36,388
Income from securities lending	3,161	—
Total Income	11,527,776	122,899
EXPENSES:
Investment advisory fees — Note 3	2,566,292	144,417
Distribution fees — Note 3
Class A	409,681	—
Class C	302,375	—
Shareholder administrative fees — Note 3	63,943	3,209
Administration fees — Note 3	141,146	8,825
Transfer agent fees — Note 3	164,200	4,013
Interest expense — Note 3	527	2,738
Registration fees	185,323	29,149
Printing fees	92,546	2,981
Fund accounting fees — Note 3	87,746	49,779
Professional fees	43,096	26,593
Trustee fees — Note 3	28,459	1,665
Custodian fees	17,002	5,229
Other expenses	25,830	7,581
Total Expenses	4,128,166	286,179
Less, expense reimbursements/waivers — Note 3	—	(106,834)
Net Expenses	4,128,166	179,345
NET INVESTMENT INCOME (LOSS)	7,399,610	(56,446)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(355,468)	6,036,380
Net realized (loss) on foreign currency transactions	—	(92)
Net realized gain on investments and foreign currency	(355,468)	6,036,288
Net change in unrealized appreciation on unaffiliated investments	122,209,001	8,836,870
Net change in unrealized appreciation on foreign currency	—	18
Net change in unrealized appreciation on investments and foreign currency	122,209,001	8,836,888
Net realized and unrealized gain on investments and foreign currency	121,853,533	14,873,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,253,143	$14,816,730
* Foreign withholding taxes	$81,540	$2,771
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$1,053,535	$1,497,522
Interest	287,211	121,226
Total Income	1,340,746	1,618,748
EXPENSES:
Investment advisory fees — Note 3	1,820,826	1,749,940
Distribution fees — Note 3
Class A	11,851	399,653
Class B	—	115,134
Class C	29,938	38,871
Class I	29,420	—
Shareholder administrative fees — Note 3	26,953	34,418
Administration fees — Note 3	72,740	63,320
Transfer agent fees — Note 3	31,753	90,129
Interest expense — Note 3	1,420	619
Registration fees	198,278	178,765
Printing fees	16,685	44,100
Fund accounting fees — Note 3	57,141	66,409
Professional fees	34,025	41,626
Trustee fees — Note 3	12,241	12,382
Custodian fees	9,688	11,715
Other expenses	17,749	28,397
Total Expenses	2,370,708	2,875,478
Less, expense reimbursements/waivers — Note 3	(312)	(69,752)
Net Expenses	2,370,396	2,805,726
NET INVESTMENT (LOSS)	(1,029,650)	(1,186,978)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	36,583,714	11,084,032
Net realized (loss) on foreign currency transactions	(3,230)	(5,293)
Net realized gain on investments and foreign currency	36,580,484	11,078,739
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
Net change in unrealized appreciation on unaffiliated investments	$59,104,847	$55,156,212
Net change in unrealized appreciation on affiliated investments	—	901,413
Net change in unrealized appreciation on foreign currency	—	113
Net change in unrealized appreciation on investments and foreign currency	59,104,847	56,057,738
Net realized and unrealized gain on investments and foreign currency	95,685,331	67,136,477
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,655,681	$65,949,499
* Foreign withholding taxes	$3,106	$19,132
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$369,207	$878,575
Interest	300,865	407,134
Total Income	670,072	1,285,709
EXPENSES:
Investment advisory fees — Note 3	2,373,360	10,854,631
Distribution fees — Note 3
Class A	310,381	342,139
Class B	20,352	—
Class C	159,586	621,300
Class I	—	129,199
Shareholder administrative fees — Note 3	38,540	157,662
Administration fees — Note 3	80,577	398,003
Transfer agent fees — Note 3	107,522	266,555
Interest expense — Note 3	7,168	103,285
Registration fees	178,340	375,213
Printing fees	70,455	160,532
Fund accounting fees — Note 3	98,803	196,338
Professional fees	84,716	391,773
Trustee fees — Note 3	15,088	65,333
Custodian fees	1,642	25,383
Other expenses	41,314	91,724
Total Expenses	3,587,844	14,179,070
Less, expense reimbursements/waivers — Note 3	(60,892)	(31,498)
Net Expenses	3,526,952	14,147,572
NET INVESTMENT (LOSS)	(2,856,880)	(12,861,863)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	36,172,080	175,073,819
Net realized (loss) on foreign currency transactions	(3,595)	(349)
Net realized gain on investments and foreign currency	36,168,485	175,073,470
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
Net change in unrealized appreciation on unaffiliated investments	$41,230,795	$237,329,650
Net change in unrealized appreciation on affiliated investments	110,160	21,655,168
Net change in unrealized appreciation on investments and foreign currency	41,340,955	258,984,818
Net realized and unrealized gain on investments and foreign currency	77,509,440	434,058,288
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,652,560	$421,196,425
* Foreign withholding taxes	$—	$11,399
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$1,234,915	$2,064,080
Interest	696,383	104,031
Total Income	1,931,298	2,168,111
EXPENSES:
Investment advisory fees — Note 3	4,198,624	1,107,048
Distribution fees — Note 3
Class A	229,515	281,906
Class B	—	144,299
Class C	288,127	10,774
Class I	31,136	3,302
Shareholder administrative fees — Note 3	59,675	23,929
Administration fees — Note 3	142,546	42,879
Transfer agent fees — Note 3	137,145	63,039
Interest expense — Note 3	30	6,759
Registration fees	215,302	148,765
Printing fees	65,785	44,173
Fund accounting fees — Note 3	71,505	69,929
Professional fees	93,977	29,603
Trustee fees — Note 3	26,091	8,274
Custodian fees	21,789	42,144
Other expenses	35,023	21,632
Total Expenses	5,616,270	2,048,455
Less, expense reimbursements/waivers — Note 3	(35,969)	(126,226)
Net Expenses	5,580,301	1,922,229
NET INVESTMENT INCOME (LOSS)	(3,649,003)	245,882
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	10,696,820	16,309,377
Net realized gain (loss) on foreign currency transactions	1	(280,250)
Net realized gain on investments and foreign currency	10,696,821	16,029,127
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
Net change in unrealized appreciation on unaffiliated investments	$122,962,782	$22,721,897 (a)
Net change in unrealized appreciation on affiliated investments	1,041,633	—
Net change in unrealized appreciation on foreign currency	—	5,351
Net change in unrealized appreciation on investments and foreign currency	124,004,415	22,727,248
Net realized and unrealized gain on investments and foreign currency	134,701,236	38,756,375
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,052,233	$39,002,257
* Foreign withholding taxes	$35,348	$282,378

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $68,335.
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund From April 4, 2024 (commencement of operations) to October 31, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$700,187	$8,695
Interest	45,110	4,717
Total Income	745,297	13,412
EXPENSES:
Investment advisory fees — Note 3	602,578	9,844
Distribution fees — Note 3
Class A	168,687	182
Class C	44,984	627
Class I	—	158
Shareholder administrative fees — Note 3	15,634	228
Administration fees — Note 3	30,129	601
Transfer agent fees — Note 3	32,606	81
Interest expense — Note 3	3,777	44
Registration fees	109,889	101,330
Printing fees	12,687	2,735
Fund accounting fees — Note 3	53,801	10,369
Professional fees	105,222	30,210
Trustee fees — Note 3	5,454	122
Custodian fees	12,060	7,622
Other expenses	22,078	5,266
Total Expenses	1,219,586	169,419
Less, expense reimbursements/waivers — Note 3	(45,352)	(156,004)
Net Expenses	1,174,234	13,415
NET INVESTMENT (LOSS)	(428,937)	(3)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	7,249,348	69,889
Net realized (loss) on foreign currency transactions	(18,982)	(32)
Net realized gain on investments and foreign currency	7,230,366	69,857
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund From April 4, 2024 (commencement of operations) to October 31, 2024
Net change in unrealized appreciation on unaffiliated investments	$8,704,313	$616,799
Net change in unrealized appreciation on affiliated investments	4,038,147	—
Net change in unrealized appreciation on foreign currency	1,685	—
Net change in unrealized appreciation on investments and foreign currency	12,744,145	616,799
Net realized and unrealized gain on investments and foreign currency	19,974,511	686,656
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,545,574	$686,653
* Foreign withholding taxes	$15,804	$181
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets

	Alger Capital Appreciation Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(9,602,705)	$(7,913,842)
Net realized gain on investments and foreign currency	289,003,957	138,085,261
Net change in unrealized appreciation on investments and foreign currency	548,027,214	150,551,321
Net increase in net assets resulting from operations	827,428,466	280,722,740
Dividends and distributions to shareholders:
Class A	(56,269,500)	(30,288,660)
Class C	(8,432,126)	(5,650,846)
Class Z	(55,636,745)	(33,055,502)
Total dividends and distributions to shareholders	(120,338,371)	(68,995,008)
Decrease from shares of beneficial interest transactions:
Class A	(96,334,147)	(128,629,089)
Class C	(29,422,168)	(30,383,646)
Class Z	(235,826,167)	(284,937,836)
Net decrease from shares of beneficial interest transactions — Note 6	(361,582,482)	(443,950,571)
Total increase (decrease)	345,507,613	(232,222,839)
Net Assets:
Beginning of period	1,583,314,627	1,815,537,466
END OF PERIOD	$1,928,822,240	$1,583,314,627
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Concentrated Equity Fund
From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(2,579)
Net realized gain on investments and foreign currency	7,313
Net change in unrealized appreciation on investments and foreign currency	754,074
Net increase in net assets resulting from operations	758,808
Dividends and distributions to shareholders:
Class A	—
Class C	—
Class I	—
Class Y	—
Class Z	—
Total dividends and distributions to shareholders	—
Increase from shares of beneficial interest transactions:
Class A	100,000
Class C	100,000
Class I	100,000
Class Y	100,000
Class Z	3,844,871
Net increase from shares of beneficial interest transactions — Note 6	4,244,871
Total increase	5,003,679
Net Assets:
Beginning of period	—
END OF PERIOD	$5,003,679
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Growth & Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment income	$7,399,610	$4,878,751
Net realized (loss) on investments and foreign currency	(355,468)	(473,924)
Net change in unrealized appreciation on investments and foreign currency	122,209,001	26,838,862
Net increase in net assets resulting from operations	129,253,143	31,243,689
Dividends and distributions to shareholders:
Class A	(1,873,542)	(1,709,205)
Class C	(138,502)	(167,164)
Class Z	(4,363,182)	(2,596,584)
Total dividends and distributions to shareholders	(6,375,226)	(4,472,953)
Increase from shares of beneficial interest transactions:
Class A	11,781,510	9,135,768
Class C	1,370,330	814,481
Class Z	179,294,116	39,561,312
Net increase from shares of beneficial interest transactions — Note 6	192,445,956	49,511,561
Total increase	315,323,873	76,282,297
Net Assets:
Beginning of period	320,683,779	244,401,482
END OF PERIOD	$636,007,652	$320,683,779
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger 35 Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(56,446)	$(31,123)
Net realized gain (loss) on investments and foreign currency	6,036,288	(1,730,064)
Net change in unrealized appreciation on investments and foreign currency	8,836,888	2,108,046
Net increase in net assets resulting from operations	14,816,730	346,859
Dividends and distributions to shareholders:
Class Z	—	(5,582)
Total dividends and distributions to shareholders	—	(5,582)
Decrease from shares of beneficial interest transactions:
Class Z	(9,109,281)	(677,152)
Net decrease from shares of beneficial interest transactions — Note 6	(9,109,281)	(677,152)
Total increase (decrease)	5,707,449	(335,875)
Net Assets:
Beginning of period	25,640,523	25,976,398
END OF PERIOD	$31,347,972	$25,640,523
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Focus Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(1,029,650)	$(1,751,036)
Net realized gain (loss) on investments and foreign currency	36,580,484	(61,622,115)
Net change in unrealized appreciation on investments and foreign currency	59,104,847	45,565,376
Net increase (decrease) in net assets resulting from operations	94,655,681	(17,807,775)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	1,121,024	(1,501,313)
Class C	150,410	(197,849)
Class I	(6,483,957)	(49,382,479)
Class Y	1,535,974	(239,173)
Class Z	(64,301,687)	(132,383,860)
Net decrease from shares of beneficial interest transactions — Note 6	(67,978,236)	(183,704,674)
Total increase (decrease)	26,677,445	(201,512,449)
Net Assets:
Beginning of period	234,920,899	436,433,348
END OF PERIOD	$261,598,344	$234,920,899
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Growth Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(1,186,978)	$(1,302,928)
Net realized gain (loss) on investments and foreign currency	11,078,739	(8,871,574)
Net change in unrealized appreciation on investments and foreign currency	56,057,738	9,347,689
Net increase (decrease) in net assets resulting from operations	65,949,499	(826,813)
Dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(15,502,732)	(13,368,649)
Class B	(828,969)	(912,334)
Class C	(720,189)	(1,263,818)
Class Z	3,159,466	13,864,507
Net decrease from shares of beneficial interest transactions — Note 6	(13,892,424)	(1,680,294)
Total increase (decrease)	52,057,075	(2,507,107)
Net Assets:
Beginning of period	189,595,546	192,102,653
END OF PERIOD	$241,652,621	$189,595,546
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Small Cap Growth Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(2,856,880)	$(2,650,137)
Net realized gain (loss) on investments and foreign currency	36,168,485	(72,363,093)
Net change in unrealized appreciation on investments and foreign currency	41,340,955	42,587,074
Net increase (decrease) in net assets resulting from operations	74,652,560	(32,426,156)
Dividends and distributions to shareholders:
Class A	(41,241)	—
Class B	—	—
Class C	—	—
Class Y	(42,192)	—
Class Z	(534,659)	—
Total dividends and distributions to shareholders	(618,092)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(20,238,569)	(19,030,032)
Class B	(932,507)	(555,792)
Class C	(4,099,109)	(4,264,017)
Class Y	(8,880,904)	50,894
Class Z	(68,303,119)	(60,167,732)
Net decrease from shares of beneficial interest transactions — Note 6	(102,454,208)	(83,966,679)
Total decrease	(28,419,740)	(116,392,835)
Net Assets:
Beginning of period	272,863,418	389,256,253
END OF PERIOD	$244,443,678	$272,863,418
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Small Cap Focus Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(12,861,863)	$(15,408,894)
Net realized gain (loss) on investments and foreign currency	175,073,470	(276,411,604)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	258,984,818	(78,891,743)
Net increase (decrease) in net assets resulting from operations	421,196,425	(370,712,241)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(38,260,202)	(66,345,053)
Class C	(25,265,745)	(31,267,447)
Class I	(24,745,779)	(76,517,074)
Class Y	(100,547,847)	(90,663,856)
Class Z	(521,131,169)	(790,270,598)
Net decrease from shares of beneficial interest transactions — Note 6	(709,950,742)	(1,055,064,028)
Total decrease	(288,754,317)	(1,425,776,269)
Net Assets:
Beginning of period	1,503,666,772	2,929,443,041
END OF PERIOD	$1,214,912,455	$1,503,666,772
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Weatherbie Specialized Growth Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(3,649,003)	$(4,486,926)
Net realized gain (loss) on investments and foreign currency	10,696,821	(130,028,371)
Net change in unrealized appreciation on investments and foreign currency	124,004,415	55,712,732
Net increase (decrease) in net assets resulting from operations	131,052,233	(78,802,565)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(24,125,454)	(20,682,121)
Class C	(12,006,573)	(10,526,217)
Class I	(5,558,430)	(14,562,771)
Class Y	(2,484,309)	2,521,614
Class Z	(122,230,430)	(142,269,931)
Net decrease from shares of beneficial interest transactions — Note 6	(166,405,196)	(185,519,426)
Total decrease	(35,352,963)	(264,321,991)
Net Assets:
Beginning of period	512,395,893	776,717,884
END OF PERIOD	$477,042,930	$512,395,893
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger International Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment income (loss)	$245,882	$(157,812)
Net realized gain on investments and foreign currency	16,029,127	444,060
Net change in unrealized appreciation on investments and foreign currency	22,727,248	3,366,880
Net increase in net assets resulting from operations	39,002,257	3,653,128
Dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Class Z	(57,254)	—
Total dividends and distributions to shareholders	(57,254)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(8,170,337)	(7,326,082)
Class B	(1,277,614)	(1,290,607)
Class C	(506,459)	(525,791)
Class I	(82,766)	5,648
Class Z	(23,345,383)	21,485,726
Net increase (decrease) from shares of beneficial interest transactions — Note 6	(33,382,559)	12,348,894
Total increase	5,562,444	16,002,022
Net Assets:
Beginning of period	146,647,062	130,645,040
END OF PERIOD	$152,209,506	$146,647,062
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Health Sciences Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(428,937)	$(674,543)
Net realized gain on investments and foreign currency	7,230,366	8,531,119
Net change in unrealized appreciation (depreciation) on investments and foreign currency	12,744,145	(25,344,755)
Net increase (decrease) in net assets resulting from operations	19,545,574	(17,488,179)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(16,152,722)	(15,939,100)
Class C	(1,960,991)	(2,218,608)
Class Z	(21,560,302)	(24,304,412)
Net decrease from shares of beneficial interest transactions — Note 6	(39,674,015)	(42,462,120)
Total decrease	(20,128,441)	(59,950,299)
Net Assets:
Beginning of period	117,864,847	177,815,146
END OF PERIOD	$97,736,406	$117,864,847
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger AI Enablers & Adopters Fund
From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(3)
Net realized gain on investments and foreign currency	69,857
Net change in unrealized appreciation on investments and foreign currency	616,799
Net increase in net assets resulting from operations	686,653
Dividends and distributions to shareholders:
Class A	—
Class C	—
Class I	—
Class Y	—
Class Z	—
Total dividends and distributions to shareholders	—
Increase from shares of beneficial interest transactions:
Class A	191,488
Class C	100,780
Class I	103,020
Class Y	100,000
Class Z	3,249,958
Net increase from shares of beneficial interest transactions — Note 6	3,745,246
Total increase	4,431,899
Net Assets:
Beginning of period	—
END OF PERIOD	$4,431,899
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$23.29	$20.77	$39.48	$33.76	$27.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.20)	(0.14)	(0.13)	(0.24)	(0.12)
Net realized and unrealized gain (loss) on investments	13.03	3.50	(11.17)	11.11	8.96
Total from investment operations	12.83	3.36	(11.30)	10.87	8.84
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$34.30	$23.29	$20.77	$39.48	$33.76
Total return(b)	58.06%	16.95%	(34.88) %	35.41%	34.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$983,691	$737,324	$774,249	$1,523,572	$1,320,073
Ratio of net expenses to average net assets	1.26%	1.28%	1.20%	1.15%	1.17%
Ratio of net investment loss to average net assets	(0.68) %	(0.64) %	(0.49) %	(0.67) %	(0.41) %
Portfolio turnover rate	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.66	$12.63	$27.13	$24.79	$20.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.22)	(0.18)	(0.20)	(0.35)	(0.25)
Net realized and unrealized gain (loss) on investments	7.32	2.05	(6.89)	7.84	6.64
Total from investment operations	7.10	1.87	(7.09)	7.49	6.39
Distributions from net realized gains	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$18.94	$13.66	$12.63	$27.13	$24.79
Total return(b)	56.92%	16.03%	(35.36) %	34.43%	33.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$60,522	$67,776	$91,815	$211,972	$204,909
Ratio of net expenses to average net assets	1.97%	2.05%	1.95%	1.90%	1.91%
Ratio of net investment loss to average net assets	(1.38) %	(1.40) %	(1.24) %	(1.42) %	(1.13) %
Portfolio turnover rate	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$25.02	$22.16	$41.50	$35.15	$28.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.05)	(0.04)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	14.07	3.75	(11.89)	11.63	9.32
Total from investment operations	13.98	3.70	(11.93)	11.50	9.29
Distributions from net realized gains	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$37.18	$25.02	$22.16	$41.50	$35.15
Total return(b)	58.67%	17.44%	(34.67) %	35.85%	35.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$884,609	$778,215	$949,473	$1,687,179	$1,823,041
Ratio of gross expenses to average net assets	0.95%	0.93%	0.86%	0.83%	0.84%
Ratio of expense reimbursements to average net assets	(0.07) %	(0.07) %	(0.01) %	—	—
Ratio of net expenses to average net assets	0.88%	0.86%	0.85%	0.83%	0.84%
Ratio of net investment loss to average net assets	(0.29) %	(0.21) %	(0.14) %	(0.34) %	(0.09) %
Portfolio turnover rate	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class A
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments	1.85
Total from investment operations	1.83
Net asset value, end of period	$11.83
Total return(c)	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$118
Ratio of gross expenses to average net assets	6.91%
Ratio of expense reimbursements to average net assets	(6.00) %
Ratio of net expenses to average net assets	0.91%
Ratio of net investment loss to average net assets	(0.40) %
Portfolio turnover rate	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class C
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)
Net realized and unrealized gain on investments	1.85
Total from investment operations	1.78
Net asset value, end of period	$11.78
Total return(c)	17.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$118
Ratio of gross expenses to average net assets	7.66%
Ratio of expense reimbursements to average net assets	(6.00) %
Ratio of net expenses to average net assets	1.66%
Ratio of net investment loss to average net assets	(1.14) %
Portfolio turnover rate	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class I
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments	1.85
Total from investment operations	1.83
Net asset value, end of period	$11.83
Total return(c)	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$118
Ratio of gross expenses to average net assets	6.92%
Ratio of expense reimbursements to average net assets	(6.01) %
Ratio of net expenses to average net assets	0.91%
Ratio of net investment loss to average net assets	(0.39) %
Portfolio turnover rate	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class Y
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.01)
Net realized and unrealized gain on investments	1.86
Total from investment operations	1.85
Net asset value, end of period	$11.85
Total return(c)	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$118
Ratio of gross expenses to average net assets	6.65%
Ratio of expense reimbursements to average net assets	(5.98) %
Ratio of net expenses to average net assets	0.67%
Ratio of net investment loss to average net assets	(0.15) %
Portfolio turnover rate	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class Z
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized gain on investments	1.85
Total from investment operations	1.85
Net asset value, end of period	$11.85
Total return(d)	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,531
Ratio of gross expenses to average net assets	6.54%
Ratio of expense reimbursements to average net assets	(5.99) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment loss to average net assets	(0.06) %
Portfolio turnover rate	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$57.50	$52.35	$61.76	$43.88	$43.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.91	0.85	0.71	0.63	0.69
Net realized and unrealized gain (loss) on investments	17.89	5.09	(7.49)	18.47	1.88
Total from investment operations	18.80	5.94	(6.78)	19.10	2.57
Dividends from net investment income	(0.80)	(0.79)	(0.56)	(0.55)	(0.66)
Distributions from net realized gains	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$75.50	$57.50	$52.35	$61.76	$43.88
Total return(b)	32.85%	11.39%	(11.53) %	44.12%	5.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$181,762	$128,090	$108,039	$106,439	$74,251
Ratio of net expenses to average net assets	0.95%	0.96%	0.97%	0.98%	1.06%
Ratio of net investment income to average net assets	1.31%	1.51%	1.24%	1.15%	1.60%
Portfolio turnover rate	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$56.51	$51.46	$60.77	$43.22	$42.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.43	0.28	0.21	0.36
Net realized and unrealized gain (loss) on investments	17.57	5.00	(7.38)	18.18	1.85
Total from investment operations	17.95	5.43	(7.10)	18.39	2.21
Dividends from net investment income	(0.31)	(0.38)	(0.14)	(0.17)	(0.34)
Distributions from net realized gains	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$74.15	$56.51	$51.46	$60.77	$43.22
Total return(b)	31.84%	10.56%	(12.18) %	43.01%	5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,206	$24,149	$21,111	$18,194	$13,127
Ratio of net expenses to average net assets	1.70%	1.71%	1.73%	1.73%	1.81%
Ratio of net investment income to average net assets	0.56%	0.77%	0.49%	0.40%	0.86%
Portfolio turnover rate	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$57.58	$52.42	$61.84	$43.94	$43.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.12	1.03	0.90	0.80	0.86
Net realized and unrealized gain (loss) on investments	17.92	5.10	(7.51)	18.49	1.88
Total from investment operations	19.04	6.13	(6.61)	19.29	2.74
Dividends from net investment income	(0.99)	(0.97)	(0.74)	(0.72)	(0.82)
Distributions from net realized gains	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$75.63	$57.58	$52.42	$61.84	$43.94
Total return(b)	33.26%	11.75%	(11.25) %	44.54%	6.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$421,040	$168,445	$115,251	$38,021	$21,672
Ratio of gross expenses to average net assets	0.64%	0.65%	0.65%	0.66%	0.73%
Ratio of expense reimbursements to average net assets	—	—	—	— (c)	(0.04) %
Ratio of net expenses to average net assets	0.64%	0.65%	0.65%	0.66%	0.69%
Ratio of net investment income to average net assets	1.59%	1.82%	1.62%	1.45%	2.00%
Portfolio turnover rate	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Amount was less than 0.005%.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger 35 Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021(a)	Year Ended 10/31/2020(a)
Net asset value, beginning of period	$9.68	$9.55	$21.33	$17.41	$11.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.01)	— (c)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	5.90	0.14	(6.68)	6.95	5.87
Total from investment operations	5.88	0.13	(6.68)	6.94	5.82
Dividends from net investment income	—	— (c)	—	— (d)	(0.02)
Distributions from net realized gains	—	—	(5.10)	(3.02)	—
Net asset value, end of period	$15.56	$9.68	$9.55	$21.33	$17.41
Total return(e)	60.74%	1.38%	(39.09) %	44.27%	50.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$31,348	$25,640	$25,976	$44,159	$14,128
Ratio of gross expenses to average net assets	0.89%	0.97%	0.94%	0.92%	2.02%
Ratio of expense reimbursements to average net assets	(0.33) %	(0.40) %	(0.39) %	(0.52) %	(1.12) %
Ratio of net expenses to average net assets	0.56%	0.57%	0.55%	0.40%	0.90%
Ratio of net investment income (loss) to average net assets	(0.18) %	(0.12) %	0.01%	(0.07) %	0.36%
Portfolio turnover rate	254.89%	412.77%	202.40%	136.61%	121.74%

(a)	Class P Shares were reclassified as Class Z Shares on May 7, 2021 and after the close of business on October 29, 2021, Class P-2 Shares were converted to Class Z Shares.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Amount was more than $(0.001) per share.
(e)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$11.33	$12.14	$23.43	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.10)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	5.06	(0.71)	(9.14)	2.80
Total from investment operations	4.96	(0.81)	(9.23)	2.76
Dividends from net investment income	—	—	—	—
Distributions from net realized gains	—	—	(2.06)	—
Net asset value, end of period	$16.29	$11.33	$12.14	$23.43
Total return(c)	43.78%	(6.67) %	(42.27) %	13.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,972	$3,307	$5,083	$1,669
Ratio of net expenses to average net assets	1.19%	1.14%	1.05%	0.96%
Ratio of net investment loss to average net assets	(0.69) %	(0.80) %	(0.66) %	(0.72) %
Portfolio turnover rate	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$11.13	$12.01	$23.38	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.21)	(0.19)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	4.95	(0.69)	(9.10)	2.80
Total from investment operations	4.74	(0.88)	(9.31)	2.71
Distributions from net realized gains	—	—	(2.06)	—
Net asset value, end of period	$15.87	$11.13	$12.01	$23.38
Total return(c)	42.59%	(7.33) %	(42.78) %	13.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,139	$2,070	$2,433	$2,317
Ratio of gross expenses to average net assets	1.97%	1.96%	1.85%	1.76%
Ratio of expense reimbursements to average net assets	—	(0.02) %	—	—
Ratio of net expenses to average net assets	1.97%	1.94%	1.85%	1.76%
Ratio of net investment loss to average net assets	(1.47) %	(1.60) %	(1.46) %	(1.50) %
Portfolio turnover rate	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.34	$12.14	$23.43	$15.10	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.08)	(0.10)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	5.06	(0.72)	(9.13)	8.76	5.54
Total from investment operations	4.97	(0.80)	(9.23)	8.59	5.40
Distributions from net realized gains	—	—	(2.06)	(0.26)	—
Net asset value, end of period	$16.31	$11.34	$12.14	$23.43	$15.10
Total return(b)	43.83%	(6.59) %	(42.28) %	57.36%	55.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,915	$11,512	$62,499	$145,539	$67,796
Ratio of gross expenses to average net assets	1.11%	1.12%	1.01%	0.95%	1.14%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.03) %
Ratio of net expenses to average net assets	1.11%	1.12%	1.01%	0.95%	1.11%
Ratio of net investment loss to average net assets	(0.62) %	(0.67) %	(0.63) %	(0.85) %	(1.04) %
Portfolio turnover rate	94.67%	121.07%	267.86%	250.31%	123.43%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class Y
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 3/1/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$11.49	$12.26	$23.56	$20.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	5.16	(0.73)	(9.18)	2.99
Total from investment operations	5.10	(0.77)	(9.24)	2.91
Distributions from net realized gains	—	—	(2.06)	—
Net asset value, end of period	$16.59	$11.49	$12.26	$23.56
Total return(c)	44.39%	(6.28) %	(42.07) %	14.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,827	$189	$443	$137
Ratio of gross expenses to average net assets	0.87%	0.84%	0.74%	0.72%
Ratio of expense reimbursements to average net assets	(0.09) %	(0.12) %	(0.05) %	(0.02) %
Ratio of net expenses to average net assets	0.78%	0.72%	0.69%	0.70%
Ratio of net investment loss to average net assets	(0.37) %	(0.32) %	(0.44) %	(0.57) %
Portfolio turnover rate	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.49	$12.26	$23.57	$15.15	$9.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.05)	(0.06)	(0.05)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	5.12	(0.71)	(9.20)	8.80	5.54
Total from investment operations	5.07	(0.77)	(9.25)	8.68	5.44
Distributions from net realized gains	—	—	(2.06)	(0.26)	—
Net asset value, end of period	$16.56	$11.49	$12.26	$23.57	$15.15
Total return(b)	44.13%	(6.28) %	(42.10) %	57.77%	55.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$241,746	$217,843	$365,976	$795,479	$307,532
Ratio of gross expenses to average net assets	0.87%	0.83%	0.71%	0.68%	0.91%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.05) %
Ratio of net expenses to average net assets	0.87%	0.83%	0.71%	0.68%	0.86%
Ratio of net investment loss to average net assets	(0.36) %	(0.48) %	(0.33) %	(0.58) %	(0.77) %
Portfolio turnover rate	94.67%	121.07%	267.86%	250.31%	123.43%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.84	$10.82	$25.20	$19.29	$14.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.08)	(0.09)	0.48	(0.12)
Net realized and unrealized gain (loss) on investments	3.92	0.10	(7.71)	7.58	5.80
Total from investment operations	3.84	0.02	(7.80)	8.06	5.68
Dividends from net investment income	—	—	(0.45)	—	—
Distributions from net realized gains	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$14.68	$10.84	$10.82	$25.20	$19.29
Total return(b)	35.42%	0.18%	(39.13) %	44.05%(c)	41.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$165,133	$134,439	$146,648	$259,895	$187,552
Ratio of net expenses to average net assets	1.27%	1.27%	1.24%	1.21%	1.30%
Ratio of net investment income (loss) to average net assets	(0.57) %	(0.69) %	(0.68) %	2.15%	(0.76) %
Portfolio turnover rate	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class B
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$6.79	$6.78	$18.60	$14.70	$11.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.05)	(0.06)	0.35	(0.08)
Net realized and unrealized gain (loss) on investments	2.45	0.06	(5.15)	5.70	4.43
Total from investment operations	2.39	0.01	(5.21)	6.05	4.35
Dividends from net investment income	—	—	(0.48)	—	—
Distributions from net realized gains	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$9.18	$6.79	$6.78	$18.60	$14.70
Total return(b)	35.20%	0.15%	(39.16) %	44.24%(c)	41.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$12,040	$9,563	$10,404	$18,276	$15,411
Ratio of gross expenses to average net assets	1.99%	1.98%	1.95%	1.93%	2.03%
Ratio of expense reimbursements to average net assets	(0.61) %	(0.66) %	(0.67) %	(0.76) %	(0.82) %
Ratio of net expenses to average net assets	1.38%	1.32%	1.28%	1.17%	1.21%
Ratio of net investment income (loss) to average net assets	(0.68) %	(0.73) %	(0.71) %	2.08%	(0.66) %
Portfolio turnover rate	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$6.30	$6.34	$17.82	$14.26	$11.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.10)	(0.10)	(0.12)	0.23	(0.18)
Net realized and unrealized gain (loss) on investments	2.26	0.06	(4.88)	5.48	4.31
Total from investment operations	2.16	(0.04)	(5.00)	5.71	4.13
Dividends from net investment income	—	—	(0.35)	—	—
Distributions from net realized gains	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$8.46	$6.30	$6.34	$17.82	$14.26
Total return(b)	34.29%	(0.63) %	(39.60) %	42.91%(c)	40.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,703	$3,319	$4,562	$8,244	$5,691
Ratio of net expenses to average net assets	2.01%	2.13%	2.05%	2.00%	2.10%
Ratio of net investment income (loss) to average net assets	(1.31) %	(1.54) %	(1.49) %	1.41%	(1.52) %
Portfolio turnover rate	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.22	$11.16	$25.78	$19.63	$15.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	(0.05)	(0.05)	0.63	(0.07)
Net realized and unrealized gain (loss) on investments	4.05	0.11	(7.92)	7.67	5.89
Total from investment operations	4.01	0.06	(7.97)	8.30	5.82
Dividends from net investment income	—	—	(0.52)	—	—
Distributions from net realized gains	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$15.23	$11.22	$11.16	$25.78	$19.63
Total return(b)	35.74%	0.54%	(38.95) %	44.55%(c)	41.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$60,776	$42,274	$30,488	$52,746	$26,804
Ratio of net expenses to average net assets	0.98%	0.96%	0.93%	0.92%	0.99%
Ratio of net investment income (loss) to average net assets	(0.28) %	(0.41) %	(0.37) %	2.75%	(0.46) %
Portfolio turnover rate	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$7.90	$8.83	$16.21	$12.59	$9.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.08)	(0.11)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	2.35	(0.85)	(5.93)	3.76	3.91
Total from investment operations	2.24	(0.93)	(6.04)	3.69	3.79
Dividends from net investment income	(0.00) (b)	—	—	—	—
Distributions from net realized gains	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$10.14	$7.90	$8.83	$16.21	$12.59
Total return(c)	28.40%	(10.53) %	(39.87) %	29.27%(d)	42.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$120,113	$110,041	$142,244	$262,708	$187,489
Ratio of net expenses to average net assets	1.34%	1.32%	1.29%	1.23%	1.33%
Ratio of net investment loss to average net assets	(1.11) %	(0.93) %	(1.01) %	(0.46) %	(1.11) %
Portfolio turnover rate	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class B
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$5.31	$5.94	$11.41	$8.88	$6.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.07)	(0.06)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	1.58	(0.57)	(4.05)	2.65	2.76
Total from investment operations	1.51	(0.63)	(4.13)	2.60	2.68
Distributions from net realized gains	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$6.82	$5.31	$5.94	$11.41	$8.88
Total return(b)	28.44%	(10.61) %	(39.91) %	29.38%(c)	42.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,840	$2,212	$3,038	$5,821	$5,095
Ratio of gross expenses to average net assets	2.04%	2.05%	2.00%	1.96%	2.07%
Ratio of expense reimbursements to average net assets	(0.80) %	(0.64) %	(0.64) %	(0.74) %	(0.73) %
Ratio of net expenses to average net assets	1.24%	1.41%	1.36%	1.22%	1.34%
Ratio of net investment loss to average net assets	(1.01) %	(1.02) %	(1.09) %	(0.48) %	(1.11) %
Portfolio turnover rate	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$4.89	$5.51	$10.76	$8.44	$6.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.09)	(0.12)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	1.44	(0.53)	(3.79)	2.52	2.65
Total from investment operations	1.33	(0.62)	(3.91)	2.39	2.51
Distributions from net realized gains	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$6.22	$4.89	$5.51	$10.76	$8.44
Total return(b)	27.20%	(11.25) %	(40.32) %	28.41%(c)	41.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,614	$14,851	$21,105	$39,148	$18,365
Ratio of net expenses to average net assets	2.13%	2.12%	2.09%	2.00%	2.09%
Ratio of net investment loss to average net assets	(1.90) %	(1.72) %	(1.81) %	(1.21) %	(1.90) %
Portfolio turnover rate	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class Y
	Year Ended 10/31/2024	Year Ended 10/31/2023	From 12/31/2021 (commencement of operations) to 10/31/2022(a)
Net asset value, beginning of period	$8.36	$9.31	$13.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	2.47	(0.91)	(4.49)
Total from investment operations	2.41	(0.95)	(4.53)
Dividends from net investment income	(0.05)	—	—
Net asset value, end of period	$10.72	$8.36	$9.31
Total return(c)	28.85%	(10.20) %	(32.73) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$203	$7,258	$8,050
Ratio of gross expenses to average net assets	1.02%	0.99%	0.96%
Ratio of expense reimbursements to average net assets	(0.16) %	(0.14) %	(0.12) %
Ratio of net expenses to average net assets	0.86%	0.85%	0.84%
Ratio of net investment loss to average net assets	(0.63) %	(0.47) %	(0.44) %
Portfolio turnover rate	49.68%	30.15%	15.44%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$8.34	$9.29	$16.92	$13.10	$9.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.08)	(0.05)	(0.08)	(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments	2.47	(0.90)	(6.21)	3.91	4.08
Total from investment operations	2.39	(0.95)	(6.29)	3.89	3.98
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from net realized gains	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$10.70	$8.34	$9.29	$16.92	$13.10
Total return(b)	28.74%	(10.23) %	(39.66) %	29.66%(c)	43.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$107,674	$138,502	$214,819	$383,748	$179,276
Ratio of gross expenses to average net assets	1.03%	0.99%	0.96%	0.93%	1.00%
Ratio of expense reimbursements to average net assets	(0.03) %	—	—	—	(0.03) %
Ratio of net expenses to average net assets	1.00%	0.99%	0.96%	0.93%	0.97%
Ratio of net investment loss to average net assets	(0.77) %	(0.59) %	(0.68) %	(0.12) %	(0.81) %
Portfolio turnover rate	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.95	$16.91	$31.74	$26.22	$19.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.20)	(0.19)	(0.19)	(0.31)	(0.25)
Net realized and unrealized gain (loss) on investments	4.52	(2.77)	(12.84)	5.83	7.03
Total from investment operations	4.32	(2.96)	(13.03)	5.52	6.78
Dividends from net investment income	—	—	—	—	(0.19)
Distributions from net realized gains	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$18.27	$13.95	$16.91	$31.74	$26.22
Total return(b)	30.97%	(17.50) %	(42.88) %	21.05%	34.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$127,360	$128,366	$226,738	$560,577	$566,606
Ratio of net expenses to average net assets	1.22%	1.48%	1.32%	1.18%	1.22%
Ratio of net investment loss to average net assets	(1.14) %	(1.18) %	(0.96) %	(0.98) %	(1.11) %
Portfolio turnover rate	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$12.11	$14.75	$28.12	$23.40	$17.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.28)	(0.24)	(0.28)	(0.47)	(0.37)
Net realized and unrealized gain (loss) on investments	3.91	(2.40)	(11.29)	5.19	6.30
Total from investment operations	3.63	(2.64)	(11.57)	4.72	5.93
Dividends from net investment income	—	—	—	—	(0.08)
Distributions from net realized gains	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$15.74	$12.11	$14.75	$28.12	$23.40
Total return(b)	30.08%	(17.97) %	(43.23) %	20.17%	33.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$53,942	$62,091	$108,988	$267,800	$248,577
Ratio of net expenses to average net assets	1.94%	2.02%	1.93%	1.90%	1.94%
Ratio of net investment loss to average net assets	(1.86) %	(1.72) %	(1.57) %	(1.70) %	(1.83) %
Portfolio turnover rate	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.42	$17.44	$32.61	$26.93	$20.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.19)	(0.15)	(0.18)	(0.31)	(0.24)
Net realized and unrealized gain (loss) on investments	4.67	(2.87)	(13.19)	5.99	7.22
Total from investment operations	4.48	(3.02)	(13.37)	5.68	6.98
Dividends from net investment income	—	—	—	—	(0.19)
Distributions from net realized gains	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$18.90	$14.42	$17.44	$32.61	$26.93
Total return(b)	31.07%	(17.32) %	(42.77) %	21.09%	34.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$42,351	$52,678	$144,513	$421,986	$360,756
Ratio of net expenses to average net assets	1.15%	1.24%	1.18%	1.14%	1.15%
Ratio of net investment loss to average net assets	(1.06) %	(0.91) %	(0.83) %	(0.95) %	(1.04) %
Portfolio turnover rate	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class Y
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.85	$17.89	$33.29	$27.41	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.14)	(0.09)	(0.09)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	4.80	(2.95)	(13.51)	6.09	7.36
Total from investment operations	4.66	(3.04)	(13.60)	5.88	7.18
Dividends from net investment income	—	—	—	—	(0.26)
Distributions from net realized gains	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$19.51	$14.85	$17.89	$33.29	$27.41
Total return(b)	31.38%	(16.99) %	(42.58) %	21.45%	35.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$75,589	$136,084	$257,064	$394,801	$266,570
Ratio of gross expenses to average net assets	0.89%	0.90%	0.85%	0.83%	0.84%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.04) %	—	—	— (c)
Ratio of net expenses to average net assets	0.86%	0.86%	0.85%	0.83%	0.84%
Ratio of net investment loss to average net assets	(0.77) %	(0.55) %	(0.46) %	(0.65) %	(0.74) %
Portfolio turnover rate	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Amount was more than (0.005)% per share.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.84	$17.88	$33.29	$27.41	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.15)	(0.10)	(0.10)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	4.81	(2.94)	(13.51)	6.09	7.36
Total from investment operations	4.66	(3.04)	(13.61)	5.88	7.18
Dividends from net investment income	—	—	—	—	(0.26)
Distributions from net realized gains	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$19.50	$14.84	$17.88	$33.29	$27.41
Total return(b)	31.40%	(17.00) %	(42.61) %	21.45%	35.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$915,671	$1,124,448	$2,192,139	$6,195,714	$4,499,832
Ratio of net expenses to average net assets	0.89%	0.88%	0.84%	0.83%	0.85%
Ratio of net investment loss to average net assets	(0.81) %	(0.58) %	(0.49) %	(0.65) %	(0.74) %
Portfolio turnover rate	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.12	$11.57	$24.96	$17.46	$13.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.10)	(0.14)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	2.94	(1.35)	(8.91)	8.70	4.88
Total from investment operations	2.83	(1.45)	(9.05)	8.47	4.72
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$12.95	$10.12	$11.57	$24.96	$17.46
Total return(b)	27.96%	(12.53) %	(42.03) %	49.80%	36.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$85,078	$86,257	$119,741	$259,394	$174,709
Ratio of net expenses to average net assets	1.26%	1.32%	1.25%	1.20%	1.27%
Ratio of net investment loss to average net assets	(0.89) %	(0.90) %	(0.95) %	(1.03) %	(1.09) %
Portfolio turnover rate	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$5.45	$6.29	$15.93	$11.52	$9.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.10)	(0.14)	(0.25)	(0.19)
Net realized and unrealized gain (loss) on investments	1.59	(0.74)	(5.16)	5.63	3.26
Total from investment operations	1.48	(0.84)	(5.30)	5.38	3.07
Distributions from net realized gains	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$6.93	$5.45	$6.29	$15.93	$11.52
Total return(b)	27.16%	(13.35) %	(42.46) %	48.68%	35.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$24,858	$29,559	$44,815	$103,331	$64,497
Ratio of net expenses to average net assets	2.03%	2.08%	2.02%	1.95%	2.03%
Ratio of net investment loss to average net assets	(1.66) %	(1.67) %	(1.72) %	(1.79) %	(1.85) %
Portfolio turnover rate	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.48	$11.99	$25.67	$17.94	$13.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.12)	(0.10)	(0.14)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	3.05	(1.41)	(9.20)	8.93	5.02
Total from investment operations	2.93	(1.51)	(9.34)	8.70	4.86
Distributions from net realized gains	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$13.41	$10.48	$11.99	$25.67	$17.94
Total return(b)	27.96%	(12.59) %	(42.02) %	49.81%	36.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,927	$13,179	$29,612	$77,214	$66,294
Ratio of net expenses to average net assets	1.28%	1.31%	1.25%	1.19%	1.24%
Ratio of net investment loss to average net assets	(0.91) %	(0.88) %	(0.95) %	(1.02) %	(1.07) %
Portfolio turnover rate	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class Y
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.79	$12.29	$26.12	$18.17	$13.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.07)	(0.06)	(0.08)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	3.15	(1.44)	(9.41)	9.08	5.07
Total from investment operations	3.08	(1.50)	(9.49)	8.92	4.96
Distributions from net realized gains	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$13.87	$10.79	$12.29	$26.12	$18.17
Total return(b)	28.54%	(12.21) %	(41.81) %	50.35%	37.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$53,330	$43,625	$47,379	$61,163	$32,702
Ratio of gross expenses to average net assets	0.96%	0.96%	0.91%	0.89%	0.94%
Ratio of expense reimbursements to average net assets	(0.07) %	(0.07) %	(0.04) %	(0.02) %	(0.07) %
Ratio of net expenses to average net assets	0.89%	0.89%	0.87%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.51) %	(0.47) %	(0.55) %	(0.70) %	(0.69) %
Portfolio turnover rate	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.17	$12.73	$26.87	$18.68	$14.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.08)	(0.07)	(0.10)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	3.25	(1.49)	(9.70)	9.33	5.21
Total from investment operations	3.17	(1.56)	(9.80)	9.16	5.09
Distributions from net realized gains	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$14.34	$11.17	$12.73	$26.87	$18.68
Total return(b)	28.38%	(12.25) %	(41.82) %	50.32%	37.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$302,850	$339,777	$535,172	$1,277,576	$620,005
Ratio of net expenses to average net assets	0.96%	0.96%	0.91%	0.88%	0.94%
Ratio of net investment loss to average net assets	(0.59) %	(0.54) %	(0.61) %	(0.72) %	(0.76) %
Portfolio turnover rate	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.78	$15.23	$25.12	$18.67	$15.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.03)	(0.10)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	4.38	0.58	(7.82)	6.56	3.91
Total from investment operations	4.40	0.55	(7.92)	6.45	3.85
Dividends from net investment income	—	—	—	—	(0.69)
Distributions from net realized gains	—	—	(1.97)	—	—
Net asset value, end of period	$20.18	$15.78	$15.23	$25.12	$18.67
Total return(b)	27.88%	3.61%	(34.27) %	34.87%(c)	25.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$115,335	$97,018	$100,262	$158,223	$120,832
Ratio of net expenses to average net assets	1.30%	1.31%	1.27%	1.22%	1.34%
Ratio of net investment income (loss) to average net assets	0.12%	(0.15) %	(0.53) %	(0.49) %	(0.37) %
Portfolio turnover rate	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class B
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.51	$13.04	$21.81	$16.19	$13.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	(0.09)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	3.76	0.49	(6.71)	5.70	3.38
Total from investment operations	3.77	0.47	(6.80)	5.62	3.36
Dividends from net investment income	—	—	—	—	(0.61)
Distributions from net realized gains	—	—	(1.97)	—	—
Net asset value, end of period	$17.28	$13.51	$13.04	$21.81	$16.19
Total return(b)	27.91%	3.60%	(34.30) %	35.02%(c)	25.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,584	$12,465	$13,200	$22,147	$18,427
Ratio of gross expenses to average net assets	2.00%	2.00%	1.97%	1.94%	2.05%
Ratio of expense reimbursements to average net assets	(0.66) %	(0.70) %	(0.69) %	(0.82) %	(0.88) %
Ratio of net expenses to average net assets	1.34%	1.30%	1.28%	1.12%	1.17%
Ratio of net investment income (loss) to average net assets	0.08%	(0.15) %	(0.54) %	(0.39) %	(0.18) %
Portfolio turnover rate	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$12.69	$12.37	$20.94	$15.68	$13.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.08)	(0.15)	(0.22)	(0.24)	(0.15)
Net realized and unrealized gain (loss) on investments	3.54	0.47	(6.38)	5.50	3.29
Total from investment operations	3.46	0.32	(6.60)	5.26	3.14
Dividends from net investment income	—	—	—	—	(0.57)
Distributions from net realized gains	—	—	(1.97)	—	—
Net asset value, end of period	$16.15	$12.69	$12.37	$20.94	$15.68
Total return(b)	27.17%	2.67%	(34.82) %	33.86%(c)	24.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$899	$1,138	$1,594	$4,368	$2,760
Ratio of net expenses to average net assets	1.92%	2.21%	2.09%	1.97%	2.13%
Ratio of net investment loss to average net assets	(0.55) %	(1.07) %	(1.40) %	(1.23) %	(1.13) %
Portfolio turnover rate	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.83	$15.28	$25.20	$18.72	$15.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.02)	(0.08)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	4.41	0.57	(7.87)	6.58	3.93
Total from investment operations	4.43	0.55	(7.95)	6.48	3.91
Dividends from net investment income	—	—	—	—	(0.73)
Distributions from net realized gains	—	—	(1.97)	—	—
Net asset value, end of period	$20.26	$15.83	$15.28	$25.20	$18.72
Total return(b)	27.98%	3.60%	(34.28) %	34.94%(c)	25.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,326	$1,104	$1,061	$591	$642
Ratio of gross expenses to average net assets	1.33%	1.32%	1.30%	1.24%	1.34%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.04) %	(0.05) %	(0.05) %	(0.27) %
Ratio of net expenses to average net assets	1.29%	1.28%	1.25%	1.19%	1.07%
Ratio of net investment income (loss) to average net assets	0.13%	(0.12) %	(0.44) %	(0.45) %	(0.10) %
Portfolio turnover rate	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$16.19	$15.55	$25.52	$18.90	$15.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.04	(0.02)	(0.03)	— (b)
Net realized and unrealized gain (loss) on investments	4.53	0.60	(7.98)	6.65	3.98
Total from investment operations	4.61	0.64	(8.00)	6.62	3.98
Dividends from net investment income	(0.03)	—	—	—	(0.77)
Distributions from net realized gains	—	—	(1.97)	—	—
Net asset value, end of period	$20.77	$16.19	$15.55	$25.52	$18.90
Total return(c)	28.48%	4.12%	(34.03) %	35.34%(d)	26.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$20,065	$34,923	$14,528	$28,264	$12,621
Ratio of gross expenses to average net assets	0.99%	1.00%	0.95%	0.92%	1.02%
Ratio of expense reimbursements to average net assets	(0.12) %	(0.12) %	(0.09) %	(0.03) %	(0.13) %
Ratio of net expenses to average net assets	0.87%	0.88%	0.86%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	0.40%	0.21%	(0.13) %	(0.13) %	0.01%
Portfolio turnover rate	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.22	$20.85	$36.66	$31.75	$26.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.12)	(0.07)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	3.53	(2.51)	(8.74)	8.87	7.20
Total from investment operations	3.42	(2.63)	(8.81)	8.66	7.11
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$21.64	$18.22	$20.85	$36.66	$31.75
Total return(b)	18.77%	(12.61) %	(27.31) %	29.12%(c)	28.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$60,966	$65,337	$91,059	$151,514	$127,925
Ratio of net expenses to average net assets	1.18%	1.13%	1.05%	1.00%	1.04%
Ratio of net investment loss to average net assets	(0.50) %	(0.57) %	(0.30) %	(0.63) %	(0.30) %
Portfolio turnover rate	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.33	$13.08	$26.11	$23.74	$20.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.16)	(0.18)	(0.16)	(0.34)	(0.23)
Net realized and unrealized gain (loss) on investments	2.20	(1.57)	(5.87)	6.46	5.44
Total from investment operations	2.04	(1.75)	(6.03)	6.12	5.21
Distributions from net realized gains	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$13.37	$11.33	$13.08	$26.11	$23.74
Total return(b)	18.01%	(13.38) %	(27.85) %	28.11%(c)	27.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,659	$4,802	$7,828	$14,334	$11,862
Ratio of net expenses to average net assets	1.90%	1.95%	1.84%	1.76%	1.81%
Ratio of net investment loss to average net assets	(1.23) %	(1.39) %	(1.10) %	(1.39) %	(1.07) %
Portfolio turnover rate	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.63	$21.24	$37.09	$31.99	$26.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.02)	(0.04)	— (b)	(0.11)	— (b)
Net realized and unrealized gain (loss) on investments	3.60	(2.57)	(8.85)	8.96	7.25
Total from investment operations	3.58	(2.61)	(8.85)	8.85	7.25
Dividends from net investment income	—	—	—	—	(0.04)
Distributions from net realized gains	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$22.21	$18.63	$21.24	$37.09	$31.99
Total return(c)	19.22%	(12.29) %	(27.05) %	29.53%(d)	28.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,111	$47,725	$78,928	$184,972	$131,109
Ratio of gross expenses to average net assets	0.89%	0.78%	0.72%	0.68%	0.71%
Ratio of expense reimbursements to average net assets	(0.12) %	(0.03) %	—	—	—
Ratio of net expenses to average net assets	0.77%	0.75%	0.72%	0.68%	0.71%
Ratio of net investment income (loss) to average net assets	(0.09) %	(0.19) %	0.01%	(0.31) %	(0.01) %
Portfolio turnover rate	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class A
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments	1.93
Total from investment operations	1.91
Net asset value, end of period	$11.91
Total return(c)	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$213
Ratio of gross expenses to average net assets	8.04%
Ratio of expense reimbursements to average net assets	(7.14) %
Ratio of net expenses to average net assets	0.90%
Ratio of net investment loss to average net assets	(0.30) %
Portfolio turnover rate	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class C
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)
Net realized and unrealized gain on investments	1.92
Total from investment operations	1.85
Net asset value, end of period	$11.85
Total return(c)	18.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$119
Ratio of gross expenses to average net assets	8.80%
Ratio of expense reimbursements to average net assets	(7.14) %
Ratio of net expenses to average net assets	1.66%
Ratio of net investment loss to average net assets	(1.04) %
Portfolio turnover rate	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class I
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments	1.93
Total from investment operations	1.91
Net asset value, end of period	$11.91
Total return(c)	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$122
Ratio of gross expenses to average net assets	8.06%
Ratio of expense reimbursements to average net assets	(7.15) %
Ratio of net expenses to average net assets	0.91%
Ratio of net investment loss to average net assets	(0.29) %
Portfolio turnover rate	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class Y
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized gain on investments	1.92
Total from investment operations	1.92
Net asset value, end of period	$11.92
Total return(d)	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$119
Ratio of gross expenses to average net assets	7.79%
Ratio of expense reimbursements to average net assets	(7.13) %
Ratio of net expenses to average net assets	0.66%
Ratio of net investment loss to average net assets	(0.04) %
Portfolio turnover rate	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class Z
From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized gain on investments	1.93
Total from investment operations	1.93
Net asset value, end of period	$11.93
Total return(d)	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,858
Ratio of gross expenses to average net assets	7.68%
Ratio of expense reimbursements to average net assets	(7.13) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment income to average net assets	0.06%
Portfolio turnover rate	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in twelve series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Group Holdings, LLC, the parent company of Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-adviser to the Alger International Opportunities Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change.
Effective August 6, 2024, the name of Alger International Focus Fund changed to Alger International Opportunities Fund.
Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund each commenced operatons on April 4, 2024.
Effective January 29, 2024, the Funds' custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board of Trustees of the Trust (the "Board") has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' Investment Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectuses. The Funds can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of October 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. The Funds declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Fund declares and pays such dividends quarterly. With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2024, is set forth below under the heading “Actual Rate”:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%
Alger Concentrated Equity Fund(b)	0.45	—	—	—	—	0.45 (c)
Alger Growth & Income Fund(b)	0.50	—	—	—	—	0.50
Alger 35 Fund(b)	0.45	—	—	—	—	0.45
Alger Mid Cap Focus Fund(d)	0.70	0.50	—	—	—	0.69
Alger Mid Cap Growth Fund(e)	0.76	0.70	—	—	—	0.76
Alger Small Cap Growth Fund(e)	0.81	0.75	—	—	—	0.81
Alger Small Cap Focus Fund(b)	0.75	—	—	—	—	0.75
Alger Weatherbie Specialized Growth Fund(e)	0.81	0.75	—	—	—	0.81
Alger International Opportunities Fund(e)	0.71	0.60	—	—	—	0.71
Alger Health Sciences Fund(b)	0.55	—	—	—	—	0.55
Alger AI Enablers & Adopters Fund(b)	0.45	—	—	—	—	0.45 (c)

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Actual rate reflects the Fund's commencement of operations, April 4, 2024, through October 31, 2024.
(d)	Tier 1 rate is paid on assets up to $250 million, and Tier 2 rate is paid on assets in excess of $250 million.
(e)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
The sub-adviser to the Alger Weatherbie Specialized Growth Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a subadvisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Specialized Growth Fund. The subadvisory fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Specialized Growth Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the year ended October 31, 2024, Alger Management paid a sub-advisory fee of $2,911,171 to Weatherbie.
The sub-adviser to the Alger International Opportunities Fund, Redwood, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Fund to Alger Management with respect to the assets sub-advised by Redwood. From February 1, 2024 (the date Redwood began

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

sub-advising the Alger International Opportunities Fund) through October 31, 2024, Alger Management paid a sub-advisory fee of $797,124 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees (for all Funds other than Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund), acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses to the rates, based on average daily net assets, as listed in the table below. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

	CLASS						FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2024
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	— %	— %	— %	— %	— %	0.04%	$546,710
Alger Concentrated Equity Fund(a)	0.35	—	1.10	0.35	0.10	0.10	148,989
Alger Growth & Income Fund	—	—	—	—	—	—	0
Alger 35 Fund(b)	—	—	—	—	—	0.10	106,834
Alger Mid Cap Focus Fund	0.53	—	1.28	0.58	0.07	0.37	312
Alger Mid Cap Growth Fund	—	—	—	—	—	0.23	69,752
Alger Small Cap Growth Fund	—	—	—	—	0.03	0.18	60,892
Alger Small Cap Focus Fund	—	—	—	—	0.10	—	31,498
Alger Weatherbie Specialized Growth Fund	—	—	—	—	0.07	—	35,969
Alger International Opportunities Fund	—	—	—	0.54	—	0.13	126,226
Alger Health Sciences Fund	—	—	—	—	—	0.20	45,352
Alger AI Enablers & Adopters Fund(a)	0.35	—	1.10	0.35	0.10	0.10	156,004

(a)	Fund commenced operations on April 4, 2024.
(b)	Alger Management has agreed to limit total annual operating expenses, excluding advisory fees, for the Alger 35 Fund, for the life of the Fund.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a  Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2024,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

the recoupments made by the Alger Concentrated Equity Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, and Alger AI Enablers & Adopters Fund to the Investment Manager were $3,323, $5,139, $382, $9,530, $63,197, $3,840, $84, and $1,592, respectively. There were no recoupments made by the Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger 35 Fund and Alger Health Sciences Fund to the Investment Manager.
In addition, effective April 1, 2019, Alger Management began voluntarily reducing its 12b-1 fee for the Class B shares. For the year ended October 31, 2024, Alger Management voluntarily reduced its 12b-1 fee for Class B shares of the Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund by $69,752, $16,313 and $96,115, respectively.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Plan of  Distribution pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class B Shares: The Trust has adopted a Plan of  Distribution pursuant to which Class B shares of  each Fund issuing such shares reimburse Alger LLC for costs and expenses incurred by Alger LLC in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of  1% of  the respective average daily net assets of  the Class B shares of  the designated Fund. If  in any month, the costs incurred by Alger LLC relating to the Class B shares are in excess of  the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 2024, such excess carried forward was $14,373,557, $22,662,390 and $22,425,158 for Class B shares of  Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund, respectively. Contingent deferred sales charges imposed on redemptions of  Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  each Fund pays Alger LLC a fee at the annual rate of  1% of  the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the year ended October 31, 2024, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Capital Appreciation Fund	$3,174
Alger Concentrated Equity Fund(a)	—
Alger Growth & Income Fund	1,368
Alger 35 Fund	—
Alger Mid Cap Focus Fund	(87)
Alger Mid Cap Growth Fund	1,146
Alger Small Cap Growth Fund	1,714
Alger Small Cap Focus Fund	2,880
Alger Weatherbie Specialized Growth Fund	1,513
Alger International Opportunities Fund	1,602
Alger Health Sciences Fund	380
Alger AI Enablers & Adopters Fund(a)	—

(a)	Fund commenced operations on April 4, 2024.
(e) Brokerage Commissions: During the year ended October 31, 2024, Alger Capital Appreciation Fund, Alger Concentrated Equity Fund,  Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund paid Alger LLC $78,973, $111, $751, $17,793, $27,215, $26,723, $37,828, $134,156, $1,404, $16,339, and $142, respectively, in connection with securities transactions.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A, Class B and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2024, Alger Management charged back to Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund and Alger Health Sciences Fund $393,459, $55,186, $7,272, $33,810, $43,919, $216,275, $75,170, $17,896 and $29,883, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. Prior to January 1, 2024, each Independent Trustee received $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the year ended October 31, 2024, there were no interfund trades.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. As of October 31, 2024, Alger Capital Appreciation Fund borrowed $8,554,228, including interest, from Alger Growth & Income Fund, an affiliated fund, at a rate of 5.77%, which was payable November 1, 2024.  In addition, Alger Small Cap Growth Fund borrowed $370,059, including interest, from Alger Small Cap Focus Fund, an affiliated fund, at a rate of 5.77%, which was payable November 1, 2024.
For the year ended October 31, 2024, Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund and Alger Health Sciences Fund earned interfund loan interest income of $19,010, $681,293, $7,032, $1,103, $15,480, $11,891, $52,532 and $621, respectively, and Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Opportunities Fund and Alger Health Sciences Fund incurred interfund loan interest expenses of $335,083, $1,388, $1,365, $458, $6,706, $99,812, $4,857 and $3,115, respectively, which are included in interest income and interest expense, respectively, in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2024, Alger Management and its affiliated entities owned the following shares:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	SHARE CLASS
	A	C	I	Y	Z
Alger Capital Appreciation Fund	20,066	—	—	—	41,187
Alger Concentrated Equity Fund	10,000	10,000	10,000	10,000	268,174
Alger Growth & Income Fund	—	—	—	—	32,455
Alger 35 Fund	—	—	—	—	1,049,725
Alger Mid Cap Focus Fund	—	—	2,378	4,843	27,374
Alger Mid Cap Growth Fund	—	—	—	—	130,842
Alger Small Cap Growth Fund	—	—	—	1,746	97,046
Alger Small Cap Focus Fund	—	—	—	787	13,692
Alger Weatherbie Specialized Growth Fund	5,501	—	—	10,066	185
Alger International Opportunities Fund	—	—	—	—	63,226
Alger Health Sciences Fund	—	—	—	—	4,784
Alger AI Enablers & Adopters Fund	10,000	10,000	10,000	10,000	268,227
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities and short-term securities, for the year ended October 31, 2024:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$1,100,506,236	$1,569,172,324
Alger Concentrated Equity Fund(a)	5,387,896	1,244,586
Alger Growth & Income Fund	181,123,971	7,353,292
Alger 35 Fund	79,750,567	88,322,939
Alger Mid Cap Focus Fund	244,148,559	328,536,864
Alger Mid Cap Growth Fund	127,036,394	143,224,291
Alger Small Cap Growth Fund	141,344,504	247,702,087
Alger Small Cap Focus Fund	865,303,328	1,656,669,304
Alger Weatherbie Specialized Growth Fund	235,777,548	411,628,477
Alger International Opportunities Fund	142,568,346	178,327,410
Alger Health Sciences Fund	251,624,822	288,381,124
Alger AI Enablers & Adopters Fund(a)	6,644,790	3,177,276

(a)	Fund commenced operations on April 4, 2024.
NOTE 5 — Borrowings:

The Funds may borrow from the Custodian, on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

discussed in Note 3(i). For the year ended October 31, 2024, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Fund	$7,881,240	6.57%
Alger Concentrated Equity Fund(a)	372	7.45
Alger Growth & Income Fund	7,191	7.33
Alger 35 Fund	40,351	6.79
Alger Mid Cap Focus Fund	23,244	6.11
Alger Mid Cap Growth Fund	9,648	6.41
Alger Small Cap Growth Fund	116,793	6.14
Alger Small Cap Focus Fund	1,679,910	6.15
Alger Weatherbie Specialized Growth Fund	412	7.33
Alger International Opportunities Fund	101,598	6.65
Alger Health Sciences Fund	58,448	6.35
Alger AI Enablers & Adopters Fund(a)	609	7.21

(a)	Fund commenced operations on April 4, 2024.
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2024 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Fund	$80,819,726
Alger Concentrated Equity Fund(a)	51,570
Alger Growth & Income Fund	2,155,870
Alger 35 Fund	4,142,000
Alger Mid Cap Focus Fund	1,850,000
Alger Mid Cap Growth Fund	669,318
Alger Small Cap Growth Fund	18,000,000
Alger Small Cap Focus Fund	70,917,470
Alger Weatherbie Specialized Growth Fund	152,502
Alger International Opportunities Fund	21,861,000
Alger Health Sciences Fund	9,437,000
Alger AI Enablers & Adopters Fund(a)	50,466

(a)	Fund commenced operations on April 4, 2024.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into twelve series. Each series is divided into separate classes. During the year ended October 31, 2024, and the year ended October 31, 2023, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	3,432,052	$98,624,123	3,537,512	$76,640,966
Shares converted from Class C	111,886	3,254,796	84,727	1,897,301
Dividends reinvested	1,840,568	45,664,511	1,253,214	24,437,672
Shares redeemed	(8,362,249)	(243,877,577)	(10,500,273)	(231,605,028)
Net decrease	(2,977,743)	$(96,334,147)	(5,624,820)	$(128,629,089)
Class C:
Shares sold	357,874	$5,782,898	422,757	$5,278,761
Shares converted to Class A	(201,122)	(3,254,796)	(143,727)	(1,897,301)
Dividends reinvested	577,198	7,959,555	464,915	5,355,816
Shares redeemed	(2,500,533)	(39,909,825)	(3,054,719)	(39,120,922)
Net decrease	(1,766,583)	$(29,422,168)	(2,310,774)	$(30,383,646)
Class Z:
Shares sold	3,659,768	$116,171,517	4,779,741	$110,145,650
Dividends reinvested	1,653,907	44,341,262	1,308,238	27,316,002
Redemptions in kind	—	—	(262,465)	(6,841,180)
Shares redeemed	(12,620,291)	(396,338,946)	(17,573,378)	(415,558,308)
Net decrease	(7,306,616)	$(235,826,167)	(11,747,864)	$(284,937,836)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	For the period April 4, 2024 (commencement of operations) to October 31, 2024
	SHARES	AMOUNT
Alger Concentrated Equity Fund
Class A:
Shares sold	10,000	$100,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,000	$100,000
Class C:
Shares sold	10,000	$100,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,000	$100,000
Class I:
Shares sold	10,000	$100,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,000	$100,000
Class Y:
Shares sold	10,000	$100,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,000	$100,000
Class Z:
Shares sold	382,381	$3,844,896
Dividends reinvested	—	—
Shares redeemed	(2)	(25)
Net increase	382,379	$3,844,871

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Fund
Class A:
Shares sold	493,356	$33,582,126	527,117	$29,676,367
Shares converted from Class C	15,755	1,065,272	5,320	310,461
Dividends reinvested	25,606	1,752,567	28,256	1,585,591
Shares redeemed	(354,780)	(24,618,455)	(397,006)	(22,436,651)
Net increase	179,937	$11,781,510	163,687	$9,135,768
Class C:
Shares sold	129,535	$8,651,999	154,981	$8,440,964
Shares converted to Class A	(16,032)	(1,065,272)	(5,409)	(310,461)
Dividends reinvested	2,052	136,375	2,984	164,188
Shares redeemed	(95,107)	(6,352,772)	(135,410)	(7,480,210)
Net increase	20,448	$1,370,330	17,146	$814,481
Class Z:
Shares sold	3,325,277	$227,470,272	2,022,593	$113,851,751
Dividends reinvested	61,717	4,273,936	44,637	2,511,494
Shares redeemed	(744,951)	(52,450,092)	(1,340,557)	(76,801,933)
Net increase	2,642,043	$179,294,116	726,673	$39,561,312

Alger 35 Fund
Class Z:
Shares sold	614	$8,491	68,140	$663,778
Dividends reinvested	—	—	216	1,955
Shares redeemed	(635,221)	(9,117,772)	(139,738)	(1,342,885)
Net decrease	(634,607)	$(9,109,281)	(71,382)	$(677,152)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Focus Fund
Class A:
Shares sold	154,588	$2,310,579	161,323	$1,923,171
Dividends reinvested	—	—	—	—
Shares redeemed	(79,690)	(1,189,555)	(288,398)	(3,424,484)
Net increase (decrease)	74,898	$1,121,024	(127,075)	$(1,501,313)
Class C:
Shares sold	76,158	$1,097,244	87,481	$1,024,452
Dividends reinvested	—	—	—	—
Shares redeemed	(64,381)	(946,834)	(104,005)	(1,222,301)
Net increase (decrease)	11,777	$150,410	(16,524)	$(197,849)
Class I:
Shares sold	262,682	$4,038,833	232,401	$2,784,004
Dividends reinvested	—	—	—	—
Shares redeemed	(731,561)	(10,522,790)	(4,363,723)	(52,166,483)
Net decrease	(468,879)	$(6,483,957)	(4,131,322)	$(49,382,479)
Class Y:
Shares sold	94,028	$1,541,594	5,023	$61,710
Dividends reinvested	—	—	—	—
Shares redeemed	(385)	(5,620)	(24,735)	(300,883)
Net increase (decrease)	93,643	$1,535,974	(19,712)	$(239,173)
Class Z:
Shares sold	2,623,421	$38,989,890	5,274,737	$63,482,127
Dividends reinvested	—	—	—	—
Shares redeemed	(6,989,347)	(103,291,577)	(16,159,367)	(195,865,987)
Net decrease	(4,365,926)	$(64,301,687)	(10,884,630)	$(132,383,860)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	432,629	$5,880,060	551,685	$6,297,530
Shares Converted from Class B	12,352	$166,978	19,695	$227,620
Shares converted from Class C	4,491	62,129	11,080	121,416
Dividends reinvested	—	—	—	—
Shares redeemed	(1,595,586)	(21,611,899)	(1,743,757)	(20,015,215)
Net decrease	(1,146,114)	$(15,502,732)	(1,161,297)	$(13,368,649)
Class B:
Shares sold	50,505	$421,662	58,313	$420,023
Shares converted to Class A	(19,729)	(166,978)	(31,447)	(227,620)
Dividends reinvested	—	—	—	—
Shares redeemed	(127,487)	(1,083,653)	(154,401)	(1,104,737)
Net decrease	(96,711)	$(828,969)	(127,535)	$(912,334)
Class C:
Shares sold	57,207	$418,245	44,391	$294,878
Shares converted to Class A	(7,760)	(62,129)	(18,964)	(121,416)
Dividends reinvested	—	—	—	—
Shares redeemed	(138,841)	(1,076,305)	(218,412)	(1,437,280)
Net decrease	(89,394)	$(720,189)	(192,985)	$(1,263,818)
Class Z:
Shares sold	998,523	$13,975,286	2,007,842	$25,149,971
Dividends reinvested	—	—	—	—
Shares redeemed	(775,944)	(10,815,820)	(973,399)	(11,285,464)
Net increase	222,579	$3,159,466	1,034,443	$13,864,507

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	662,749	$6,358,106	857,919	$7,430,074
Shares Converted from Class B	6,484	$62,361	14,745	$129,808
Shares converted from Class C	2,326	23,002	900	7,906
Dividends reinvested	4,088	38,231	—	—
Shares redeemed	(2,755,441)	(26,720,269)	(3,051,665)	(26,597,820)
Net decrease	(2,079,794)	$(20,238,569)	(2,178,101)	$(19,030,032)
Class B:
Shares sold	2,594	$16,934	16,544	$93,912
Shares converted to Class A	(9,653)	(62,361)	(21,915)	(129,808)
Dividends reinvested	—	—	—	—
Shares redeemed	(139,879)	(887,080)	(89,161)	(519,896)
Net decrease	(146,938)	$(932,507)	(94,532)	$(555,792)
Class C:
Shares sold	317,405	$1,837,189	434,487	$2,342,165
Shares converted to Class A	(3,774)	(23,002)	(1,450)	(7,906)
Dividends reinvested	—	—	—	—
Shares redeemed	(1,004,287)	(5,913,296)	(1,227,085)	(6,598,276)
Net decrease	(690,656)	$(4,099,109)	(794,048)	$(4,264,017)
Class Y:
Shares sold	65,921	$669,087	183,924	$1,677,124
Dividends reinvested	4,279	42,193	—	—
Shares redeemed	(918,942)	(9,592,184)	(181,307)	(1,626,230)
Net (decrease) increase	(848,742)	$(8,880,904)	2,617	$50,894
Class Z:
Shares sold	3,554,625	$35,734,304	5,751,027	$52,675,776
Dividends reinvested	54,045	531,807	—	—
Shares redeemed	(10,158,289)	(104,569,230)	(12,265,010)	(112,843,508)
Net decrease	(6,549,619)	$(68,303,119)	(6,513,983)	$(60,167,732)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Focus Fund
Class A:
Shares sold	1,239,648	$21,424,152	1,586,778	$25,437,390
Shares converted from Class C	3,247	57,790	4,512	73,412
Dividends reinvested	—	—	—	—
Shares redeemed	(3,473,841)	(59,742,144)	(5,797,833)	(91,855,855)
Net decrease	(2,230,946)	$(38,260,202)	(4,206,543)	$(66,345,053)
Class C:
Shares sold	291,542	$4,346,564	317,383	$4,418,813
Shares converted to Class A	(3,752)	(57,790)	(5,180)	(73,412)
Dividends reinvested	—	—	—	—
Shares redeemed	(1,990,291)	(29,554,519)	(2,570,357)	(35,612,848)
Net decrease	(1,702,501)	$(25,265,745)	(2,258,154)	$(31,267,447)
Class I:
Shares sold	507,277	$9,108,811	1,703,452	$28,073,282
Dividends reinvested	—	—	—	—
Shares redeemed	(1,920,197)	(33,854,590)	(6,336,814)	(104,590,356)
Net decrease	(1,412,920)	$(24,745,779)	(4,633,362)	$(76,517,074)
Class Y:
Shares sold	762,028	$13,771,945	3,453,919	$57,953,737
Dividends reinvested	—	—	—	—
Shares redeemed	(6,052,261)	(114,319,792)	(8,662,422)	(148,617,593)
Net decrease	(5,290,233)	$(100,547,847)	(5,208,503)	$(90,663,856)
Class Z:
Shares sold	9,981,029	$181,791,728	21,039,949	$359,111,581
Dividends reinvested	—	—	—	—
Shares redeemed	(38,782,966)	(702,922,897)	(67,854,544)	(1,149,382,179)
Net decrease	(28,801,937)	$(521,131,169)	(46,814,595)	$(790,270,598)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Specialized Growth Fund
Class A:
Shares sold	904,414	$11,063,128	849,539	$9,718,361
Shares converted from Class C	5,401	66,308	11,630	132,822
Dividends reinvested	—	—	—	—
Shares redeemed	(2,866,164)	(35,254,890)	(2,683,927)	(30,533,304)
Net decrease	(1,956,349)	$(24,125,454)	(1,822,758)	$(20,682,121)
Class C:
Shares sold	293,956	$1,930,199	460,033	$2,859,283
Shares converted to Class A	(10,055)	(66,308)	(21,521)	(132,822)
Dividends reinvested	—	—	—	—
Shares redeemed	(2,115,770)	(13,870,464)	(2,148,505)	(13,252,678)
Net decrease	(1,831,869)	$(12,006,573)	(1,709,993)	$(10,526,217)
Class I:
Shares sold	61,763	$761,423	193,862	$2,373,638
Dividends reinvested	—	—	—	—
Shares redeemed	(504,773)	(6,319,853)	(1,406,818)	(16,936,409)
Net decrease	(443,010)	$(5,558,430)	(1,212,956)	$(14,562,771)
Class Y:
Shares sold	653,468	$8,437,917	1,187,990	$14,576,900
Dividends reinvested	—	—	—	—
Shares redeemed	(849,730)	(10,922,226)	(1,001,262)	(12,055,286)
Net (decrease) increase	(196,262)	$(2,484,309)	186,728	$2,521,614
Class Z:
Shares sold	7,205,671	$96,273,908	10,702,308	$135,652,242
Dividends reinvested	—	—	—	—
Shares redeemed	(16,508,966)	(218,504,338)	(22,330,920)	(277,922,173)
Net decrease	(9,303,295)	$(122,230,430)	(11,628,612)	$(142,269,931)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Opportunities Fund
Class A:
Shares sold	145,014	$2,793,800	158,889	$2,653,129
Shares Converted from Class B	7,559	$143,541	7,585	$127,067
Shares converted from Class C	1,543	28,500	2,050	34,641
Dividends reinvested	—	—	—	—
Shares redeemed	(589,049)	(11,136,178)	(602,712)	(10,140,919)
Net decrease	(434,933)	$(8,170,337)	(434,188)	$(7,326,082)
Class B:
Shares sold	9,644	$159,084	9,944	$143,537
Shares converted to Class A	(8,827)	(143,541)	(8,855)	(127,067)
Dividends reinvested	—	—	—	—
Shares redeemed	(79,282)	(1,293,157)	(90,648)	(1,307,077)
Net decrease	(78,465)	$(1,277,614)	(89,559)	$(1,290,607)
Class C:
Shares sold	12,155	$184,685	12,124	$164,152
Shares converted to Class A	(1,924)	(28,500)	(2,538)	(34,641)
Dividends reinvested	—	—	—	—
Shares redeemed	(44,166)	(662,644)	(48,877)	(655,302)
Net decrease	(33,935)	$(506,459)	(39,291)	$(525,791)
Class I:
Shares sold	3,441	$65,909	4,044	$69,031
Dividends reinvested	—	—	—	—
Shares redeemed	(7,714)	(148,675)	(3,773)	(63,383)
Net (decrease) increase	(4,273)	$(82,766)	271	$5,648
Class Z:
Shares sold	343,015	$6,871,255	1,530,829	$26,775,938
Dividends reinvested	3,051	57,123	—	—
Shares redeemed	(1,537,479)	(30,273,761)	(307,274)	(5,290,212)
Net (decrease) increase	(1,191,413)	$(23,345,383)	1,223,555	$21,485,726

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	132,076	$2,858,564	175,274	$3,599,809
Shares converted from Class C	3,203	68,388	1,782	35,923
Dividends reinvested	—	—	—	—
Shares redeemed	(903,154)	(19,079,674)	(958,827)	(19,574,832)
Net decrease	(767,875)	$(16,152,722)	(781,771)	$(15,939,100)
Class C:
Shares sold	10,895	$142,544	50,076	$653,525
Shares converted to Class A	(5,168)	(68,388)	(2,849)	(35,923)
Dividends reinvested	—	—	—	—
Shares redeemed	(155,742)	(2,035,147)	(222,183)	(2,836,210)
Net decrease	(150,015)	$(1,960,991)	(174,956)	$(2,218,608)
Class Z:
Shares sold	225,644	$4,875,087	638,634	$12,889,940
Dividends reinvested	—	—	—	—
Shares redeemed	(1,296,597)	(26,435,389)	(1,793,673)	(37,194,352)
Net decrease	(1,070,953)	$(21,560,302)	(1,155,039)	$(24,304,412)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	For the period April 4, 2024 (commencement of operations) to October 31, 2024
	SHARES	AMOUNT
Alger AI Enablers & Adopters Fund
Class A:
Shares sold	17,916	$191,498
Dividends reinvested	—	—
Shares redeemed	(1)	(10)
Net increase	17,915	$191,488
Class C:
Shares sold	10,073	$100,780
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,073	$100,780
Class I:
Shares sold	10,266	$103,020
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,266	$103,020
Class Y:
Shares sold	10,000	$100,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	10,000	$100,000
Class Z:
Shares sold	323,365	$3,249,958
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	323,365	$3,249,958
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2024 and the year ended October 31, 2023 was as follows:

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Capital Appreciation Fund
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	120,338,371	68,995,008
Total distributions paid	$120,338,371	$68,995,008

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Concentrated Equity Fund
Distributions paid from:
Ordinary Income	$—
Long-term capital gains	—
Total distributions paid	$—
Alger Growth & Income Fund
Distributions paid from:
Ordinary Income	6,375,226	$4,472,953
Long-term capital gains	—	—
Total distributions paid	$6,375,226	$4,472,953
Alger 35 Fund
Distributions paid from:
Ordinary Income	—	5,582
Long-term capital gains	—	—
Total distributions paid	$—	$5,582
Alger Mid Cap Focus Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Mid Cap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Small Cap Growth Fund
Distributions paid from:
Ordinary Income	618,092	—
Long-term capital gains	—	—
Total distributions paid	$618,092	$—
Alger Small Cap Focus Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Weatherbie Specialized Growth Fund
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger International Opportunities Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	57,254	—
Total distributions paid	$57,254	$—
Alger Health Sciences Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger AI Enablers & Adopters Fund
Distributions paid from:
Ordinary Income	—
Long-term capital gains	—
Total distributions paid	$—
As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Capital Appreciation Fund
Undistributed ordinary income	$27,178,270
Undistributed long-term gains	210,222,822
Net accumulated earnings	237,401,092
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	1,198,514,197
Total accumulated earnings	$1,435,915,289

Alger Concentrated Equity Fund
Undistributed ordinary income	$19,189
Undistributed long-term gains	—
Net accumulated earnings	19,189
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	740,110
Total accumulated earnings	$759,299

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Growth & Income Fund
Undistributed ordinary income	$1,385,289
Undistributed long-term gains	—
Net accumulated earnings	1,385,289
Capital loss carryforwards	(945,193)
Late year ordinary income losses	—
Net unrealized appreciation	220,061,642
Total accumulated earnings	$220,501,738

Alger 35 Fund
Undistributed ordinary income	$90,910
Undistributed long-term gains	—
Net accumulated earnings	90,910
Capital loss carryforwards	(659,026)
Late year ordinary income losses	—
Net unrealized appreciation	858,757
Total accumulated earnings	$290,641

Alger Mid Cap Focus Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(142,874,477)
Late year ordinary income losses	(1,035,543)
Net unrealized appreciation	67,519,532
Total accumulated earnings	$(76,390,488)

Alger Mid Cap Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(52,790,966)
Late year ordinary income losses	(1,245,947)
Net unrealized appreciation	59,123,563
Total accumulated earnings	$5,086,650

Alger Small Cap Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(61,650,848)
Late year ordinary income losses	(2,449,561)
Net unrealized appreciation	39,002,428
Total accumulated earnings	$(25,097,981)

Alger Small Cap Focus Fund
Undistributed ordinary income	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Small Cap Focus Fund
Undistributed long-term gains	$—
Net accumulated earnings	—
Capital loss carryforwards	(644,282,003)
Late year ordinary income losses	(10,336,609)
Net unrealized appreciation	229,973,381
Total accumulated earnings	$(424,645,231)

Alger Weatherbie Specialized Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(315,386,839)
Late year ordinary income losses	(3,110,362)
Net unrealized appreciation	85,645,295
Total accumulated earnings	$(232,851,906)

Alger International Opportunities Fund
Undistributed ordinary income	$—
Undistributed long-term gains	7,440,047
Net accumulated earnings	7,440,047
Capital loss carryforwards	—
Late year ordinary income losses	(48,555)
Net unrealized appreciation	28,885,818
Total accumulated earnings	$36,277,310

Alger Health Sciences Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(27,275,956)
Late year ordinary income losses	(370,597)
Net unrealized appreciation	7,340,650
Total accumulated earnings	$(20,305,903)

Alger AI Enablers & Adopters Fund
Undistributed ordinary income	$108,722
Undistributed long-term gains	—
Net accumulated earnings	108,722
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	578,426
Total accumulated earnings	$687,148

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

During the year ended October 31, 2024, the Alger 35 Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund, the Alger International Opportunities Fund and the Alger Health Sciences Fund, utilized capital loss carryforwards of $5,687,658, $36,208,610, $11,214,791, $34,900,102, $150,532,792, $6,922,542, and $5,988,840, respectively.
During the year ended October 31, 2024, the Alger Growth & Income Fund, the Alger 35 Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund, the Alger Weatherbie Specialized Growth Fund, and the Alger Health Sciences Fund, for federal income tax purposes, had capital loss carryforwards of $945,193, $659,026, $142,874,477, $52,790,966, $61,650,848, $644,282,003, $315,386,839, and $27,275,956, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Funds, resulted in the following reclassifications among the Funds’ components of net assets at October 31, 2024:

Alger Capital Appreciation Fund
Distributable earnings	$(30,574,546)
Paid-in Capital	$30,574,546

Alger Concentrated Equity Fund
Distributable earnings	$491
Paid-in Capital	$(491)

Alger Growth & Income Fund
Distributable earnings	$1
Paid-in Capital	$(1)

Alger 35 Fund
Distributable earnings	$0

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger 35 Fund
Paid-in Capital	$0

Alger Mid Cap Focus Fund
Distributable earnings	$1,538,773
Paid-in Capital	$(1,538,773)

Alger Mid Cap Growth Fund
Distributable earnings	$1,157,383
Paid-in Capital	$(1,157,383)

Alger Small Cap Growth Fund
Distributable earnings	$3,467,134
Paid-in Capital	$(3,467,134)

Alger Small Cap Focus Fund
Distributable earnings	$15,053,129
Paid-in Capital	$(15,053,129)

Alger Weatherbie Specialized Growth Fund
Distributable earnings	$4,463,728
Paid-in Capital	$(4,463,728)

Alger International Opportunities Fund
Distributable earnings	$(776,445)
Paid-in Capital	$776,445

Alger Health Sciences Fund
Distributable earnings	$524,632
Paid-in Capital	$(524,632)

Alger AI Enablers & Adopters Fund
Distributable earnings	$495
Paid-in Capital	$(495)
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$292,474,700	$292,474,700	$—	$—
Consumer Discretionary	247,891,068	247,891,068	—	—
Consumer Staples	2,521,601	2,521,601	—	—
Energy	9,921,017	9,921,017	—	—
Financials	73,557,034	73,557,034	—	—
Healthcare	176,670,423	176,670,423	—	—
Industrials	169,443,969	169,443,969	—	—
Information Technology	900,079,745	900,079,745	—	—
Materials	4,701,067	4,701,067	—	—
Utilities	31,562,902	31,562,902	—	—
TOTAL COMMON STOCKS	$1,908,823,526	$1,908,823,526	$—	$—
PREFERRED STOCKS
Information Technology	6,704,443	—	—	6,704,443
REAL ESTATE INVESTMENT TRUST
Real Estate	14,818,958	14,818,958	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,411,253	—	—	2,411,253
TOTAL INVESTMENTS IN SECURITIES	$1,932,758,180	$1,923,642,484	$—	$9,115,696

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$620,350	$620,350	$—	$—
Consumer Discretionary	695,868	695,868	—	—
Energy	58,225	58,225	—	—
Financials	172,649	172,649	—	—
Healthcare	429,291	429,291	—	—
Industrials	434,204	434,204	—	—
Information Technology	2,391,293	2,391,293	—	—
Utilities	102,817	102,817	—	—
TOTAL COMMON STOCKS	$4,904,697	$4,904,697	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	37,307	37,307	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,942,004	$4,942,004	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$61,844,043	$61,844,043	$—	$—
Consumer Discretionary	45,368,873	45,368,873	—	—
Consumer Staples	37,389,865	37,389,865	—	—
Energy	26,916,506	26,916,506	—	—
Financials	83,877,053	83,877,053	—	—
Healthcare	75,969,949	75,969,949	—	—
Industrials	37,526,815	37,526,815	—	—
Information Technology	189,405,190	189,405,190	—	—
Materials	11,616,701	11,616,701	—	—
Utilities	9,971,938	9,971,938	—	—
TOTAL COMMON STOCKS	$579,886,933	$579,886,933	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,248,110	2,248,110	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	19,147,770	19,147,770	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	18,680,350	18,680,350	—	—
TOTAL INVESTMENTS IN SECURITIES	$619,963,163	$619,963,163	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,529,405	$5,529,405	$—	$—
Consumer Discretionary	6,794,396	6,251,208	543,188	—
Healthcare	2,608,700	2,608,700	—	—
Industrials	2,970,161	2,970,161	—	—
Information Technology	10,569,003	10,569,003	—	—
Utilities	1,565,785	1,565,785	—	—
TOTAL COMMON STOCKS	$30,037,450	$29,494,262	$543,188	$—
PREFERRED STOCKS
Healthcare	758,623	—	—	758,623
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,284,113	$—	$—	$1,284,113
SHORT-TERM INVESTMENTS
Money Market Funds	62,663	62,663	—	—
TOTAL INVESTMENTS IN SECURITIES	$31,384,226	$29,556,925	$543,188	$1,284,113

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,078,191	$18,078,191	$—	$—
Consumer Discretionary	23,171,802	20,383,512	2,788,290	—
Energy	3,864,015	3,864,015	—	—
Financials	12,080,979	12,080,979	—	—
Healthcare	31,919,982	31,919,982	—	—
Industrials	56,534,865	56,534,865	—	—
Information Technology	83,092,048	83,092,048	—	—
Materials	5,107,748	5,107,748	—	—
Real Estate	1,910,010	1,910,010	—	—
Utilities	9,996,687	9,996,687	—	—
TOTAL COMMON STOCKS	$245,756,327	$242,968,037	$2,788,290	$—
PREFERRED STOCKS
Information Technology	2,208,387	—	—	2,208,387
SHORT-TERM INVESTMENTS
Money Market Funds	13,650,525	13,650,525	—	—
TOTAL INVESTMENTS IN SECURITIES	$261,615,239	$256,618,562	$2,788,290	$2,208,387

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,773,651	$18,773,651	$—	$—
Consumer Discretionary	23,611,345	23,611,345	—	—
Consumer Staples	950,919	950,919	—	—
Energy	5,479,870	5,479,870	—	—
Financials	24,502,483	24,502,483	—	—
Healthcare	24,613,982	24,613,982	—	—
Industrials	57,017,896	57,017,896	—	—
Information Technology	67,140,612	67,140,612	—	—
Materials	4,275,510	4,275,510	—	—
Real Estate	9,623,657	9,623,657	—	—
TOTAL COMMON STOCKS	$235,989,925	$235,989,925	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	1,015,734	—	—	1,015,734
TOTAL PREFERRED STOCKS	$1,015,734	$—	$—	$1,015,734
RIGHTS
Healthcare	182,918	—	—	182,918
SPECIAL PURPOSE VEHICLE
Information Technology	1,455,441	—	—	1,455,441
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	2,039,960	2,039,960	—	—
TOTAL INVESTMENTS IN SECURITIES	$240,683,978	$238,029,885	$—	$2,654,093

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,262,552	$1,262,552	$—	$—
Consumer Discretionary	45,940,646	45,940,646	—	—
Consumer Staples	4,680,268	4,680,268	—	—
Energy	3,708,096	3,708,096	—	—
Financials	3,739,658	3,739,658	—	—
Healthcare	76,252,259	73,042,901	—	3,209,358
Industrials	31,004,183	31,004,183	—	—
Information Technology	72,202,855	72,202,855	—	—
Materials	286,469	286,469	—	—
TOTAL COMMON STOCKS	$239,076,986	$235,867,628	$—	$3,209,358
PREFERRED STOCKS
Healthcare	544,536 [1]	—	—	544,536 [1]
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,604,672	$—	$—	$1,604,672
RIGHTS
Healthcare	164,711	—	—	164,711
SPECIAL PURPOSE VEHICLE
Information Technology	1,976,793	—	—	1,976,793
SHORT-TERM INVESTMENTS
Money Market Funds	58	58	—	—
TOTAL INVESTMENTS IN SECURITIES	$242,823,220	$235,867,686	$—	$6,955,534

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$99,091,638	$99,091,638	$—	$—
Financials	10,893,478	10,893,478	—	—
Healthcare	417,203,680	417,203,680	—	—
Industrials	251,854,474	251,854,474	—	—
Information Technology	341,212,554	341,212,554	—	—
Utilities	13,543,965	13,543,965	—	—
TOTAL COMMON STOCKS	$1,133,799,789	$1,133,799,789	$—	$—
PREFERRED STOCKS
Healthcare	38,958,639	—	—	38,958,639
RIGHTS
Healthcare	3,691	—	—	3,691
SHORT-TERM INVESTMENTS
Money Market Funds	40,400,199	40,400,199	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,213,162,318	$1,174,199,988	$—	$38,962,330

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,020,708	$30,020,708	$—	$—
Energy	2,464,428	2,464,428	—	—
Financials	76,386,206	76,386,206	—	—
Healthcare	129,672,939	127,045,075	—	2,627,864
Industrials	105,175,866	105,175,866	—	—
Information Technology	81,380,017	81,380,017	—	—
Real Estate	28,538,586	28,538,586	—	—
TOTAL COMMON STOCKS	$453,638,750	$451,010,886	$—	$2,627,864
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	22,807,134	22,807,134	—	—
TOTAL INVESTMENTS IN SECURITIES	$476,445,884	$473,818,020	$—	$2,627,864

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,508,794	$—	$8,508,794	$—
Consumer Discretionary	26,885,523	21,249,141	5,636,382	—
Consumer Staples	14,427,645	2,344,995	12,082,650	—
Energy	6,275,413	—	6,275,413	—
Financials	22,206,899	16,810,763	5,396,136	—
Healthcare	18,652,124	—	18,652,124	—
Industrials	20,983,711	3,363,047	17,620,664	—
Information Technology	19,720,506	14,115,074	5,605,432	—
Materials	7,154,697	—	7,154,697	—
TOTAL COMMON STOCKS	$144,815,312	$57,883,020	$86,932,292	$—
SHORT-TERM INVESTMENTS
Money Market Funds	7,575,680	7,575,680	—	—
TOTAL INVESTMENTS IN SECURITIES	$152,390,992	$65,458,700	$86,932,292	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$2,475,329	$2,475,329	$—	$—
Healthcare	84,576,799	72,137,081	8,039,717	4,400,001
TOTAL COMMON STOCKS	$87,052,128	$74,612,410	$8,039,717	$4,400,001
PREFERRED STOCKS
Healthcare	3,554,283 [1]	—	—	3,554,283 [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	4,093,878	4,093,878	—	—
RIGHTS
Healthcare	606,669	—	—	606,669

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$1,446,092	$1,446,092	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$96,753,050	$80,152,380	$8,039,717	$8,560,953

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$637,552	$637,552	$—	$—
Consumer Discretionary	652,522	652,522	—	—
Consumer Staples	12,948	12,948	—	—
Financials	82,911	82,911	—	—
Healthcare	135,419	135,419	—	—
Industrials	331,102	331,102	—	—
Information Technology	2,089,093	2,089,093	—	—
Utilities	116,608	116,608	—	—
TOTAL COMMON STOCKS	$4,058,155	$4,058,155	$—	$—
PREFERRED STOCKS
Information Technology	54,280	—	—	54,280
REAL ESTATE INVESTMENT TRUST
Real Estate	41,772	41,772	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	224,499	224,499	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,378,706	$4,324,426	$—	$54,280

[1]
Alger Mid Cap Growth Fund's,  Alger Small Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's and Alger
Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of October 31, 2024.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2023	$1,049,884
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(59,023)
Purchases and Sales/Distributions
Purchases	5,713,582
Sales/Distributions	—
Closing balance at October 31, 2024	6,704,443
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(59,023)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,555,109
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(143,856)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	2,411,253
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(143,856)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2023	$470,076
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(470,076)***
Closing balance at October 31, 2024	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2023	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	288,547
Purchases and Sales/Distributions
Purchases	995,566***
Sales/Distributions	—
Closing balance at October 31, 2024	1,284,113
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$288,547

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2023	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	2,208,387
Sales/Distributions	—
Closing balance at October 31, 2024	2,208,387
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	1,015,734
Sales/Distributions	—
Closing balance at October 31, 2024	1,015,734*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2023	$401,240
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(218,322)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	182,918
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(218,322)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,542,273
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(86,832)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	1,455,441
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(86,832)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2023	$3,149,680
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	59,678
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	3,209,358
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$59,678

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	153,841
Purchases and Sales/Distributions
Purchases	1,450,831
Sales/Distributions	—
Closing balance at October 31, 2024	1,604,672*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$153,941

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2023	$118,852
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	45,859
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	164,711
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$45,859

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,094,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(117,936)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	1,976,793
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(117,936)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Common Stocks
Opening balance at November 1, 2023	$20,678,300
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(20,678,300)***
Closing balance at October 31, 2024	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2023	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	14,271,511
Purchases and Sales/Distributions
Purchases	24,687,128***
Sales/Distributions	—
Closing balance at October 31, 2024	38,958,639
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$14,271,511

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2023	$8,095
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,404)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	3,691
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(4,404)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2023	$2,578,999
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	48,865
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	2,627,864
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$48,865

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2023	$6,166,482
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	81,818
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(1,848,299)***
Closing balance at October 31, 2024	4,400,001
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$81,818

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,295,985
Purchases and Sales/Distributions
Purchases	2,258,298***
Sales/Distributions	—
Closing balance at October 31, 2024	3,554,283*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$1,295,985

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2023	$1,330,757
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(724,088)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	606,669
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(724,088)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2023	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	54,280
Sales/Distributions	—
Closing balance at October 31, 2024	54,280
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$—

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
***
On February 6, 2024, Impulse Dynamics PLC Class E converted to Impulse Dynamics Series A common stock and
Impulse Dynamics Series F-1 preferred stock. For the fiscal year ended October 31, 2024, all Impulse Dynamics PLC
Class E was common stock.

The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of October 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$990,861	Market Approach	Revenue Multiple	9.50x	N/A*
	5,713,582	Market Approach	Transaction Price***	N/A	N/A*
Special Purpose Vehicle	2,411,253	Market Approach	Revenue Multiple	9.50x	N/A*
Alger 35 Fund
Preferred Stocks	758,623	Market Approach	Revenue Multiple	25.82x	N/A*
	525,490	Market Approach	Transaction Price***	N/A	N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Mid Cap Focus Fund
Preferred Stocks	2,208,387	Market Approach	Transaction Price***	N/A	N/A*
Alger Mid Cap Growth Fund
Preferred Stocks	$—**	Income Approach	Discount Rate	100.00%	N/A*
	1,015,734	Market Approach	Transaction Price***	N/A	N/A*
Rights	182,918	Income Approach	Discount Rate Probability of Success	6.77%-7.17% 0.00%-15.00%	N/A* N/A*
Special Purpose Vehicle	1,455,441	Market Approach	Revenue Multiple	9.50x	N/A*
Alger Small Cap Growth Fund
Common Stocks	3,209,358	Market Approach	Revenue Multiple	25.82x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100.00%	N/A*
	1,060,136	Market Approach	Transaction Price***	N/A	N/A*
	544,536	Market Approach	Revenue Multiple	25.82x	N/A*
Rights	164,711	Income Approach	Discount Rate Probability of Success	5.11%-7.17% 0.00%-44.00%	5.72% 26.91%
Special Purpose Vehicle	1,976,793	Market Approach	Revenue Multiple	9.50x	N/A*
Alger Small Cap Focus Fund
Preferred Stocks	38,958,639	Market Approach	Revenue Multiple	25.82x	N/A*
Rights	3,691	Income Approach	Discount Rate Probability of Success	6.77%-7.17% 0.00%-15.00%	N/A* N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	2,627,864	Market Approach	Revenue Multiple	25.82x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100.00%	N/A*
Alger Health Sciences Fund
Common Stocks	4,400,001	Market Approach	Revenue Multiple	25.82x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100.00%	N/A*
	3,554,283	Market Approach	Revenue Multiple	25.82x	N/A*
Rights	606,669	Income Approach	Discount Rate Probability of Success	6.77%-7.17% 0.00%-15.00%	N/A* N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters Fund
Preferred Stocks	54,280	Market Approach	Transaction Price***	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.
***
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of  October 23, 2024.

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, anddecreases in the probability of success result in lower fair value measurements. For the year ended October 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the year or as of October 31, 2024.
NOTE 10 — Principal Risks:

Alger Capital Appreciation Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Concentrated Equity Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Growth & Income Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger 35 Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Weatherbie Specialized Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger International Opportunities Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities and emerging markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Health Sciences Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be invested in healthcare companies, which may be significantly affected by competition, innovation, regulation, and product obsolescence, and may be more volatile than the securities of other companies. A significant portion of assets may be invested in securities of companies in related industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable industry developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger AI Enablers & Adopters Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and global depositary receipts (GDRs) may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 11 — Affiliated Securities:

During the year ended October 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the year ended October 31, 2024 with such affiliated persons are summarized below. During this year, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(143,856)	$2,411,253
Total	—	—	—	—	$—	$—	$(143,856)	$2,411,253

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	219,610	—	—	219,610	$—	$—	$—	$—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(62,208)	1,042,704
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(24,624)	412,737
Total	219,610	—	—	219,610	$—	$—	$(86,832)	$1,455,441

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	50,688	—	—	50,688	$—	$—	$—	$—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(93,312)	1,564,056
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(24,624)	412,737
Total	50,688	—	—	50,688	$—	$—	$(117,936)	$1,976,793

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-1	7,255,544	20,772,254	—	28,027,798	$—	$—	$14,271,511	$38,958,639
Total	7,255,544	20,772,254	—	28,027,798	$—	$—	$14,271,511	$38,958,639

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	231,474	—	—	231,474	$—	$—	$—	$—
Total	231,474	—	—	231,474	$—	$—	$—	$—

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	897,366	—	—	897,366	$—	$—	$—	$—
Total	897,366	—	—	897,366	$—	$—	$—	$—

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
October 31, 2024.

[2]	Prosetta Biosciences, Inc. Series D is no longer to be deemed an affiliate of the Funds because the Funds and Prosetta Biosciences Inc., Series D is no longer under common control.
NOTE 12 — Subsequent Events:

Alger Management of each Fund has evaluated events that have occurred subsequent to October 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of The Alger Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Funds comprised of Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund (formerly Alger International Focus Fund), Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively the “Funds”), including the schedules of investments, as of October 31, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Alger AI Enablers & Adopters Fund and Alger Concentrated Equity Fund; the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below for Alger AI Enablers & Adopters Fund, and Alger Concentrated Equity Fund that commenced operations on April 4, 2024; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting The Alger Funds as of October 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund comprising The Alger Funds	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Alger AI Enablers & Adopters Fund	For the period from April 4, 2024 (commencement of operations) through October 31, 2024.
Alger Concentrated Equity Fund	For the period from April 4, 2024 (commencement of operations) through October 31, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited)

Tax information

Alger Capital Appreciation Fund and Alger International Opportunities Fund designate $120,338,371 and $57,254, respectively, as approximate amounts of capital gain dividend for the purpose of the dividends paid deduction. In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2024, 31.20% of Alger Capital Appreciation Fund's, 34.19% of Alger Concentrated Equity Fund's and 6.61% of Alger AI Enablers & Adopters Fund's dividends qualified for the dividends deduction for corporations, respectively. For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 33.41%, 42.57% and 7.08% of Alger Capital Appreciation Fund, Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund's dividends may be considered qualified dividend income, respectively.
Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. Such notification, which will reflect the amount to be used by tax payers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2025. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings, with the exception of Alger 35 Fund and Alger Concentrated Equity Fund which makes available their month-end top 5 holdings, with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AFAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The Alger Funds – Proxy Results
A special meeting of shareholders was held on August 16, 2024, for shareholders of record as of June 13, 2024, to elect Trustees to the Trust’s Board.
Shareholders approved the Trustees* as follows:

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Jean Brownhill	163,324,225.979	2,739,289.906	0	N/A
Susan L. Moffet	163,357,651.327	2,705,864.558	0	N/A
Jay C. Nadel	162,840,705.014	3,222,810.871	0	N/A
David Rosenberg	162,473,663.076	3,589,852.809	0	N/A
* Denotes Trust-wide proposal and voting results.
The other Trustees of the Trust had previously been elected by shareholders and, therefore, were not seeking election at the special meeting.  These Trustees are Hilary M. Alger, Charles F. Baird, Jr., and Nathan E. Saint-Amand.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statementof Operations under the line items “Trustee fees” and “Investment advisory fees”as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Funds (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Opportunities Fund and Alger Health Sciences Fund, (each, a “Fund”), (the “Investment Advisory Agreement”), and the investment sub-advisory agreement between Alger and Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger, on behalf of Alger Weatherbie Specialized Growth Fund (the “Sub-Advisory Agreement,” and together with the Investment Advisory Agreement,” the “Management Agreements,” and each, a “Management Agreement”), for an additional one-year period. The investment sub-advisory agreement between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger, on behalf of Alger International Opportunities Fund, is in its initial term through September 2025 and was therefore not considered for renewal by the Board.  Alger and Weatherbie are collectively referred to herein as the “Manager.”
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees.  The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports that included extensive analyses of the Funds and the Manager from FUSE Research Network LLC (“FUSE”), an independent consulting firm.  The Board also received a presentation from FUSE representatives at the Meeting and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below).  At a prior meeting held on September 3, 2024, the Independent Trustees met with representatives from FUSE to discuss an overview and the methodology of the reports prepared by FUSE.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting.  The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses generally relate to Class A shares of the Fund (each Fund’s oldest share class), except for Alger 35 Fund, for which Class Z shares were used (the Fund’s only share class), and Alger Mid Cap Focus Fund, for which Class I shares were used (the Fund’s oldest share class).
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds.  This information included, among other things, the qualifications, background and experience of the professional personnel who perform services

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant.  The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds.  The Board also noted the work undertaken by the Manager with respect to implementing new regulatory requirements applicable to the Funds.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process.  With respect to the Alger Weatherbie Specialized Growth Fund and the Alger International Opportunities Fund, the Board also considered the investment approach of each Fund’s sub-adviser.  The Board noted the length of time the Manager has provided services as an investment adviser (or sub-adviser, as applicable) to a Fund.  The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a Fund that is part of the Alger Family of Funds.  The Board noted the continuing strong financial position of the Manager and its commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2024.  The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year.  The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year.  In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable, noting their discussions with senior management of Alger related to Fund performance and the factors that impacted Fund performance, where applicable.  Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Cpital Appreciation Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe, and for the three-, five- and 10-year periods was in the second quartile of its Peer Universe.
Alger 35 Fund.  The Board noted that the Fund’s annualized total return for the one-year, five-year and since inception (March 2018) periods outperformed the median of its Peer Group and for the three-year period underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe, for the three-year period was in the fourth quartile of its Peer Universe, and for the five-year and since inception periods was in the third quartile of its Peer Universe.  In this regard, the Board considered the Fund’s improvement in performance over the near term.
Alger Growth & Income Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe, and for the three-, five- and 10-year periods was in the first quartile of its Peer Universe.
Alger Mid Cap Growth Fund.  The Board noted that the Fund’s annualized total return for the one-year and three-year periods underperformed the median of its

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Peer Group, and for the five- and 10-year periods outperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one and five-year periods was in the second quartile of its Peer Universe, and the three- and 10-year periods was in the third quartile of its Peer Universe.  In this regard, the Board considered FUSE’s commentary that the Fund is among the “growthiest” funds in its Peer Universe and that there was a direct correlation to outperformance for mid cap growth funds with a lower growth style factor.
Alger Mid Cap Focus Fund.  The Board noted that the Fund’s annualized total return for the one-, five-, and since inception periods outperformed the median of its Peer Group and for the three-year period underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one and five-year and since inception periods was in the first quartile of its Peer Universe, and for the three-year period was in the fourth quartile of its Peer Universe.  The Board considered FUSE’s commentary that during the last three years, the Fund was among the “growthiest” strategies among its peers and that there is a direct correlation to strategies with a higher growth bias underperforming peers during the last three years.
Alger Weatherbie Specialized Growth Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was in the third quartile of its Peer Universe, and the three- and five-year periods was in the fourth quartile of its Peer Universe.  In this regard, the Board considered FUSE’s commentary regarding the Fund’s weightings in certain sectors and the impact on performance.
Alger Small Cap Growth Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year period was in the third quartile of its Peer Universe, and for the three-, five-, and 10-year periods was in the fourth quartile of its Peer Universe.  The Board considered FUSE’s commentary that (i) sector bets and a growth bias contributed to the Fund’s underperformance and (ii) during the last three years, the Fund ranked above average in terms of “growthiness” among its peers and funds with a lower growth bias have outperformed peers during the last three years.  The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger Small Cap Focus Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year period was in the third quartile of its Peer Universe and for the three-, five-, and 10-year periods was in the fourth quartile of its Peer Universe.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

In this regard, the Board considered FUSE’s commentary that (i) sector bets and a growth bias both contributed to the underperformance and (ii) during the last three years, the Fund was among the “growthiest” of small cap growth funds and that there is a correlation to strategies with a higher growth bias underperforming peers during the last three years. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger International Opportunities Fund.  The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was equal to or outperformed the median of its Peer Group and for the 10-year period underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one- and five- year periods was in the first quartile of its Peer Universe and for the three- and 10-year periods was in the third quartile of its Peer Universe.  The Board noted that as of February 1, 2024, Redwood became the sub-adviser to the Fund.  In this regard, the Board noted that although the sub-advisory agreement with Redwood was not being considered for renewal, the Fund’s performance reflects that of Redwood for periods on and after February 1, 2024.
Alger Health Sciences Fund.  The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group and was in the fourth quartile of its Peer Universe.  In this regard, the Board considered FUSE’s commentary that the Fund’s larger allocation to small cap health care stocks over the last three years as compared to its Peer Universe had contributed to underperformance.  The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). For the Alger Weatherbie Specialized Growth Fund, the Board also reviewed and considered the sub-advisory fee payable to Weatherbie by Alger out of the management fee Alger receives from the Alger Weatherbie Specialized Growth Fund in light of the nature, extent and quality of the services provided by Weatherbie pursuant to the Sub-Advisory Agreement. The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of a Fund.  Additionally,

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee, and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers, includes the advisory fee and administrative fee (if a fund reports both).  The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group, including, for example, the specialized nature of a Fund’s strategy.  The Board concluded that the Contractual Management Fee charged to each Fund, and the sub-advisory fee payable to Weatherbie for the Alger Weatherbie Specialized Growth Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations.  Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Capital Appreciation Fund.  The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group.  In this regard, the Board considered the Fund’s top quartile performance.
Alger 35 Fund.  The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Growth & Income Fund.  The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Mid Cap Growth Fund.  The Board noted that the Fund’s Contractual Management Fee was above the median and in the third quartile of its Peer Group and that total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.  In this regard, the Board considered that the Contractual Management Fee for the Fund was 0.01% above the median of its Peer Group.
Alger Mid Cap Focus Fund.  The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group and that the total expenses were below the median and in the second quartile of its Peer Group.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Alger Weatherbie Specialized Growth Fund.  The Board noted that the Fund’s Contractual Management Fee was above the median and in the third quartile of its Peer Group and that total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.  In this regard, the Board considered that the Fund’s Contractual Management Fee was less than 0.01% above the median of its Peer Group.  The Board also noted that, with respect to the Fund, Weatherbie is paid by Alger out of the management fee Alger receives from the Fund.
Alger Small Cap Growth Fund.  The Board noted that the Fund’s Contractual Management Fee was equal to the median and in the second quartile, and total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.
Alger Small Cap Focus Fund.  The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.
Alger International Opportunities Fund.  The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were above the median and in the fourth quartile (most expensive) of its Peer Group.  The Board also noted that, with respect to the Fund, Redwood is paid by Alger out of the management fee Alger receives from the Fund.
Alger Health Sciences Fund.  The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were equal to the median and in the second quartile of its Peer Group.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management.  The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund.  In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended June 30, 2024.  The Board also noted management’s representations that the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Manager is not profitable with respect to certain Funds.  The Board also reviewed the profitability methodology and any changes thereto, noting that management maintains a consistent methodology year to year.  The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices.  The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting related limitations with respect to such comparison.  The Board noted that Alger compensates Weatherbie from its fee and that Alger provided profitability information with respect to Alger Weatherbie Specialized Growth Fund.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements.  Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders.  The Board noted the existence of management fee breakpoints for Alger Capital Appreciation Fund, Alger International Opportunities Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Weatherbie Specialized Growth Fund, and Alger Small Cap Growth Fund, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.
Conclusion

The Board’s consideration of the Management Agreement(s) for each Fund also had the benefit of a number of years of reviews of the Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager.  Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration, and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Not applicable.

(a) (3) Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	December 19, 2024